                                                               EQUITY FUNDS
                                            LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                                                   LOOMIS SAYLES CORE VALUE FUND
                                             LOOMIS SAYLES EMERGING MARKETS FUND
                                            LOOMIS SAYLES GLOBAL TECHNOLOGY FUND
                                                       LOOMIS SAYLES GROWTH FUND
                                         LOOMIS SAYLES INTERNATIONAL EQUITY FUND
                                                LOOMIS SAYLES MID-CAP VALUE FUND
                                                     LOOMIS SAYLES RESEARCH FUND
                                             LOOMIS SAYLES SMALL CAP GROWTH FUND
                                              LOOMIS SAYLES SMALL CAP VALUE FUND
                                                    LOOMIS SAYLES WORLDWIDE FUND

[LOGO]

ANNUAL REPORT
SEPTEMBER 30, 2000

TABLE OF CONTENTS

Corporate Overview                                                          1

Letter from the President                                                   2

Economic and Market Overview                                                4

Institutional Class Total Return vs. Lipper Category Average and Lipper
Category Index                                                              8

Fund and Manager Reviews                                                   10

Portfolio of Investments                                                   32

Statements of Assets and Liabilities                                       82

Statements of Operations                                                   84

Statements of Changes in Net Assets                                        86

Financial Highlights                                                       98

Notes to Financial Statements                                             118

2000 U.S. Tax and Distribution Information                                132

Shareholder Meeting Results                                               133

Report of Independent Accountants                                         134

CORPORATE OVERVIEW

LOOMIS SAYLES FUNDS

Loomis Sayles Funds is a Boston-based family of predominantly no-load mutual funds advised by Loomis, Sayles & Company, L.P. At Loomis Sayles Funds, we follow a simple strategy--we pay close attention to what we hear from our clients and the marketplace, then work to deliver high-quality products and services that exceed expectations.

Our "listening harder" creed lets us design products and services that truly answer our clients' needs. We offer a broad range of predominantly no-load funds to complement your investment objectives and strategies. We believe we run one of the most responsive support organizations in the business, providing timely information and insightful solutions.

Beyond that, we're structured to take advantage of our institutional heritage. The research department at Loomis, Sayles & Company, L.P. provides our portfolio managers with the fundamental research they need to make sound investment decisions. Our portfolio managers not only manage mutual funds, they manage large institutional accounts that demand and appreciate the style consistency that follows from our disciplined investment approach.

FOR INFORMATION ABOUT:

- Establishing an account

- Account procedures and status

- Exchanges

- Shareholder services

PHONE 800-626-9390


FOR ALL OTHER INFORMATION ABOUT THE FUNDS:
PHONE 800-633-3330

To request any of the following, press or say the number

1--Automated Account Balances, Last Transaction, and Distribution Information

2--Speak to a Customer Service Representative regarding an Existing Account

3--Net Asset Values and Yields

4--Speak to a Marketing Representative

5--Advisory and Broker/Dealer Services

6--Institutional and High Net Worth Operations, Trading and Client Services

AS ALWAYS, WE ARE INTERESTED IN YOUR COMMENTS ABOUT THE JOB WE ARE DOING AND IN ANSWERING ANY QUESTIONS YOU MAY HAVE. FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE LOOMIS SAYLES FUNDS, INCLUDING CHARGES AND EXPENSES, PLEASE CALL LOOMIS SAYLES DISTRIBUTORS, L.P. FOR A PROSPECTUS AT 800-633-3330 MONDAY THROUGH FRIDAY, 8:45 A.M. TO 4:45 P.M. EST. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


LOOMIS SAYLES EQUITY FUNDS                                                   1

LETTER FROM THE PRESIDENT

DEAR SHAREHOLDERS:

[PHOTO OF DANIEL J. FUSS]

DANIEL J. FUSS
PRESIDENT AND
PORTFOLIO MANAGER

The last twelve months ended September 30, 2000 gave investors a volatile stock market and an improving bond market. Valuation concerns triggered a sharp sell-off in the large-cap growth sector of the stock market, while a slowing economy helped bolster the bond market.

The solid twelve-month return for the stock market (13.28 percent as measured by the S&P 500 INDEX) somewhat masks the severe volatility and sector rotations that started to occur during the year. Growth stocks, led by the powerful technology sector, remained strong through the first half of the year. But, in mid-March sentiment shifted quickly, as valuation and earnings concerns triggered a sharp downturn among technology stocks and other growth sectors. Eager to find good valuations and real earnings, investors rediscovered value stocks.

In general, the Loomis Sayles Equity Funds offered attractive performance during the year, as the two distinct market climates benefited both growth- and value-oriented funds.

For most of the year, the bond market was faced with the anomaly of an inverted Treasury yield curve. Short-term rates were on the rise, due to the Federal Reserve Board's tightening policy, and long-term rates were on the decline, due to the Treasury Department's buyback of long-term debt. The situation started to stabilize during the summer, as signs of a slowing economy put the Federal Reserve Board into a holding pattern.

Among the spread sectors, higher-quality, long-term bonds were the leading performers for the year. Credit spreads remained volatile during the year, and we took advantage of widening spreads to purchase attractive securities. Overall, we continued to benefit from our research-driven insights into security and sector selections, and the Loomis Sayles Fixed Income Funds offered attractive performance for the period.

Looking ahead, the key factor influencing the financial markets is still with us: peace. There are some situations to worry about as we look around the world, but nothing requiring a large build-up of the military either here or elsewhere. Another potential problem--stock market leverage--actually appears to have lightened. The impact of rising energy prices and their influence on economies and markets is still playing out. In fact, the situation may help the bond market by causing economic slowing that more than offsets the inflationary impact of higher energy prices. Of course, the central banks could respond by increasing the money supply, and inflation would re-emerge. So far, this seems unlikely, but it is worth watching.

Sincerely,




/s/ Daniel J. Fuss
Daniel J. Fuss
President
Loomis Sayles Funds


LOOMIS SAYLES EQUITY FUNDS                                                   3

ECONOMIC AND MARKET OVERVIEW


ANNUAL REPORT FOR THE PERIOD ENDED SEPTEMBER 30, 2000


STOCK MARKET REVIEW

Concealed behind the stock market's solid total return of 13.3 percent for the fiscal year (as measured by the S&P 500 INDEX) is a period of strong market volatility and distinct sector rotations. All of the market's positive performance came in the first six months of the period, when the S&P 500 INDEX returned 17.6 percent. For the final six months of the year, the Index lost 3.8 percent.

The strongest common bond among the top performers for the final six months of the year was that they had lousy performance in the first six months of the year. In fact, nine of the S&P 500 INDEX's 10 best performers for the six months ended September 30, 2000, were down at least 10 percent for the six-month period ended March 31, 2000.

After a lengthy, unprecedented reign as the favored style, large-cap growth stocks relinquished that title, as value stocks and small- and mid-capitalization growth stocks moved into the limelight. For the year, the RUSSELL MIDCAP INDEX posted a total return of 31.6 percent and the RUSSELL 2000 INDEX offered a total return of 23.4 percent. The trend toward smaller companies started in the fourth quarter of 1999 and continued throughout the year. The shift toward the value style began in March 2000, due primarily to a strong correction among the fastest-growing technology stocks. Although the Russell growth indexes led the value indexes for the twelve-month period, most under-performed their value counterparts for the six-month period ended September 30, 2000.

Perhaps the biggest sector story for the year was in technology. After soaring through the first five months of the fiscal year and driving much of the overall market's strong performance, the technology bubble finally burst on March 10, 2000. Hardest hit were the dot-com stocks with bad earnings reports and questionable earnings forecasts. The downdraft quickly spread to other technology sectors, including PC manufacturers. Data indicated that the home PC market was becoming saturated and that business use was shifting toward workstations. That news hurt several big players, including Dell Computer, which was down 43 percent for the six months ended September 30, 2000; Apple Computer, down 62 percent; Intel, down 37 percent, Texas Instruments, down 41 percent; Gateway, down 12 percent; and Hewlett-Packard, down 8 percent. In addition, the government's antitrust suit against Microsoft pushed down the technology sector as it caused the company's stock to drop 43 percent for the six-month period.

Nevertheless, there were several technology stocks that offered "real" earnings and, consequently, excellent returns for the one-year period. For example, 3Com was up 139 percent, and EMC was up 178 percent.

Financial stocks across the board enjoyed a strong year, as stabilizing interest rates and a slowing economy contributed to solid returns. The healthcare sector was another good performer. Specifically, HMOs and long-term care providers benefited from the federal budget surplus and its impact on improved Medicare funding.

While the slowing economy was good news for financial stocks, it was bad news for the retail sector, contributing to earnings disappointments and poor performance.

In the international arena, performance was disappointing. After a stellar 1999, international stocks retreated beginning in the first quarter of 2000. The MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST
(EAFE) INDEX posted a total return of 3.2 percent for the twelve-month period ended September 30, 2000.

The declining value of the Euro was a large contributor to the poor performance. From a value of approximately $1 in December 1999, the Euro fell to 85 cents in September 2000. The rising cost of oil was another factor working against European nations, which are completely dependent on foreign sources of oil. Even the United Kingdom, the only European nation that does any oil drilling, is a net importer of oil. On the other hand, rising oil prices were a positive event for the emerging-market, oil-exporting nations of Mexico and Venezuela.

In Japan, the economic recovery hit a roadblock, which affected the rest of Asia as well. In one unusual and ineffective move, the Japanese government initiated a bailout of a major department store. This proved to be an unpopular effort with the Japanese people, who were not comfortable with their government salvaging a private-sector enterprise. The expectation is that the government will continue to guarantee bank deposits but not the financial solvency of private enterprise.

BOND MARKET REVIEW

After a dismal 1999, the bond market started to rebound in the first quarter of 2000. The bond market was bolstered throughout the first nine months of 2000 by the U.S. Treasury Department's announcement that it was buying back long-term debt. This created huge demand for long-term Treasuries and led to an inverted yield curve, with rates peaking at about the 10-year range. As the fiscal year winded down, the inversion started to subside somewhat, and securities in the intermediate-maturity range were the primary beneficiaries.

High-quality, longer-term bonds were the favored fixed-income securities during the year. High-yield bonds excelled in the fourth quarter of 1999, when investors showed a strong willingness to take on credit risk. But, that sentiment quickly changed in the face of higher interest rates. For lower-rated credits, investors worried that higher interest rates would make it more costly to raise capital.

For the entire twelve-month period, government bonds outperformed all other fixed-income securities with a return of 7.2 percent, as measured by the LEHMAN BROTHERS GOVERNMENT BOND INDEX. Mortgage-backed securities were up 7.4 percent, according to the LEHMAN BROTHERS FIXED RATE MORTGAGE-BACKED INDEX, and investment-grade corporate securities, as measured by LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX, were up 6.7 percent. High yield bonds, as measured by the LEHMAN BROTHERS HIGH YIELD BOND INDEX, finished the twelve-month period up 1.0 percent.


LOOMIS SAYLES EQUITY FUNDS                                                   5

U.S. AND GLOBAL ECONOMIC REVIEW

The Federal Reserve Board maintained its proactive stance against inflation with a series of interest rate hikes through May 2000, when it imposed a 0.5 percentage-point increase. That proved to be the final rate hike for the twelve-month period, as the Federal Reserve Board's tightening policy finally started to have a slowing effect on the economy. Growth remained positive and moved into the more sustainable range of 2.0-2.5 percent.

After the May rate hike, short-term interest rates remained stable for the rest of the year, and some Federal Reserve Board watchers anticipated that the next move would be a cut in rates. The last time the Federal Reserve Board cut interest rates was more than two years ago. A typical interest rate cycle is 17 months, so there remains modest optimism for lower interest rates going forward.

In Europe, price stability remains the primary goal for the European Central Bank (ECB). As such, it is expected that the ECB will let the Euro float freely, even if it means that it continues to fall against the U.S. dollar. The outlook for Germany remains especially positive, as new tax reforms should promote good growth. France, Sweden, Finland and The Netherlands also remain positioned for good growth, because their economies are reflective of the "new economy."

Higher oil prices remain a catalyst for potentially higher inflation figures for the United States and the rest of the world. In particular, Europe remains vulnerable to higher oil prices, as most European nations import all of their oil. In fact, the United Kingdom is the only nation that has any domestic drilling effort. Emerging markets, such as Mexico and Venezuela, stand to benefit from the trend toward higher oil prices due to their significant oil-exportation industries.

[THIS PAGE INTENTIONALLY LEFT BLANK]


LOOMIS SAYLES EQUITY FUNDS                                                   7

INSTITUTIONAL CLASS

TOTAL RETURN(1) VS. LIPPER CATEGORY AVERAGE AND LIPPER CATEGORY INDEX(2) FOR THE PERIODS ENDED SEPTEMBER 30, 2000

----------------------------------------------------------------------------------------------------------------------

                                                                                            MODIFIED         ACTUAL
                                                      1 YEAR     3 YEARS    5 YEARS       INCEPTION(3)     INCEPTION(4)
----------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND                  147.80%      63.59%        NA          57.60%           57.60%
  Lipper Multi-Cap Growth Funds Average                53.43%      26.71%        NA          27.83%             NA
  Rank                                                 3/414       1/300         NA          1/273              NA
  Percentile                                               1           1         NA              1              NA
  Lipper Multi-Cap Growth Funds Index                  44.12%      24.26%        NA          26.74%             NA

LOOMIS SAYLES CORE VALUE FUND                           3.60%       2.70%     12.26%         12.39%           12.97%
  Lipper Multi-Cap Value Funds Average                 11.94%       6.45%     13.80%         13.44%             NA
  Rank                                               376/475     255/336    145/209          68/96              NA
  Percentile                                              79          76         70             71              NA
  Lipper Multi-Cap Value Funds Index                   10.61%       5.80%     13.60%         13.49%             NA

LOOMIS SAYLES EMERGING MARKETS FUND                       NA          NA         NA          11.81%           48.60%
  Lipper Emerging Markets Funds Average                   NA          NA         NA          (5.48)             NA
  Rank                                                    NA          NA         NA             NA              NA
  Percentile                                              NA          NA         NA             NA              NA
  Lipper Emerging Markets Funds Index                     NA          NA         NA          (6.84)             NA

LOOMIS SAYLES GLOBAL TECHNOLOGY FUND                      NA          NA         NA          27.00%           27.00%
  Lipper Science and Technology Funds Average             NA          NA         NA           5.35%             NA
  Rank                                                    NA          NA         NA             NA              NA
  Percentile                                              NA          NA         NA             NA              NA
  Lipper Science and Technology Funds Index               NA          NA         NA           7.76%             NA

LOOMIS SAYLES GROWTH FUND                              45.64%      19.76%     21.37%         17.17%           17.89%
  Lipper Large-Cap Growth Funds Average                30.33%      24.07%     23.17%         18.25%             NA
  Rank                                                65/496     241/320    144/201          49/76              NA
  Percentile                                              14          76         72             64              NA
  Lipper Large-Cap Growth Funds Index                  23.73%      21.95%     23.41%         18.67%             NA

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) TOTAL RETURN FOR PERIODS GREATER THAN ONE YEAR REPRESENTS AVERAGE ANNUAL TOTAL RETURN. TOTAL RETURNS SHOWN REFLECT, IF ANY, THE EFFECT OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. WITHOUT SUCH WAIVERS AND/OR EXPENSE REIMBURSEMENTS, PERFORMANCE AND RANKINGS WOULD HAVE BEEN LOWER.

(2) LIPPER CATEGORY AVERAGE TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL TOTAL RETURN FOR ALL FUNDS IN EACH FUND'S CORRESPONDING INVESTMENT CATEGORY AS DETERMINED BY LIPPER INC. THE LIPPER CATEGORY INDEX TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL TOTAL RETURN OF 30 FUNDS, OR 10 FUNDS FOR THE LIPPER EMERGING MARKETS FUNDS INDEX, LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX AND LIPPER SCIENCE AND TECHNOLOGY FUNDS INDEX IN EACH FUND'S CORRESPONDING INVESTMENT CATEGORY AS DETERMINED BY LIPPER. RANKINGS ARE BASED ON THE TOTAL RETURN OF EACH FUND FOR THE PERIOD RELATIVE TO THE TOTAL RETURN OF ALL FUNDS IN THAT FUND'S CORRESPONDING INVESTMENT CATEGORY.

SOURCE: LIPPER INC.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        MODIFIED         ACTUAL
                                                         1 YEAR         3 YEARS         5 YEARS       INCEPTION(3)    INCEPTION(4)
----------------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERNATIONAL EQUITY FUND                   34.39%          14.84%          14.24%         11.98%          11.90%
  Lipper International Funds Average                      10.77%           8.25%          10.37%          9.80%             NA
  Rank                                                   36/655          57/461          38/285          10/59              NA
  Percentile                                                  6              13              14             17              NA
  Lipper International Funds Index                        10.82%           8.41%          11.51%         10.41%             NA

LOOMIS SAYLES MID-CAP VALUE FUND                          14.21%           3.89%             NA           9.90%           9.90%
  Lipper Mid-Cap Value Funds Average                      24.24%           6.78%             NA          12.58%             NA
  Rank                                                  112/168          78/120              NA         66/105              NA
  Percentile                                                 67              65              NA             63              NA
  Lipper Mid-Cap Value Funds Index                        20.75%           5.30%             NA          10.65%             NA

LOOMIS SAYLES RESEARCH FUND                                  NA              NA              NA           5.40%           5.40%
  Lipper Large-Cap Core Funds Average                        NA              NA              NA           1.01%             NA
  Rank                                                       NA              NA              NA             NA              NA
  Percentile                                                 NA              NA              NA             NA              NA
  Lipper Large-Cap Core Funds Index                          NA              NA              NA           1.21%             NA

LOOMIS SAYLES SMALL CAP GROWTH FUND                       61.17%          31.39%             NA          32.17%          32.17%
  Lipper Mid-Cap Growth Funds Average                     63.89%          27.06%             NA          27.77%             NA
  Rank                                                  130/240          54/167              NA         50/152              NA
  Percentile                                                 54              33              NA             33              NA
  Lipper Mid-Cap Growth Funds Index                       59.32%          26.09%             NA          25.56%             NA

LOOMIS SAYLES SMALL CAP VALUE FUND                        20.66%           3.59%          14.15%         16.28%          16.46%
  Lipper Small-Cap Value Funds Average                    20.66%           2.09%          12.67%         13.58%             NA
  Rank                                                    137/311          70/197          33/108           6/28              NA
  Percentile                                                 44              36              31             21              NA
  Lipper Small-Cap Value Funds Index                      16.86%           1.61%          10.54%         12.45%             NA

LOOMIS SAYLES WORLDWIDE FUND                              46.53%          15.45%             NA          15.56%          15.48%
  Lipper Global Flexible Portfolio Funds Average          13.03%           9.20%             NA          11.70%             NA
  Rank                                                     1/99            9/74              NA           5/52              NA
  Percentile                                                  1              12              NA             10              NA
  Lipper Global Flexible Portfolio Funds Index            13.29%           9.37%             NA          11.84%             NA

(3) MODIFIED INCEPTION REFLECTS THE NEAREST LIPPER REPORTING PERIOD FOLLOWING ACTUAL INCEPTION. LIPPER PERFORMANCE IS REPORTED AS OF MONTH END.

(4) ACTUAL INCEPTION DATES:
    AGGRESSIVE GROWTH FUND              DECEMBER 31, 1996
    CORE VALUE FUND                     MAY 13, 1991
    EMERGING MARKETS FUND               NOVEMBER 9, 1999
    GLOBAL TECHNOLOGY FUND              JANUARY 31, 2000
    GROWTH FUND                         MAY 16, 1991
    INTERNATIONAL EQUITY FUND           MAY 10, 1991
    MID-CAP VALUE FUND                  DECEMBER 31, 1996
    RESEARCH FUND                       JULY 31, 2000
    SMALL CAP GROWTH FUND               DECEMBER 31, 1996
    SMALL CAP VALUE FUND                MAY 13, 1991
    WORLDWIDE FUND                      MAY 1, 1996#


LOOMIS SAYLES EQUITY FUNDS                                                   9

FUND AND MANAGER REVIEW

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

CHRISTOPHER R. ELY
     [PHOTO OF CHRISTOPHER R. ELY]

PHILIP C. FINE
     [PHOTO OF PHILIP C. FINE]

DAVID L. SMITH
     [PHOTO OF DAVID L. SMITH]

KEY FUND FACTS

OBJECTIVE Long-term capital growth

STRATEGY Invests primarily in stocks with market capitalization falling within the capitalization range of the Russell Midcap Growth Index
FUND INCEPTION DATE 12/31/96
COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97; Retail: 1/2/97;
Admin: 7/31/00

EXPENSE RATIO Institutional: 1.00%; Retail: 1.25%; Admin: 1.50%

TOTAL NET ASSETS (ALL CLASSES) $173.2 Million

PERFORMANCE
For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the Aggressive Growth Fund returned 147.80% and 146.98%, respectively, and for the period from July 31, 2000 through September 30, 2000 the Admin class returned 17.16%. The Fund's benchmark, the Russell Midcap Growth Index returned 60.37% for the twelve-month period. The average multi-cap growth fund, as measured by Lipper Inc., posted a total return of 53.43% for the same period.

PORTFOLIO REVIEW
Small- and mid-cap growth companies advanced in an almost unprecedented fashion through mid-March, when investors finally responded to the Federal Reserve Board's rate hikes, uncertainty about the direction of the economy and an overvalued technology sector. The market remained volatile for the remainder of the fiscal year, with additional pressures from a weak euro, rising energy prices and a slowing economy.

Despite a correction in the technology sector, the Fund's technology weighting remained strong and continued to drive overall portfolio performance. Nevertheless, we did reduce exposure to companies that rely heavily on the Internet for their business. We felt that high valuations made these companies the greatest risks in the portfolio. We also further diversified the Fund by increasing exposure to growth companies in the financial, consumer services, healthcare and energy sectors. Stock selection continued to be the main contributor to the Fund's strong performance.

PORTFOLIO POSITIONING
We continue to invest approximately half the Fund's assets in technology shares. Despite some near-term problems and concerns, we still anticipate significant growth opportunities, particularly for the smaller and nimbler companies focused on the leading edge of technology. Looking ahead, we expect market volatility to continue until investors have adjusted their expectations in the context of slower economic growth.
/s/ Christopher R. Ely   /s/ Philip C. Fine   /s/ Davil L. Smith

    Christopher R. Ely       Philip C. Fine       David L. Smith

                                AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
                                                                             Since
                                                        1 Year   3 Years   Inception(a)
---------------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (INSTITUTIONAL)   147.80%    63.59%    57.60%
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (RETAIL)          146.98%    63.08%    57.18%
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (ADMIN)              N/A       N/A     17.16%
Lipper Multi-Cap Growth Funds Index(b)                  44.12%    24.26%    26.74%
Russell Midcap Growth Index(c)                          60.37%    25.87%    27.85%

                          CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------
               Lipper Multi-Cap Growth Funds     Loomis Sayles Aggressive Growth Fund(d)   Russell Midcap Growth Index
               Index
 12/31/96      $10,000                           $10,000                                   $10,000
 01/31/97      $10,480                           $10,620                                   $10,443
 02/28/97      $10,191                           $10,290                                   $10,213
 03/31/97      $9,665                            $9,630                                    $9,635
 04/30/97      $9,971                            $9,740                                    $9,872
 05/31/97      $10,817                           $10,620                                   $10,756
 06/30/97      $11,223                           $10,720                                   $11,054
 07/31/97      $12,257                           $11,810                                   $12,112
 08/31/97      $11,921                           $11,540                                   $11,994
 09/30/97      $12,675                           $12,570                                   $12,601
 10/31/97      $12,115                           $12,290                                   $11,970
 11/30/97      $12,191                           $11,910                                   $12,096
 12/31/97      $12,295                           $12,265                                   $12,254
 01/31/98      $12,349                           $11,625                                   $12,033
 02/28/98      $13,376                           $12,553                                   $13,165
 03/31/98      $14,029                           $12,980                                   $13,717
 04/30/98      $14,191                           $13,322                                   $13,903
 05/31/98      $13,652                           $12,724                                   $13,331
 06/30/98      $14,354                           $13,375                                   $13,708
 07/31/98      $14,004                           $12,692                                   $13,121
 08/31/98      $11,412                           $10,119                                   $10,617
 09/30/98      $12,234                           $11,219                                   $11,420
 10/31/98      $12,922                           $11,977                                   $12,261
 11/30/98      $13,821                           $12,073                                   $13,088
 12/31/98      $15,344                           $13,680                                   $14,443
 01/31/99      $16,287                           $13,813                                   $14,876
 02/28/99      $15,438                           $13,537                                   $14,149
 03/31/99      $16,317                           $17,363                                   $14,937
 04/30/99      $16,713                           $18,248                                   $15,617
 05/31/99      $16,391                           $18,923                                   $15,416
 06/30/99      $17,537                           $21,400                                   $16,493
 07/31/99      $17,142                           $21,234                                   $15,968
 08/31/99      $16,970                           $22,473                                   $15,802
 09/30/99      $16,873                           $22,207                                   $15,667
 10/31/99      $18,062                           $27,803                                   $16,879
 11/30/99      $19,510                           $32,629                                   $18,626
 12/31/99      $22,456                           $40,738                                   $21,851
 01/31/00      $22,229                           $41,880                                   $21,847
 02/29/00      $25,782                           $56,943                                   $26,440
 03/31/00      $25,681                           $51,718                                   $26,467
 04/30/00      $23,528                           $46,828                                   $23,898
 05/31/00      $21,941                           $42,110                                   $22,156
 06/30/00      $24,117                           $48,073                                   $24,507
 07/31/00      $23,360                           $46,932                                   $22,955
 08/31/00      $25,890                           $55,547                                   $26,417
 09/30/00      $24,317                           $55,028                                   $25,125

The Fund's strong performance was attributable to unusually favorable conditions that are not likely to be sustainable, including strong sector weightings in business services, energy and technology, and investments in initial public offerings (IPOs).

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.
A portion of the Fund's returns were attributable to investments in IPOs. No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that that these high risk investments will have the same effect on the Fund's performance if they are made in the future.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASS OF SHARES IS DECEMBER 31, 1996. INCEPTION DATE OF THE ADMIN CLASS OF SHARES IS JULY 31, 2000. PERFORMANCE FOR THE ADMIN CLASS OF SHARES IS PRESENTED FROM
COMMENCEMENT OF OPERATIONS ON JULY 31, 2000.

(b) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS CHANGED FROM MID-CAP FUNDS TO MULTI-CAP GROWTH FUNDS. THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE MULTI-CAP GROWTH FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.

(c) THE RUSSELL MIDCAP GROWTH INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF THOSE RUSSELL MIDCAP COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000 GROWTH INDEX. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL AND ADMIN CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND ADMIN CLASSES OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    11

FUND AND MANAGER REVIEW

LOOMIS SAYLES CORE VALUE FUND
WARREN KOONTZ
   [PHOTO OF WARREN KOONTZ]

TRICIA MILLS
   [PHOTO OF TRICIA MILLS]
JEFFREY W. WARDLOW
   [PHOTO OF JEFFREY W. WARDLOW]

KEY FUND FACTS

OBJECTIVE Long-term growth of capital and income

STRATEGY Invests in stocks considered to be undervalued in relation to the issuer's earnings, dividends, assets and growth prospects

FUND INCEPTION DATE 5/13/91
COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/13/91; Retail: 1/2/97

EXPENSE RATIO Institutional: 0.85%; Retail: 1.10%

TOTAL NET ASSETS (ALL CLASSES) $39.1 Million

PERFORMANCE
For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the Core Value Fund returned 3.60% and 3.35%, respectively, compared to the 13.28% return for the Fund's benchmark, the Standard & Poor's 500 Index. The average multi-cap value fund, as measured by Lipper Inc., posted a total return of 11.94% for the same period.

PORTFOLIO REVIEW
Conditions remained generally unfavorable for large-capitalization value stocks throughout the first six months of the fiscal year. The situation improved in the final six months, as ongoing volatility in many high-growth sectors took its toll, and value stocks returned to favor.

Throughout the year, investor sentiment became increasingly wary of a decelerating economy. In response, defensive industries, such as utilities, financials, energy and healthcare, emerged as relatively strong performers as the year progressed. In addition, rising oil prices further bolstered the energy sector. With good exposure to these areas, the Fund's performance benefited. But it was not enough to overcome the overall negative influence from technology and communication stocks. A large part of the Fund's underperformance came from technology, where a value approach is more difficult to implement.

PORTFOLIO POSITIONING
As often happens, this year's market action did not turn out as most expected. Early in the year the Federal Reserve Board was tightening and oil prices were skyrocketing. This is hardly the type of environment in which utilities and financials would be expected to lead the market, but that's what happened. The Fund has been over-weighted in these sectors, and the valuations still are reasonable, although not as compelling as earlier in the year. Not surprisingly, the most undervalued segments of the market now are probably the areas most out of favor--basic materials, consumer cyclicals and some of the beaten-up technology stocks. We are treading carefully in these sectors, given the severe punishments the market has been giving to companies that disappoint.

/s/ Warren Koontz    /s/ Tricia Mills     /s/ Jeffrey W. Wardlow
    Warren Koontz        Tricia Mills         Jeffrey W. Wardlow

                          AVERAGE ANNUAL TOTAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
                                                                             Since
                                                1 Year   3 Years  5 Years  Inception(a)
---------------------------------------------------------------------------------------
LOOMIS SAYLES CORE VALUE FUND (INSTITUTIONAL)    3.60%    2.70%   12.26%   12.97%
LOOMIS SAYLES CORE VALUE FUND (RETAIL)(b)        3.35%    2.41%   12.03%   12.84%
Lipper Multi-Cap Value Funds Index(c)           10.61%    5.80%   13.60%   13.49%
S&P 500 Index(d)                                13.28%   16.44%   21.69%   17.56%

                          CUMULATIVE PERFORMANCE-MAY 31, 1991 TO SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------
                  Lipper Multi-Cap      Loomis Sayles Core
                  Value Funds Index     Value Fund(e)       S&P 500 Index
 5/31/91              $10,000               $10,000          $10,000
06/30/91               $9,576                $9,431           $9,542
07/31/91               $9,955                $9,744           $9,987
08/31/91              $10,161                $9,981          $10,223
09/30/91              $10,110                $9,716          $10,052
10/31/91              $10,281                $9,754          $10,187
11/30/91               $9,884                $9,118           $9,777
12/31/91              $10,790               $10,157          $10,895
01/31/92              $10,812               $10,485          $10,692
02/29/92              $11,030               $10,706          $10,830
03/31/92              $10,827               $10,456          $10,620
04/30/92              $10,983               $10,697          $10,932
05/31/92              $11,104               $10,716          $10,985
06/30/92              $10,961               $10,485          $10,822
07/31/92              $11,294               $10,909          $11,264
08/31/92              $11,095               $10,591          $11,033
09/30/92              $11,271               $10,668          $11,163
10/31/92              $11,323               $10,764          $11,201
11/30/92              $11,761               $11,361          $11,583
12/31/92              $12,005               $11,589          $11,725
01/31/93              $12,213               $11,850          $11,823
02/28/93              $12,278               $11,961          $11,984
03/31/93              $12,646               $12,182          $12,237
04/30/93              $12,404               $11,860          $11,941
05/31/93              $12,695               $12,121          $12,261
06/30/93              $12,782               $12,111          $12,297
07/31/93              $12,866               $12,021          $12,247
08/31/93              $13,377               $12,503          $12,712
09/30/93              $13,368               $12,433          $12,614
10/31/93              $13,569               $12,704          $12,875
11/30/93              $13,324               $12,523          $12,753
12/31/93              $13,654               $12,965          $12,907
01/31/94              $14,096               $13,464          $13,346
02/28/94              $13,827               $13,329          $12,983
03/31/94              $13,277               $12,779          $12,417
04/30/94              $13,455               $13,038          $12,577
05/31/94              $13,607               $13,183          $12,783
06/30/94              $13,359               $12,779          $12,470
07/31/94              $13,719               $13,225          $12,879
08/31/94              $14,251               $13,806          $13,407
09/30/94              $13,939               $13,329          $13,079
10/31/94              $14,082               $13,308          $13,373
11/30/94              $13,543               $12,685          $12,886
12/31/94              $13,669               $12,851          $13,077
01/31/95              $13,880               $13,123          $13,416
02/28/95              $14,438               $13,842          $13,939
03/31/95              $14,767               $14,213          $14,351
04/30/95              $15,143               $14,746          $14,773
05/31/95              $15,698               $15,378          $15,364
06/30/95              $15,987               $15,487          $15,720
07/31/95              $16,574               $16,086          $16,242
08/31/95              $16,751               $16,173          $16,283
09/30/95              $17,216               $16,685          $16,970
10/31/95              $16,910               $16,271          $16,909
11/30/95              $17,629               $17,011          $17,651
12/31/95              $17,907               $17,378          $17,991
01/31/96              $18,457               $17,891          $18,603
02/29/96              $18,729               $18,046          $18,776
03/31/96              $18,946               $18,237          $18,957
04/30/96              $19,239               $18,237          $19,236
05/31/96              $19,553               $18,583          $19,733
06/30/96              $19,420               $18,619          $19,808
07/31/96              $18,632               $17,939          $18,933
08/31/96              $19,208               $18,368          $19,332
09/30/96              $19,992               $19,283          $20,421
10/31/96              $20,383               $19,810          $20,983
11/30/96              $21,729               $21,192          $22,569
12/31/96              $21,666               $21,056          $22,122
01/31/97              $22,474               $22,163          $23,504
02/28/97              $22,745               $22,311          $23,688
03/31/97              $22,032               $21,555          $22,715
04/30/97              $22,640               $22,311          $24,071
05/31/97              $24,071               $23,661          $25,537
06/30/97              $24,999               $24,822          $26,683
07/31/97              $26,837               $26,989          $28,804
08/31/97              $26,242               $26,136          $27,190
09/30/97              $27,497               $27,470          $28,679
10/31/97              $26,350               $26,452          $27,721
11/30/97              $26,911               $27,236          $29,005
12/31/97              $27,497               $27,206          $29,503
01/31/98              $27,433               $27,268          $29,829
02/28/98              $29,321               $29,073          $31,981
03/31/98              $30,639               $29,952          $33,619
04/30/98              $30,812               $30,199          $33,957
05/31/98              $30,128               $29,674          $33,373
06/30/98              $30,096               $29,628          $34,729
07/31/98              $28,932               $28,301          $34,359
08/31/98              $24,505               $24,322          $29,399
09/30/98              $25,520               $25,988          $31,274
10/31/98              $27,621               $28,194          $33,818
11/30/98              $28,813               $29,165          $35,870
12/31/98              $29,291               $30,074          $37,934
01/31/99              $29,394               $30,004          $39,521
02/28/99              $28,710               $29,119          $38,292
03/31/99              $29,503               $30,178          $39,826
04/30/99              $32,126               $32,348          $41,367
05/31/99              $31,959               $32,157          $40,390
06/30/99              $32,988               $32,973          $42,636
07/31/99              $31,866               $31,758          $41,300
08/31/99              $30,768               $30,421          $41,096
09/30/99              $29,441               $28,719          $39,969
10/31/99              $30,352               $29,796          $42,499
11/30/99              $30,339               $29,609          $43,372
12/31/99              $31,030               $29,674          $45,917
1/31/00               $29,692               $28,395          $43,609
2/28/00               $28,129               $26,113          $42,784
3/31/00               $31,103               $28,749          $46,968
04/30/2000            $31,044               $28,631          $45,555
05/31/2000            $31,476               $29,123          $44,621
06/30/2000            $30,793               $28,435          $45,721
07/31/2000            $31,053               $28,317          $45,006
08/31/2000            $33,024               $30,225          $47,801
09/30/2000            $32,566               $29,753          $45,278

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 13, 1991. SINCE LIPPER MULTI-CAP VALUE FUNDS INDEX AND S&P 500 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996.

(b) PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIODS SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.

(c) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS CHANGED FROM GROWTH AND INCOME FUNDS TO MULTI-CAP VALUE FUNDS. THE LIPPER MULTI-CAP VALUE FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE MULTI-CAP VALUE FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.

(d) S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED, UNMANAGED TOTAL RETURN INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, REPRESENTING INDUSTRIAL, UTILITY, TRANSPORTATION, AND FINANCIAL COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND IN THE OVER-THE-COUNTER MARKET. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    13

FUND AND MANAGER REVIEW

LOOMIS SAYLES EMERGING MARKETS FUND

ESWAR MENON
   [PHOTO OF ESWAR MENON]
ALEXANDER MUROMCEW
   [PHOTO OF ALEXANDER MUROMCEW]

JOHN TRIBOLET
   [PHOTO OF JOHN TRIBOLET]
KEY FUND FACTS

OBJECTIVE Long-term capital growth

STRATEGY Invests primarily in stocks of issuers located in countries with emerging securities markets

FUND INCEPTION DATE 11/9/99
COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 11/9/99; Retail: 5/9/00

EXPENSE RATIO Institutional: 2.25%; Retail: 2.50%

TOTAL NET ASSETS (ALL CLASSES) $3.7 Million

PERFORMANCE
For the period from the Fund's inception on November 9, 1999, through September 30, 2000, the Institutional class of the Emerging Markets Fund returned 48.60% and from May 9, 2000 through September 30, 2000, the Retail class returned -8.64%. The Fund's benchmark, the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index returned -11.20%, and the average emerging markets fund, as measured by Lipper Inc., posted a total return of -5.48% for the Fund's modified inception on November 30, 1999 through September 30, 2000.

PORTFOLIO REVIEW
In the first half of the fiscal year, emerging markets offered strong performance. In particular, oil-producing countries, such as Mexico and Venezuela, showed strong returns due to rising oil prices, and Brazil benefited from continued economic strength. Also, as was the case in the U.S., technology was the best place to be. But, in the second half of the fiscal year, markets around the world fell in sympathy with the decline of the U.S. market, and the sharpest drops were felt in the technology sector. Several factors were driving the overall sense of nervousness, including the direction of U.S. interest rates and rising oil prices; the continuing decline of the euro; stalled reform efforts in Asia; concerns over high valuations, particularly in the technology sector; and concerns over individual earnings results.

The Fund's out-performance for the period was due primarily to good stock selection in the information technology, telecommunications, energy and consumer discretionary sectors; an overweight position in telecommunications and energy; good stock selection in Brazil and Mexico; and overweight positions in Israel, Russia and Taiwan.

PORTFOLIO POSITIONING
The outlook for the remainder of 2000 is one of continued caution regarding market volatility. We believe the two largest factors affecting the markets will be the interest rate picture and earnings announcements. Although there are indications that the U.S. economy is beginning to slow, in Europe, the Central Bank is faced with a scenario of weakening currency and higher prices, driven primarily by oil. In addition, earnings are showing signs of weakness as world economies begin to slow. While this environment can be troubling in the near term, we believe it presents excellent opportunities for long-term investors.

/s/ Eswar Menon    /s/ Alexander Muromcew    /s/ John Tribolet
    Eswar Menon        Alexander Muromcew        John Tribolet

                           AVERAGE ANNUAL RETURNS-PERIOD ENDED SEPTEMBER 30, 2000
                                                                         Since
                                                                     Inception(a)
---------------------------------------------------------------------------------
LOOMIS SAYLES EMERGING MARKETS FUND (INSTITUTIONAL)                      48.60%
LOOMIS SAYLES EMERGING MARKETS FUND (RETAIL)(b)                          47.95%
Lipper Emerging Markets Funds Index(c)                                   -6.84%
Morgan Stanley Capital International EMF Index(d)                       -11.20%

                  CUMULATIVE PERFORMANCE-NOVEMBER 30, 1999 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                      Lipper Emerging     Loomis Sayles            Morgan Stanley Capital
                      Markets Funds       Emerging Market Fund(e)  International EMF
                      Index                                        Index
      11/30/99         $10,000                  $10,000                $10,000
      12/31/99         $11,757                  $12,935                $11,259
      01/31/00         $11,621                  $12,310                $11,304
      02/29/00         $11,966                  $15,478                $11,450
      03/31/00         $12,002                  $15,989                $11,489
      04/30/00         $10,696                  $13,115                $10,383
      05/31/00         $10,127                  $11,588                 $9,931
      06/30/00         $10,629                  $12,340                $10,249
      07/31/00         $10,195                  $11,813                 $9,710
      08/31/00         $10,301                  $12,491                 $9,744
      09/30/00          $9,316                  $11,181                 $8,880

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Funds.

A significant portion of the Fund's returns were attributable to investments in IPOs. No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that that these high risk investments will have the same effect on the Fund's performance if they are made in the future.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS NOVEMBER 9, 1999. SINCE LIPPER EMERGING MARKETS FUNDS INDEX AND MORGAN STANLEY CAPITAL INTERNATIONAL EMF INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM NOVEMBER 30, 1999. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS MAY 9, 2000.

(b) PERFORMANCE SHOWN FOR THE PERIOD PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (MAY 9, 2000) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT FEE PAYABLE BY THE RESPECTIVE CLASS OF SHARES (I.E. A .25% 12b-1 FEE).

(c) THE LIPPER EMERGING MARKETS FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 10 LARGEST MUTUAL FUNDS WITHIN THE EMERGING MARKETS FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.

(d) THE MORGAN STANLEY CAPITAL INTERNATIONAL EMF INDEX IS AN UNMANAGED REGIONAL INDEX COMPRISED OF 25 EMERGING MARKET COUNTRIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    15

FUND AND MANAGER REVIEW

LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

CHRISTOPHER R. ELY
     [PHOTO OF CHRISTOPHER R. ELY]

PHILIP C. FINE
     [PHOTO OF PHILIP C. FINE]

DAVID L. SMITH
     [PHOTO OF DAVID L. SMITH]

ESWAR MENON
     [PHOTO OF ESWAR MENON]
ALEXANDER MUROMCEW
     [PHOTO OF ALEXANDER MUROMCEW]

JOHN TRIBOLET
     [PHOTO OF JOHN TRIBOLET]
KEY FUND FACTS

OBJECTIVE Long-term capital growth
STRATEGY Invests in stocks of technology companies located in the United States or abroad

FUND INCEPTION DATE 1/31/00

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/31/00; Retail: 1/31/00

EXPENSE RATIO Institutional: 1.50%; Retail: 1.75%

TOTAL NET ASSETS (ALL CLASSES) $13.4 Million

PERFORMANCE
From the Fund's inception on January 31, 2000, through September 30, 2000, the Institutional and Retail classes of the Global Technology Fund returned 27.00% and 25.90%, respectively, compared to the -1.82% return for the Fund's benchmark, the Morgan Stanley Capital International World Index and -10.27% for the Morgan Stanley Capital International Information Technology Index. The average science and technology fund, as measured by Lipper Inc., posted a total return of 5.35% for the same period.

PORTFOLIO REVIEW
The Fund commenced operations in January 2000, and by the end of March, global technology stocks had followed the U.S. market's lead and were in the midst of an all-out correction that lingered through the end of the fiscal year. Investors finally responded to the Federal Reserve Board's interest rate hikes, uncertainty about the direction of the economy, and concerns that a bursting Internet bubble would have a broader impact on the market.

Nevertheless, the Fund stayed true to its charter of being fully invested in a global portfolio of rapidly growing technology stocks. We continued to direct 50 percent of the Fund's cash flow to domestic issues and 50 percent to foreign issues. This strategy, along with our stock selections, contributed to the Fund's strong performance for the period.

PORTFOLIO POSITIONING
This Fund represents our best technology ideas. In addition, as technology investing has blossomed outside the United States, our ability to buy the best names around the world has helped performance. We expect some of the Fund's largest holdings will be key beneficiaries of the wireless revolution taking hold in the United States and now further advanced in Europe and Asia. Even though many of the stocks in the technology industry were quite volatile during the year, our fundamental outlook has not weakened, and we continue to be optimistic in this area.
/s/ Christopher R. Ely    /s/ Philip C. Fine      /s/ David L. Smith
    Christopher R. Ely        Philip C. Fine          David L. Smith
/s/ Eswar Menon           /s/ Alexander Muromcew  /s/ John Tribolet
    Eswar Menon               Alexander Muromcew      John Tribolet

                           AVERAGE ANNUAL RETURNS-PERIOD ENDED SEPTEMBER 30, 2000

                                                                         Since
                                                                     Inception(a)
---------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (INSTITUTIONAL)                     27.00%
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (RETAIL)                            25.90%
Lipper Science and Technology Funds Index(b)                              7.76%
Morgan Stanley Capital International World Index(c)                      -1.82%
Morgan Stanley Capital International Information Technology Index(d)    -10.27%

                   CUMULATIVE PERFORMANCE-JANUARY 31, 2000 TO SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------

                Lipper Science &       Loomis Sayles         Morgan Stanley Capital   Morgan Stanley
                Technology Funds       Global Technology     International World      Capital International
                Index                  Fund (e)              Index                    Information Technology Index
1/31/00                $10,000            $10,000              $10,000                  $10,000
2/29/00                $12,694            $13,520              $10,026                  $11,166
3/31/00                $12,307            $14,110              $10,717                  $11,816
4/30/00                $10,870            $12,130              $10,263                  $10,870
5/31/00                 $9,559            $10,880              $10,002                   $9,764
6/30/00                $11,008            $12,740              $10,338                  $10,717
7/31/00                $10,425            $11,740              $10,045                  $10,057
8/31/00                $12,007            $13,690              $10,371                  $11,016
9/30/00                $10,776            $12,700               $9,818                   $8,973

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

A significant portion of the Fund's returns were attributable to investments in IPOs. No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that these high risk investments will have the same effect on the Fund's performance if they are made in the future.

The Fund concentrates its investments in the technology sector, which may perform differently and be more or less volatile than the market as a whole, and accordingly, that sector may be more susceptible to economic, business or other developments, all of which may impact the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASS OF SHARES IS JANUARY 31, 2000.

(b) THE LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 10 LARGEST MUTUAL FUNDS WITHIN THE SCIENCE & TECHNOLOGY FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.

(c) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX IS AN UNMANAGED REGIONAL INDEX COMPRISED OF 22 DEVELOPED MARKET COUNTRIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(d) THE MORGAN STANLEY CAPITAL INTERNATIONAL INFORMATION TECHNOLOGY INDEX IS AN UNMANAGED REGIONAL AND SECTORIAL INDEX COMPRISED OF 22 DEVELOPED MARKET COUNTRIES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    17

FUND AND MANAGER REVIEW

LOOMIS SAYLES GROWTH FUND

MARK B. BARIBEAU
    [PHOTO OF MARK B. BARIBEAU]

PAMELA N. CZEKANSKI
    [PHOTO OF PAMELA N. CZEKANSKI]

RICHARD SKAGGS
    [PHOTO OF RICHARD SKAGGS]

KEY FUND FACTS

OBJECTIVE Long-term growth of capital
STRATEGY Invests in stocks with large market capitalization
FUND INCEPTION DATE 5/16/91
COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/16/91; Retail: 1/2/97;
Admin: 7/31/00

EXPENSE RATIO Institutional: 0.85%; Retail: 1.10%; Admin: 1.35%

TOTAL NET ASSETS (ALL CLASSES) $46.4 Million

PERFORMANCE
For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the Growth Fund returned 45.64% and 45.25%, respectively, and from July 31, 2000 through September 30, 2000 the Admin class returned 4.97%. The Fund's benchmark, the Standard & Poor's 500 Index returned 13.28% for the twelve-month period. The average large-cap growth fund, as measured by Lipper Inc., posted a total return of 30.33% for the same period.

PORTFOLIO REVIEW
After starting the fiscal year on a very strong note, large-capitalization growth stocks were hit with strong volatility. In particular, technology stocks experienced significant swings, driving the market's strong performance early in the year and leading the decline caused by higher interest rates and the battle between old- and new-economy stocks.

In the second half of the fiscal year, the list of winners broadened to include stocks of companies with relatively favorable earnings outlooks and less economic sensitivity, including a number of healthcare companies and select consumer companies. Financial services stocks also emerged as leaders, after it appeared the Federal Reserve Board was finished tightening and economic growth was cooling.

The Fund performed strongly throughout the twelve-month period, significantly outperforming its benchmark and peer group average. This primarily was due to positive stock selection across most major sectors, particularly the technology sector.

PORTFOLIO POSITIONING
The Fund remains focused on companies with superior earnings growth and strong revenue and unit sales growth. We believe these companies are more likely to continue to post strong results as economic growth slows. We continue to overweight two key areas--technology and financial services. The technology portion is positioned to take advantage of strong demand trends for technology equipment and software related to Internet infrastructure, data storage and networking and supply chain logistics. With steady interest rates and a slowing economy, the path has been cleared for continued revaluation of financial services stocks, particularly given the rapid global consolidation of the brokerage, asset gathering and consumer finance industries.
/s/ Mark B. Baribeau      /s/ Pamela N. Czekanski    /s/ Richard Skaggs
    Mark B. Baribeau          Pamela N. Czekanski        Richard Skaggs

                           AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
                                                                         Since
                                           1 Year   3 Years   5 Years  Inception(a)
-----------------------------------------------------------------------------------
LOOMIS SAYLES GROWTH FUND (INSTITUTIONAL)  45.64%    19.76%    21.37%    17.89%
LOOMIS SAYLES GROWTH FUND (RETAIL)(b)      45.25%    19.44%    21.13%    17.77%
LOOMIS SAYLES GROWTH FUND (ADMIN)             N/A       N/A       N/A     4.97%
Lipper Large-Cap Growth Funds Index(c)     23.73%    21.95%    23.41%    18.67%
S&P 500 Index(d)                           13.28%    16.44%    21.69%    17.56%

                        CUMULATIVE PERFORMANCE-MAY 31, 1991 TO SEPTEMBER 30, 2000

               Lipper Large-Cap Growth Funds       Loomis Sayles Growth Fund(e)   S&P 500 Index
               Index
      5/31/91           $10,000                        $10,000                       $10,000
      6/30/91            $9,455                         $9,287                        $9,542
      7/31/91            $9,974                        $10,141                        $9,987
      8/31/91           $10,313                        $10,582                       $10,223
      9/30/91           $10,207                        $10,750                       $10,052
     10/31/91           $10,369                        $11,116                       $10,187
     11/30/91            $9,999                        $10,422                        $9,777
     12/31/91           $11,190                        $11,693                       $10,895
      1/31/92           $11,171                        $11,498                       $10,692
      2/29/92           $11,242                        $11,615                       $10,830
      3/31/92           $10,865                        $10,787                       $10,620
      4/30/92           $10,811                        $10,261                       $10,932
      5/31/92           $10,927                        $10,661                       $10,985
      6/30/92           $10,608                        $10,291                       $10,822
      7/31/92           $10,993                        $10,690                       $11,264
      8/31/92           $10,800                        $10,485                       $11,033
      9/30/92           $10,994                        $10,641                       $11,163
     10/31/92           $11,216                        $11,216                       $11,201
     11/30/92           $11,788                        $11,819                       $11,583
     12/31/92           $11,961                        $12,131                       $11,725
      1/31/93           $12,012                        $12,267                       $11,823
      2/28/93           $11,795                        $12,131                       $11,984
      3/31/93           $12,170                        $12,452                       $12,237
      4/30/93           $11,795                        $12,072                       $11,941
      5/31/93           $12,240                        $12,705                       $12,261
      6/30/93           $12,338                        $12,783                       $12,297
      7/31/93           $12,254                        $12,773                       $12,247
      8/31/93           $12,763                        $13,338                       $12,712
      9/30/93           $12,954                        $13,494                       $12,614
     10/31/93           $13,102                        $13,523                       $12,875
     11/30/93           $12,837                        $12,978                       $12,753
     12/31/93           $13,236                        $13,260                       $12,907
      1/31/94           $13,718                        $13,738                       $13,346
      2/28/94           $13,496                        $13,239                       $12,983
      3/31/94           $12,835                        $12,740                       $12,417
      4/30/94           $12,897                        $12,852                       $12,577
      5/31/94           $12,975                        $12,883                       $12,783
      6/30/94           $12,491                        $12,251                       $12,470
      7/31/94           $12,850                        $12,669                       $12,879
      8/31/94           $13,508                        $13,097                       $13,407
      9/30/94           $13,187                        $12,771                       $13,079
     10/31/94           $13,524                        $13,270                       $13,373
     11/30/94           $13,026                        $12,659                       $12,886
     12/31/94           $13,127                        $12,776                       $13,077
      1/31/95           $13,229                        $12,929                       $13,416
      2/28/95           $13,685                        $13,277                       $13,939
      3/31/95           $14,073                        $13,634                       $14,351
      4/30/95           $14,457                        $13,808                       $14,773
      5/31/95           $14,935                        $14,248                       $15,364
      6/30/95           $15,698                        $15,178                       $15,720
      7/31/95           $16,552                        $15,893                       $16,242
      8/31/95           $16,644                        $16,261                       $16,283
      9/30/95           $17,262                        $16,670                       $16,970
     10/31/95           $17,164                        $16,527                       $16,909
     11/30/95           $17,704                        $16,905                       $17,651
     12/31/95           $17,711                        $16,725                       $17,991
      1/31/96           $18,232                        $16,703                       $18,603
      2/29/96           $18,642                        $17,240                       $18,776
      3/31/96           $18,651                        $17,261                       $18,957
      4/30/96           $19,094                        $18,258                       $19,236
      5/31/96           $19,658                        $18,729                       $19,733
      6/30/96           $19,481                        $18,762                       $19,808
      7/31/96           $18,438                        $17,064                       $18,933
      8/31/96           $18,991                        $17,787                       $19,332
      9/30/96           $20,313                        $19,002                       $20,421
     10/31/96           $20,566                        $19,777                       $20,983
     11/30/96           $21,896                        $20,608                       $22,569
     12/31/96           $21,352                        $20,047                       $22,122
      1/31/97           $22,706                        $21,822                       $23,504
      2/28/97           $22,380                        $20,614                       $23,688
      3/31/97           $21,233                        $19,391                       $22,715
      4/30/97           $22,398                        $19,227                       $24,071
      5/31/97           $23,918                        $21,121                       $25,537
      6/30/97           $24,920                        $21,807                       $26,683
      7/31/97           $27,301                        $24,015                       $28,804
      8/31/97           $25,812                        $23,474                       $27,190
      9/30/97           $27,238                        $25,558                       $28,679
     10/31/97           $26,292                        $25,296                       $27,721
     11/30/97           $26,877                        $24,524                       $29,005
     12/31/97           $27,244                        $24,960                       $29,503
      1/31/98           $27,726                        $23,932                       $29,829
      2/28/98           $29,843                        $25,671                       $31,981
      3/31/98           $31,232                        $26,561                       $33,619
      4/30/98           $31,755                        $27,332                       $33,957
      5/31/98           $31,045                        $26,225                       $33,373
      6/30/98           $32,822                        $27,411                       $34,729
      7/31/98           $32,806                        $25,928                       $34,359
      8/31/98           $27,449                        $20,731                       $29,399
      9/30/98           $29,446                        $23,023                       $31,274
     10/31/98           $31,345                        $24,604                       $33,818
     11/30/98           $33,497                        $24,762                       $35,870
     12/31/98           $37,180                        $28,171                       $37,934
      1/31/99           $39,594                        $29,034                       $39,521
      2/28/99           $37,968                        $27,847                       $38,292
      3/31/99           $40,127                        $30,357                       $39,826
      4/30/99           $40,264                        $30,761                       $41,367
      5/31/99           $38,930                        $29,898                       $40,390
      6/30/99           $41,636                        $32,030                       $42,636
      7/31/99           $40,329                        $30,626                       $41,300
      8/31/99           $40,338                        $30,842                       $41,096
      9/30/99           $39,928                        $30,141                       $39,969
     10/31/99           $42,990                        $32,434                       $42,499
     11/30/99           $45,115                        $34,679                       $43,372
     12/31/99           $50,125                        $40,152                       $45,917
      1/31/00           $48,113                        $38,572                       $43,609
      2/29/00           $50,644                        $43,401                       $42,784
      3/31/00           $54,198                        $44,571                       $46,968
      4/30/00           $50,004                        $41,030                       $45,555
      5/31/00           $47,126                        $38,308                       $44,621
      6/30/00           $50,242                        $42,142                       $45,721
      7/31/00           $49,224                        $41,762                       $45,006
      8/31/00           $53,482                        $46,269                       $47,801
      9/30/00           $49,403                        $43,898                       $45,278

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 16, 1991. SINCE LIPPER LARGE-CAP GROWTH FUNDS INDEX AND S&P 500 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATES OF THE RETAIL AND ADMIN CLASSES OF SHARES ARE DECEMBER 31, 1996 AND JULY 31, 2000, RESPECTIVELY. PERFORMANCE FOR THE ADMIN CLASS OF SHARES IS PRESENTED FROM COMMENCEMENT OF CLASS OPERATIONS ON JULY 31, 2000.

(b) PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENTS THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIODS SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.

(c) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS CHANGED FROM GROWTH FUNDS TO LARGE-CAP GROWTH FUNDS. THE LIPPER LARGE-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE LARGE-CAP GROWTH FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.

(d) S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED, UNMANAGED TOTAL RETURN INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, REPRESENTING INDUSTRIAL, UTILITY, TRANSPORTATION, AND FINANCIAL COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND IN THE OVER-THE-COUNTER MARKET. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL AND ADMIN CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND ADMIN CLASSES OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    19

FUND AND MANAGER REVIEW

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

ESWAR MENON
   [PHOTO OF ESWAR MENON]
ALEXANDER MUROMCEW
   [PHOTO OF ALEXANDER MUROMCEW]

JOHN TRIBOLET
   [PHOTO OF JOHN TRIBOLET]
KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests primarily in stocks of companies organized or head-quartered outside of the United States

FUND INCEPTION DATE 5/10/91
COMMENCEMENT OF OPERATIONS OF CLASS
Institutional: 5/10/91; Retail: 1/2/97; Admin: 7/31/00

EXPENSE RATIO Institutional: 1.00%; Retail: 1.25%; Admin: 1.50%

TOTAL NET ASSETS (ALL CLASSES) $113.4 Million

PERFORMANCE
For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the International Equity Fund returned 34.39% and 33.92%, respectively, and from July 31, 2000 through September 30, 2000 the Admin class returned -1.82%. The Fund's benchmark, the Morgan Stanley Capital International EAFE Index, a broad market index representing 21 international markets in Europe, Australia and the Far East, returned 3.18% for the twelve-month period. The average international fund, as measured by Lipper Inc., posted a total return of 10.77% for the same period.

PORTFOLIO REVIEW
After outperforming their domestic counterparts in the fiscal year's first quarter, international stocks succumbed to strong price volatility, as investors nervously shifted money from one sector to another and sold once high-flying technology stocks on any rumor of bad news. Driving the overall sense of nervousness were the following factors: the direction of U.S. interest rates and rising oil prices; the continuing decline of the euro; stalled reform efforts in Asia; concerns over high valuations, particularly in the technology sector; and concerns over individual earnings results.

The Fund's strong performance during the fiscal year primarily was due to the portfolio's over-weighted positions in technology, energy and financial holdings, and to favorable stock selection in Japan and Israel. Technology was the strongest-performing sector in the first half of the fiscal year; thereafter, returns were mixed. Energy holdings benefited from rising oil prices throughout the year, and financials benefited from slowing worldwide economic growth and improving interest rate scenarios.

PORTFOLIO POSITIONING
Our outlook for the remainder of the calendar year is one of continued caution over market volatility. The Fund remains over-weighted in the technology sector, with a focus on the information technology industry. We believe that some of the Fund's largest holdings will be key beneficiaries of the wireless revolution now taking hold in the U.S. and becoming further advanced in Europe and Asia. Even though many of the stocks in this industry have been volatile, our fundamental outlook has not weakened, and we remain optimistic toward this area.

/s/ Eswar Menon       /s/ Alexander Muromcew    /s/ John Tribolet
    Eswar Menon           Alexander Muromcew        John Tribolet

                                             AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
                                                                                           Since
                                                         1 Year      3 Years    5 Years  Inception(a)
-----------------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (INSTITUTIONAL)  34.39%       14.84%     14.24%    11.90%
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (RETAIL)(b)      33.92%       14.49%     13.98%    11.77%
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (ADMIN)             N/A          N/A        N/A    -1.82%
Lipper International Funds Index(c)                      10.82%        8.41%     11.51%    10.41%
Morgan Stanley Capital International-EAFE Index(d)        3.18%        7.39%      8.58%     8.11%

                                             CUMULATIVE PERFORMANCE-MAY 31, 1991 TO SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------
                      Lipper               Loomis Sayles               Morgan Stanley
                      International        International Equity        Capital International-
                      Funds Index          Fund(e)                     EAFE Index
         5/31/91        $10,000             $10,000                  $10,000
         6/30/91         $9,479              $9,460                   $9,265
        07/31/91         $9,898              $9,960                   $9,720
        08/31/91         $9,807              $9,980                   $9,523
        09/30/91        $10,089             $10,360                  $10,060
        10/31/91        $10,130             $10,280                  $10,202
        11/30/91         $9,768              $9,980                   $9,726
        12/31/91        $10,226             $10,366                  $10,228
        01/31/92        $10,337             $10,649                  $10,010
        02/29/92        $10,353             $10,992                   $9,652
        03/31/92        $10,018             $10,831                   $9,014
        04/30/92        $10,282             $10,962                   $9,057
        05/31/92        $10,797             $11,416                   $9,663
        06/30/92        $10,469             $11,214                   $9,205
        07/31/92        $10,078             $10,966                   $8,969
        08/31/92        $10,126             $10,774                   $9,532
        09/30/92         $9,911             $10,531                   $9,344
        10/31/92         $9,617              $9,713                   $8,854
        11/30/92         $9,669              $9,713                   $8,937
        12/31/92         $9,788              $9,839                   $8,983
        01/31/93         $9,824             $10,094                   $8,982
        02/29/93        $10,045             $10,359                   $9,253
        03/31/93        $10,627             $10,768                  $10,060
        04/30/93        $11,178             $11,074                  $11,015
        05/31/93        $11,436             $11,421                  $11,247
        06/30/93        $11,211             $10,992                  $11,072
        07/31/93        $11,566             $11,176                  $11,459
        08/31/93        $12,332             $12,237                  $12,078
        09/30/93        $12,286             $12,135                  $11,806
        10/31/93        $12,893             $12,931                  $12,170
        11/30/93        $12,382             $12,676                  $11,106
        12/31/93        $13,623             $13,631                  $11,908
        01/31/94        $14,472             $14,540                  $12,915
        02/29/94        $14,124             $14,170                  $12,879
        03/31/94        $13,477             $13,641                  $12,324
        04/30/94        $13,834             $13,779                  $12,847
        05/31/94        $13,813             $13,568                  $12,773
        06/30/94        $13,595             $13,420                  $12,954
        07/31/94        $14,014             $13,789                  $13,079
        08/31/94        $14,499             $13,853                  $13,388
        09/30/94        $14,125             $13,641                  $12,967
        10/31/94        $14,377             $13,684                  $13,398
        11/30/94        $13,706             $13,282                  $12,754
        12/31/94        $13,523             $13,391                  $12,834
        01/31/95        $12,852             $13,137                  $12,341
        02/29/95        $12,849             $13,506                  $12,306
        03/31/95        $13,187             $13,679                  $13,073
        04/30/95        $13,672             $14,337                  $13,565
        05/31/95        $13,806             $14,798                  $13,403
        06/30/95        $13,859             $14,764                  $13,168
        07/31/95        $14,621             $15,156                  $13,988
        08/31/95        $14,374             $14,487                  $13,454
        09/30/95        $14,614             $14,775                  $13,717
        10/31/95        $14,310             $14,475                  $13,349
        11/30/95        $14,459             $14,348                  $13,720
        12/31/95        $14,878             $14,560                  $14,273
        01/31/96        $15,230             $15,047                  $14,331
        02/29/96        $15,295             $15,197                  $14,380
        03/31/96        $15,534             $15,222                  $14,685
        04/30/96        $16,040             $15,647                  $15,112
        05/31/96        $16,022             $15,584                  $14,834
        06/30/96        $16,168             $15,722                  $14,917
        07/31/96        $15,623             $15,347                  $14,481
        08/31/96        $15,827             $15,634                  $14,513
        09/30/96        $16,181             $15,931                  $14,899
        10/31/96        $16,116             $16,193                  $14,746
        11/30/96        $16,874             $16,894                  $15,333
        12/31/96        $17,025             $17,225                  $15,136
        01/31/97        $17,047             $17,329                  $14,606
        02/29/97        $17,355             $17,212                  $14,845
        03/31/97        $17,447             $17,277                  $14,899
        04/30/97        $17,523             $17,251                  $14,978
        05/31/97        $18,511             $18,088                  $15,952
        06/30/97        $19,400             $18,874                  $16,832
        07/31/97        $20,023             $19,485                  $17,104
        08/31/97        $18,579             $17,787                  $15,827
        09/30/97        $19,771             $18,981                  $16,714
        10/31/97        $18,270             $17,349                  $15,429
        11/30/97        $18,117             $16,978                  $15,272
        12/31/97        $18,259             $17,055                  $15,405
        01/31/98        $18,701             $17,735                  $16,109
        02/29/98        $19,888             $18,851                  $17,143
        03/31/98        $20,968             $19,787                  $17,671
        04/30/98        $21,290             $19,832                  $17,811
        05/31/98        $21,333             $19,304                  $17,724
        06/30/98        $21,146             $18,565                  $17,859
        07/31/98        $21,470             $18,851                  $18,040
        08/31/98        $18,382             $16,693                  $15,805
        09/30/98        $17,810             $16,210                  $15,320
        10/31/98        $19,119             $17,297                  $16,917
        11/30/98        $20,077             $18,142                  $17,784
        12/31/98        $20,571             $18,645                  $18,485
        01/31/99        $20,696             $18,629                  $18,431
        02/29/99        $20,163             $17,761                  $17,992
        03/31/99        $20,835             $18,040                  $18,743
        04/30/99        $21,806             $18,784                  $19,502
        05/31/99        $20,995             $18,195                  $18,498
        06/30/99        $21,991             $19,157                  $19,219
        07/31/99        $22,482             $20,041                  $19,790
        08/31/99        $22,660             $20,475                  $19,862
        09/30/99        $22,732             $21,390                  $20,062
        10/31/99        $23,526             $23,081                  $20,814
        11/30/99        $25,251             $28,336                  $21,537
        12/31/99        $28,354             $35,466                  $23,470
        01/31/00        $26,694             $33,831                  $21,979
        02/29/00        $28,456             $39,891                  $22,570
        03/31/00        $28,529             $36,869                  $23,445
        04/30/00        $26,719             $32,494                  $22,211
        05/31/00        $25,985             $29,984                  $21,669
        06/30/00        $27,188             $31,255                  $22,516
        07/31/00        $26,307             $29,241                  $21,572
        08/31/00        $26,752             $30,149                  $21,760
        09/30/00        $25,193             $28,746                  $20,700

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than thoseof the U.S., which may adversely affect the value of the Fund.
NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 10, 1991. SINCE LIPPER INTERNATIONAL FUNDS INDEX AND MORGAN STANLEY CAPITAL INTERNATIONAL-EAFE INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATES OF THE RETAIL AND ADMIN CLASSES OF SHARES ARE DECEMBER 31, 1996 AND JULY 31, 2000, RESPECTIVELY. PERFORMANCE FOR THE ADMIN CLASS OF SHARES IS PRESENTED FROM COMMENCEMENT OF CLASS OPERATIONS ON JULY 31, 2000.

(b) PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENTS THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIODS SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.

(c) THE LIPPER INTERNATIONAL FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE INTERNATIONAL FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.

(d) MORGAN STANLEY CAPITAL INTERNATIONAL-EAFE INDEX IS AN UNMANAGED INDEX, WHICH IS A CAPITALIZATION-WEIGHTED AVERAGE OF THE PERFORMANCE OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGE OF 21 COUNTRIES IN EUROPE, AUSTRALIA AND THE FAR EAST. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL AND ADMIN CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND ADMIN CLASSES OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    21

FUND AND MANAGER REVIEW

LOOMIS SAYLES MID-CAP VALUE FUND
JOSEPH R. GATZ
    [PHOTO OF JOSEPH R. GATZ]
KEY FUND FACTS
OBJECTIVE Long-term capital growth

STRATEGY Invests primarily in stocks with market capitalization falling within the capitalization range of the Standard & Poor's Mid-Cap 400 Index FUND INCEPTION DATE 12/31/96
COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97; Retail: 1/2/97

EXPENSE RATIO Institutional: 1.00%; Retail: 1.25%

TOTAL NET ASSETS (ALL CLASSES) $5.0 Million

PERFORMANCE
For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the Mid-Cap Value Fund returned 14.21% and 13.88%, respectively, compared to the 43.22% return for the Fund's benchmark, the Standard & Poor's Mid-Cap 400 Index. The average mid-cap value fund, as measured by Lipper Inc., posted a total return of 24.24% for the same period.

PORTFOLIO REVIEW
Market conditions generally were favorable for mid-cap stocks during the first half of the fiscal year, as they significantly outperformed large-cap stocks. But growth stocks, buoyed by a strong technology sector, continued to strongly outperform value stocks across all capitalization ranges until March, when strong volatility emerged and the market made a decided rotation toward value. Concerns about economic growth, or the possible lack of it, together with reduced fears of rising interest rates led to strong gains for financial services and "value" utilities, such as the electric and gas distributors. In addition, energy and most healthcare segments generated strong performance.

Disappointing stock selection in the technology and utilities sectors contributed to the Fund's underperformance during the fiscal year. On the other hand, the Fund enjoyed strong performance from good stock selection in the financial services and healthcare sectors.

On October 18, 2000, the Trustees voted to liquidate the Fund on or about December 18, 2000.

/s/ Joseph R. Gatz
    Joseph R. Gatz

                                       AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
                                                                          Since
                                                     1 Year    3 Years  Inception(a)
----------------------------------------------------------------------------------------------
LOOMIS SAYLES MID-CAP VALUE FUND (INSTITUTIONAL)     14.21%     3.89%     9.90%
LOOMIS SAYLES MID-CAP VALUE FUND (RETAIL)            13.88%     3.57%     9.59%
Lipper Mid-Cap Value Funds Index(b)                  20.75%     5.30%    10.65%
S&P Mid-Cap 400 Index(c)                             43.22%    18.97%    23.53%

                                        CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------

                             Lipper Mid-Cap Value Funds             Loomis Sayles Mid-Cap       S&P Mid-Cap 400
                                       Index                            Value Fund(d)           Index
       12/31/96                         $10,000                             $10,000                  $10,000
       1/31/97                          $10,185                              $10,370                  $10,375
       2/28/97                          $10,184                              $10,380                  $10,290
       3/31/97                           $9,813                              $10,100                   $9,851
       4/30/97                           $9,948                              $10,120                  $10,107
       5/31/97                          $10,727                              $10,950                  $10,991
       6/30/97                          $11,053                              $11,370                  $11,299
       7/31/97                          $11,745                              $12,100                  $12,418
       8/31/97                          $11,824                              $12,050                  $12,403
       9/30/97                          $12,516                              $12,710                  $13,116
      10/31/97                          $12,081                              $12,530                  $12,545
      11/30/97                          $12,140                              $12,570                  $12,731
      12/31/97                          $12,266                              $12,632                  $13,225
       1/31/98                          $12,108                              $12,402                  $12,974
       2/28/98                          $12,951                              $13,519                  $14,048
       3/31/98                          $13,491                              $14,034                  $14,682
       4/30/98                          $13,647                              $14,232                  $14,950
       5/31/98                          $13,116                              $13,530                  $14,277
       6/30/98                          $13,063                              $13,651                  $14,367
       7/31/98                          $12,326                              $12,917                  $13,810
       8/31/98                          $10,263                              $10,671                  $11,240
       9/30/98                          $10,556                              $11,054                  $12,289
      10/31/98                          $11,189                              $11,339                  $13,387
      11/30/98                          $11,602                              $12,260                  $14,055
      12/31/98                          $12,055                              $12,999                  $15,753
       1/31/99                          $11,974                              $12,647                  $15,140
       2/28/99                          $11,351                              $11,852                  $14,347
       3/31/99                          $11,577                              $12,034                  $14,748
       4/30/99                          $12,470                              $13,203                  $15,911
       5/31/99                          $12,576                              $13,441                  $15,981
       6/30/99                          $13,062                              $13,759                  $16,835
       7/31/99                          $12,823                              $13,669                  $16,478
       8/31/99                          $12,387                              $13,033                  $15,914
       9/30/99                          $12,104                              $12,477                  $15,422
      10/31/99                          $12,220                              $13,033                  $16,208
      11/30/99                          $12,659                              $13,237                  $17,059
      12/31/99                          $13,494                              $13,872                  $18,072
       1/31/00                          $12,788                              $12,915                  $17,563
       2/29/00                          $13,144                              $13,198                  $18,792
       3/31/00                          $14,048                              $14,143                  $20,365
       4/30/00                          $13,827                              $13,718                  $19,654
       5/31/00                          $13,726                              $13,623                  $19,409
       6/30/00                          $13,758                              $13,541                  $19,694
       7/31/00                          $13,854                              $13,316                  $20,005
       8/31/00                          $14,743                              $14,474                  $22,239
       9/30/00                          $14,615                              $14,250                  $22,086

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.
NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASSES OF SHARES IS DECEMBER 31, 1996.

(b) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS CHANGED FROM MID-CAP FUNDS TO MID-CAP VALUE FUNDS. THE LIPPER MID-CAP VALUE FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE MID-CAP VALUE FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.

(c) S&P MID-CAP 400 INDEX IS AN UNMANAGED INDEX CONSISTING OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-WEIGHTED INDEX (STOCK PRICE TIMES SHARES OUTSTANDING) WITH EACH STOCK AFFECTING THE INDEX IN PROPORTION TO ITS VALUE. THE INDEX IS COMPRISED OF INDUSTRIALS, UTILITIES, FINANCIALS AND TRANSPORTATION, IN SIZE ORDER. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    23

FUND AND MANAGER REVIEW
LOOMIS SAYLES RESEARCH FUND

LAURIANN KLOPPENBURG
      [PHOTO OF LAURIANN KLOPPENBURG]
KEY FUND FACTS

OBJECTIVE Long-term capital growth
STRATEGY Invests primarily in stocks with large capitalization

FUND INCEPTION DATE 7/31/00

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 7/31/00

EXPENSE RATIO Institutional: 1.15%

TOTAL NET ASSETS $3.5 Million

PERFORMANCE
For the period from July 31, 2000, the Fund's inception date, through September 30, 2000, the Institutional class of the Research Fund returned 5.40%, compared to the 0.60% return for the Fund's benchmark, the Standard & Poor's 500 Index. The average large-cap core fund, as measured by Lipper Inc., posted a total return of 1.01% percent for the same period.

PORTFOLIO REVIEW
The period from the Fund's inception on July 31, 2000, through the end of the fiscal year on September 30, 2000, was strong for the Fund. Seven of the Fund's eleven sectors outperformed their respective S&P 500 sector benchmarks. In particular, the Fund enjoyed strong results from the technology, finance, energy and consumer cyclical sectors.

Within technology, the Fund had strong returns from several stocks not included in the S&P 500 Index. A favorable economic and interest rate backdrop boosted many of the Fund's finance holdings. Higher commodity prices drove several of the Fund's oil service firms higher. The Fund's consumer cyclical sector outperformed the S&P's consumer cyclical sector due to strong gains in the Fund's two largest sector positions.

PORTFOLIO POSITIONING
The portfolio continues to use a fully invested, sector-neutral investment approach, with all portfolio shifts coming from the industry- and stock-selection process. Analysts use fundamental security analysis and broad industry vision to shift portfolio holdings as appropriate.

/s/ Lauriann Kloppenburg
    Lauriann Kloppenburg

                           AVERAGE ANNUAL RETURNS-PERIOD ENDED SEPTEMBER 30, 2000
                                                                         Since
                                                                     Inception(a)
---------------------------------------------------------------------------------
LOOMIS SAYLES RESEARCH FUND (INSTITUTIONAL)                               5.40%
Lipper Large-Cap Core Funds Index(b)                                      1.21%
S&P 500 Index(c)                                                          0.60%

                                     CUMULATIVE PERFORMANCE-JULY 31, 2000 TO SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------
                   Lipper Large-Cap Core Fund Index  Loomis Sayles Research Fund  S&P 500 Index
       7/31/00          $10,000                      $10,000                      $10,000
       8/31/00          $10,690                      $10,940                      $10,621
       9/30/00          $10,121                      $10,540                      $10,060

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than thoseof the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS JULY 31, 2000.

(b) THE LIPPER LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE LARGE-CAP CORE FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.

(c) S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED, UNMANAGED TOTAL RETURN INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, REPRESENTING INDUSTRIAL, UTILITY, TRANSPORTATION, AND FINANCIAL COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND IN THE OVER-THE-COUNTER MARKET. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

LOOMIS SAYLES EQUITY FUNDS                                                    25

FUND AND MANAGER REVIEW

LOOMIS SAYLES SMALL CAP GROWTH FUND
CHRISTOPHER R. ELY
    [PHOTO OF CHRISTOPHER R. ELY]

PHILIP C. FINE
    [PHOTO OF PHILIP C. FINE]

DAVID L. SMITH
    [PHOTO OF DAVID L. SMITH]
KEY FUND FACTS
OBJECTIVE Long-term growth capital

STRATEGY Invests in stocks with market capitalizations falling within the capitalization range of the Russell 2000 Index

FUND INCEPTION DATE 12/31/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97; Retail: 1/2/97;
Admin: 7/31/00

EXPENSE RATIO Institutional: 0.92%; Retail: 1.23%; Admin: 1.50%

TOTAL NET ASSETS (ALL CLASSES) $331.6 Million

PERFORMANCE
For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the Small Cap Growth Fund returned 61.17% and 60.60%, respectively, and from July 31, 2000 through September 30, 2000 the Admin class returned 12.93%. The Fund's benchmark, the Russell 2000 Growth Index returned 29.66% for the twelve-month period. The average mid-cap growth fund, as measured by Lipper Inc., posted a total return of 63.89% for the same period.

PORTFOLIO REVIEW
Small-cap growth companies, particularly in the technology sector, advanced strongly through mid-March, when investors finally responded to the Federal Reserve Board's rate hikes, uncertainty about the direction of the economy and an overvalued technology sector. The market remained volatile for the remainder of the fiscal year, with additional pressures from a weak euro, rising energy prices and a slowing economy.

After the correction hit, we started making some tactical adjustments to the portfolio. Our first step was to reduce the Fund's exposure to companies that rely on the Internet for their business--companies that, for the most part, had high valuations and in our view represented the highest risk in the portfolio. At the same time, we increased our exposure to growth companies outside the technology sector to further diversify the Fund. The Fund's strong performance for the year primarily was due to favorable stock selection and, to a lesser extent, good sector allocation.

PORTFOLIO POSITIONING
Given this difficult, volatile environment, we increased the Fund's weighting toward healthcare and retained an overweight position in energy related issues as we believe that the likelihood of a more sustained period of earnings growth is greater today than at any time in recent memory, due to high energy prices and depleted domestic reserves. We also have retained a significant exposure to technology. Despite some near-term macro-economic concerns and well-publicized problems at major companies, we believe there are significant opportunities for growth, particularly for the smaller and nimbler companies focused on the leading edge of technology.

/s/ Christopher R. Ely     /s/ Philip C. Fine   /s/ David L. Smith
    Christopher R. Ely         Philip C. Fine       David L. Smith

                            AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
                                                                         Since
                                                     1 Year   3 Years  Inception(a)
--------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP GROWTH FUND (INSTITUTIONAL)  61.17%    31.39%    32.17%
LOOMIS SAYLES SMALL CAP GROWTH FUND (RETAIL)         60.60%    31.01%    31.84%
LOOMIS SAYLES SMALL CAP GROWTH FUND (ADMIN)              NA        NA    12.93%
Lipper Mid-Cap Growth Funds Index(b)                 59.32%    26.09%    25.56%
Russell 2000 Growth Index(c)                         29.66%     8.93%    13.17%
Russell 2000 Index(c)                                23.39%     5.96%    11.54%

                           CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------

                  Loomis Sayles Small Cap   Lipper Mid-Cap          Russell 2000  Russell 2000
                  Growth Fund (d)           Growth Funds Index      Growth Index  Index
      12/31/96                   $10,000            $10,000          $10,000            $10,000
       1/31/97                   $10,260            $10,256          $10,250            $10,200
       2/28/97                    $9,500             $9,574           $9,631             $9,952
       3/31/97                    $8,510             $8,846           $8,951             $9,483
       4/30/97                    $8,350             $8,769           $8,848             $9,509
       5/31/97                    $9,710             $9,912          $10,177            $10,567
       6/30/97                   $10,280            $10,329          $10,523            $11,020
       7/31/97                   $11,110            $10,960          $11,062            $11,533
       8/31/97                   $11,300            $10,929          $11,394            $11,797
       9/30/97                   $12,550            $11,712          $12,303            $12,660
      10/31/97                   $11,670            $11,056          $11,564            $12,104
      11/30/97                   $11,540            $10,879          $11,288            $12,026
      12/31/97                   $11,943            $11,134          $11,295            $12,236
       1/31/98                   $11,552            $10,923          $11,144            $12,043
       2/28/98                   $12,808            $11,851          $12,128            $12,934
       3/31/98                   $13,388            $12,465          $12,636            $13,467
       4/30/98                   $13,209            $12,519          $12,714            $13,541
       5/31/98                   $12,101            $11,789          $11,790            $12,812
       6/30/98                   $13,282            $12,332          $11,911            $12,839
       7/31/98                   $11,974            $11,511          $10,916            $11,800
       8/31/98                    $9,273             $9,029           $8,396             $9,508
       9/30/98                   $10,371             $9,971           $9,247            $10,253
      10/31/98                   $10,782            $10,338           $9,730            $10,671
      11/30/98                   $12,132            $11,123          $10,485            $11,230
      12/31/98                   $14,179            $12,558          $11,433            $11,925
       1/31/99                   $14,591            $13,181          $11,948            $12,083
       2/28/99                   $13,673            $12,158          $10,855            $11,104
       3/31/99                   $14,717            $13,024          $11,241            $11,278
       4/30/99                   $14,854            $13,559          $12,234            $12,288
       5/31/99                   $14,580            $13,502          $12,253            $12,468
       6/30/99                   $16,764            $14,590          $12,899            $13,032
       7/31/99                   $16,268            $14,391          $12,500            $12,674
       8/31/99                   $16,743            $14,318          $12,033            $12,205
       9/30/99                   $17,661            $14,736          $12,265            $12,208
      10/31/99                   $19,929            $16,039          $12,579            $12,257
      11/30/99                   $22,039            $18,050          $13,909            $12,989
      12/31/99                   $27,198            $21,816          $16,360            $14,459
       1/31/00                   $26,702            $21,441          $16,208            $14,227
       2/29/00                   $36,355            $26,814          $19,979            $16,577
       3/31/00                   $31,544            $24,927          $17,879            $15,484
       4/30/00                   $29,012            $21,639          $16,074            $14,552
       5/31/00                   $25,088            $19,693          $14,666            $13,704
       6/30/00                   $28,063            $22,754          $16,561            $14,898
       7/31/00                   $25,183            $21,810          $15,141            $14,419
       8/31/00                   $29,403            $24,662          $16,734            $15,519
       9/30/00                   $28,464            $23,477          $15,903            $15,063

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.
Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

A portion of the Fund's returns were attributable to investment in IPOs. No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that these high risk investments will have the same effect on the Fund's performance if they are made in the future.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASSES OF SHARES IS DECEMBER 31, 1996. INCEPTION DATE OF THE ADMIN CLASS OF SHARES IS JULY 31, 2000. PERFORMANCE FOR THE ADMIN CLASS OF SHARES IS PRESENTED FROM
COMMENCEMENT OF CLASS OPERATIONS ON JULY 31, 2000.

(b) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM SMALL-CAP FUNDS TO MID-CAP GROWTH FUNDS. THE LIPPER MID-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE MID-CAP GROWTH FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER, INC.

(c) THE FUND CHANGED ITS BENCHMARK INDEX DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2000 FROM THE RUSSELL 2000 INDEX TO THE RUSSELL 2000 GROWTH INDEX, WHICH IS AN UNMANAGED INDEX COMPRISED OF THOSE RUSSELL 2000 SECURITIES WITH A GREATER THAN AVERAGE GROWTH ORIENTATION. THE RUSSELL 2000 GROWTH INDEX BETTER REPRESENTS THE INVESTMENT STRATEGY OF THE FUND. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL AND ADMIN CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND ADMIN CLASSES OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    27

FUND AND MANAGER REVIEW

LOOMIS SAYLES SMALL CAP VALUE FUND
JOSEPH R. GATZ
    [PHOTO OF JOSEPH R. GATZ]

DANIEL G. THELEN
    [PHOTO OF DANIEL G. THELEN]
KEY FUND FACTS
OBJECTIVE Long-term capital growth

STRATEGY Invests primarily in stocks with market capitalization falling within the capitalization range of the Russell 2000 Index
FUND INCEPTION DATE 5/13/91
COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/13/91; Retail: 1/2/97;
Admin: 1/2/98

EXPENSE RATIO Institutional: 0.93%; Retail: 1.17%; Admin: 1.50%

TOTAL NET ASSETS (ALL CLASSES) $319.0 Million

PERFORMANCE
For the twelve-month period ended September 30, 2000, the Institutional, Retail and Admin classes of the Small Cap Value Fund returned 20.66%, 20.42% and 20.10%, respectively, compared to the 23.39% return for the Fund's benchmark, the Russell 2000 Index. The average small-cap value fund, as measured by Lipper Inc., posted a total return of 20.66% for the same period.

PORTFOLIO REVIEW
In the first half of the fiscal year, growth-oriented issues, notably in the technology and biotechnology sectors, outperformed the broader market by a wide margin. But in March 2000, sentiment shifted dramatically, and for the first time in months, value returns significantly exceeded growth across all capitalization ranges. This continued into the fiscal year's third quarter, which was dominated by concerns regarding the Federal Reserve Board's long-term interest rate policy and by a growing realization that many of the industry groups and stocks that make up the "new economy" may never achieve profitability, let alone live up to original expectations.

The Fund's strong performance over the fiscal year was due primarily to the rebound in value-style investing and good stock selection. Although this was particularly evident in the consumer discretionary and financial services sector, contribution from stock selection was a positive factor in nine of the eleven Russell economic sectors. With regard to sector selection, an underweight position in technology and an overweight position in financial services helped performance.

PORTFOLIO POSITIONING
While the length and depth of what is now only a modest slowdown remain in doubt, we already have seen reduced earnings expectations and pressure on the stock prices of economically sensitive stocks and industry groups. Against this backdrop, we have taken a modestly defensive posture in our stock selection, but have not changed our investment strategy or selection process. Our focus is on identifying companies with a high degree of earnings predictability and visibility. Specifically, we marginally reduced the Fund's technology weighting and increased the Fund's financial exposure.

/s/ Joseph R. Gatz    /s/ Daniel G. Thelen
    Joseph R. Gatz        Daniel G. Thelen

                                        AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
                                                                                      Since
                                                     1 Year   3 Years   5 Years    Inception(a)
-----------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND (INSTITUTIONAL)   20.66%     3.59%    14.15%      16.46%
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL)(b)       20.42%     3.29%    13.91%      16.33%
LOOMIS SAYLES SMALL CAP VALUE FUND (ADMIN)           20.10%        NA        NA       4.36%
Lipper Small-Cap Value Funds Index(c)                16.86%     1.61%    10.54%      12.45%
Russell 2000 Index(d)                                23.39%     5.96%    12.38%      13.85%

                                       CUMULATIVE PERFORMANCE-MAY 31, 1991 TO SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------
                   Lipper Small-Cap   Loomis Sayles
                   Value Funds Index  Small Cap Value Fund(e)  Russell 2000 Index
        5/31/91            $10,000            $10,000             $10,000
       06/30/91             $9,651             $9,648              $9,417
       07/31/91             $9,897            $10,411              $9,748
       08/31/91            $10,133            $11,204             $10,109
       09/30/91            $10,256            $11,213             $10,188
       10/31/91            $10,547            $11,438             $10,457
       11/30/91            $10,151            $11,155              $9,973
       12/31/91            $10,997            $12,767             $10,772
       01/31/92            $11,677            $14,065             $11,645
       02/29/92            $12,102            $14,852             $11,985
       03/31/92            $11,896            $14,055             $11,579
       04/30/92            $11,680            $13,339             $11,173
       05/31/92            $11,812            $13,360             $11,322
       06/30/92            $11,400            $12,194             $10,786
       07/31/92            $11,806            $12,532             $11,162
       08/31/92            $11,528            $12,123             $10,847
       09/30/92            $11,666            $12,256             $11,097
       10/31/92            $11,787            $12,644             $11,450
       11/30/92            $12,569            $13,850             $12,326
       12/31/92            $12,943            $14,441             $12,755
       01/31/93            $13,384            $15,103             $13,187
       02/28/93            $13,285            $14,755             $12,882
       03/31/93            $13,624            $15,372             $13,300
       04/30/93            $13,297            $14,979             $12,935
       05/31/93            $13,638            $15,618             $13,508
       06/30/93            $13,633            $15,697             $13,592
       07/31/93            $13,758            $16,078             $13,780
       08/31/93            $14,187            $16,942             $14,375
       09/30/93            $14,519            $17,715             $14,781
       10/31/93            $14,921            $18,108             $15,161
       11/30/93            $14,637            $17,502             $14,662
       12/31/93            $15,023            $18,005             $15,163
       01/31/94            $15,580            $18,387             $15,639
       02/28/94            $15,561            $18,107             $15,582
       03/31/94            $15,041            $17,062             $14,759
       04/30/94            $15,098            $16,871             $14,847
       05/31/94            $15,158            $16,616             $14,680
       06/30/94            $14,828            $16,221             $14,182
       07/31/94            $14,944            $16,310             $14,415
       08/31/94            $15,488            $17,075             $15,218
       09/30/94            $15,443            $17,062             $15,167
       10/31/94            $15,423            $16,948             $15,107
       11/30/94            $14,780            $16,272             $14,497
       12/31/94            $14,917            $16,510             $14,887
       01/31/95            $15,081            $16,561             $14,699
       02/28/95            $15,534            $17,203             $15,310
       03/31/95            $15,645            $17,614             $15,574
       04/30/95            $16,017            $17,666             $15,920
       05/31/95            $16,324            $18,026             $16,194
       06/30/95            $16,857            $18,514             $17,034
       07/31/95            $17,590            $19,747             $18,015
       08/31/95            $17,814            $20,698             $18,388
       09/30/95            $18,119            $21,083             $18,716
       10/31/95            $17,354            $19,991             $17,879
       11/30/95            $17,892            $20,955             $18,631
       12/31/95            $18,110            $21,822             $19,122
       01/31/96            $18,347            $21,850             $19,102
       02/29/96            $18,711            $22,946             $19,697
       03/31/96            $19,075            $23,473             $20,098
       04/30/96            $19,731            $24,868             $21,173
       05/31/96            $20,382            $25,893             $22,007
       06/30/96            $19,984            $25,281             $21,103
       07/31/96            $18,859            $23,857             $19,260
       08/31/96            $19,650            $25,053             $20,378
       09/30/96            $20,167            $25,899             $21,175
       10/31/96            $20,309            $26,278             $20,848
       11/30/96            $21,151            $27,535             $21,707
       12/31/96            $21,772            $28,445             $22,276
       01/31/97            $22,243            $28,952             $22,721
       02/28/97            $22,266            $28,576             $22,171
       03/31/97            $21,735            $27,954             $21,124
       04/30/97            $21,727            $27,692             $21,184
       05/31/97            $23,681            $30,702             $23,540
       06/30/97            $24,901            $32,141             $24,549
       07/31/97            $26,181            $33,982             $25,691
       08/31/97            $26,755            $34,693             $26,279
       09/30/97            $28,498            $36,760             $28,203
       10/31/97            $27,703            $35,603             $26,964
       11/30/97            $27,515            $35,471             $26,789
       12/31/97            $28,044            $35,837             $27,258
       01/31/98            $27,538            $35,048             $26,828
       02/28/98            $29,276            $37,531             $28,811
        3/31/98            $30,563            $39,206             $30,000
       04/30/98            $30,865            $39,032             $30,166
       05/31/98            $29,769            $37,358             $28,541
       06/30/98            $29,218            $36,877             $28,601
       07/31/98            $27,267            $34,490             $26,286
       08/31/98            $22,669            $28,581             $21,181
       09/30/98            $23,491            $30,025             $22,839
       10/31/98            $24,347            $31,603             $23,770
       11/30/98            $25,428            $33,393             $25,016
       12/31/98            $26,162            $35,451             $26,564
       01/31/99            $25,462            $33,789             $26,917
       02/28/99            $23,696            $31,405             $24,737
       03/31/99            $23,406            $31,425             $25,123
       04/30/99            $25,560            $33,985             $27,374
       05/31/99            $26,471            $34,669             $27,774
       06/30/99            $27,687            $36,271             $29,030
       07/31/99            $27,382            $35,822             $28,233
       08/31/99            $26,255            $34,630             $27,189
       09/30/99            $25,586            $33,868             $27,195
       10/31/99            $24,889            $33,535             $27,305
       11/30/99            $25,520            $34,232             $28,935
       12/31/99            $26,656            $35,582             $32,210
       01/31/00            $25,641            $34,261             $31,693
       02/28/00            $26,387            $36,683             $36,927
       03/31/00            $27,616            $38,764             $34,492
       04/30/00            $27,440            $38,844             $32,416
       05/31/00            $27,207            $37,183             $30,527
       06/30/00            $27,978            $38,404             $33,188
       07/31/00            $28,234            $39,044             $32,120
       08/31/00            $29,984            $41,486             $34,571
       09/30/00            $29,901            $40,865             $33,555

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 13, 1991. SINCE LIPPER SMALL-CAP VALUE FUNDS INDEX AND RUSSELL 2000 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATES OF THE RETAIL AND ADMIN CLASSES OF SHARES ARE DECEMBER 31, 1996 AND JANUARY 2, 1998, RESPECTIVELY. PERFORMANCE FOR THE ADMIN CLASS OF SHARES IS PRESENTED FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1998.

(b) PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENTS THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIODS SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.

(c) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS CHANGED FROM SMALL-CAP FUNDS TO SMALL-CAP VALUE FUNDS. THE LIPPER SMALL-CAP VALUE FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE SMALL-CAP VALUE FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE: LIPPER INC.

(d) RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX (A BROAD MARKET INDEX), RESPRESENTING APPROXIMATELY 8% OF THE RUSSELL 3000 TOTAL MARKET CAPITALIZATION. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL AND ADMIN CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND ADMIN CLASSES OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    29

FUND AND MANAGER REVIEW

LOOMIS SAYLES WORLDWIDE FUND
DANIEL J. FUSS
   [PHOTO OF DANIEL J. FUSS]
QUENTIN P. FAULKNER
   [PHOTO OF QUENTIN P. FAULKNER]

DAVID ROLLEY
   [PHOTO OF DAVID ROLLEY]
ESWAR MENON
   [PHOTO OF ESWAR MENON]
ALEXANDER MUROMCEW
   [PHOTO OF ALEXANDER MUROMCEW]

JOHN TRIBOLET
   [PHOTO OF JOHN TRIBOLET]
KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in U.S. and foreign equity and debt securities

FUND INCEPTION DATE 5/1/96
COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/1/96;
Retail: 1/2/97

EXPENSE RATIO Institutional: 1.00%; Retail: 1.25%

TOTAL NET ASSETS (ALL CLASSES) $10.6 Million

PERFORMANCE
For the twelve-month period ended September 30, 2000, the Institutional and Retail classes of the Worldwide Fund returned 46.53% and 46.20%, respectively, compared to the 6.74% return for the Lehman Brothers Government/Credit Bond Index and the 13.28% return for the Standard & Poor's 500 Index. The average global flexible portfolio fund, as measured by Lipper Inc., posted a total return of 13.03% for the same period.

PORTFOLIO REVIEW
After a strong showing in 1999 and early 2000, international markets fell in sympathy with the decline of the U.S. markets, which fell due to concerns over the direction of U.S. interest rates and the potential impact on the U.S. economy, concerns over high valuations, particularly in the technology sector, and concerns over future earnings growth. The sharpest declines were in the technology sector, which was the best-performing sector early in 2000 and in 1999.

In addition, higher oil prices remained a concern on the inflation front, and the Japanese market was weak due to political concerns and the pace of restructuring taking place in that market. In Europe, the markets were affected by the continued weakness of the euro. On a more positive note, Russia and Mexico showed signs of political freedom and the need for economic reforms.

The Fund's attractive performance for the fiscal year primarily was due to strong returns from the portfolio's foreign equity holdings.

PORTFOLIO POSITIONING
The equity component on September 30, 2000 was 49% of the portfolio, but the commitment to foreign securities remained dominant. With 19% in foreign bonds and 30% in foreign equities, a total of 49% is committed to foreign securities. We are comfortable with this commitment because foreign economies are only beginning what we believe to be a long period of growth, whereas the U.S. economy is showing signs of strain. We also believe the U.S. dollar has become fundamentally overvalued.

/s/ Dan J.Fuss      /s/ Quentin P. Faulkner   /s/ David Rolley
    Daniel J.Fuss       Quentin P. Faulkner       David Rolley

/s/ Eswar Menon     /s/ Alexander Muromcew    /s/ John Tribolet
    Eswar Menon         Alexander Muromcew        John Tribolet

                            AVERAGE ANNUAL RETURNS-PERIODS ENDED SEPTEMBER 30, 2000
                                                                         Since
                                                     1 Year   3 Years  Inception(a)
-----------------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE FUND (INSTITUTIONAL)         46.53%    15.45%    15.48%
LOOMIS SAYLES WORLDWIDE FUND (RETAIL)                46.20%    15.15%    15.17%
Lipper Global Flexible Portfolio Funds Index(b)      13.29%     9.37%    11.84%
S&P 500 Index(c)                                     13.28%    16.44%    21.13%

                             CUMULATIVE PERFORMANCE-MAY 31, 1996 TO SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------
                 Lipper Global Flexible Portfolio Funds    Loomis Sayles Worldwide Fund(d)   S&P 500
                 Index                                                                       Index
       5/31/96                   $10,000                           $10,000                   $10,000
       6/30/96                   $10,041                           $10,030                   $10,038
       7/31/96                    $9,796                            $9,693                    $9,595
       8/31/96                    $9,941                            $9,931                    $9,798
       9/30/96                   $10,220                           $10,248                   $10,349
      10/31/96                   $10,346                           $10,446                   $10,634
      11/30/96                   $10,786                           $10,951                   $11,437
      12/31/96                   $10,802                           $10,826                   $11,210
       1/31/97                   $11,002                           $10,826                   $11,910
       2/28/97                   $11,065                           $10,847                   $12,004
       3/31/97                   $10,884                           $10,826                   $11,512
       4/30/97                   $10,991                           $10,928                   $12,198
       5/31/97                   $11,453                           $11,244                   $12,944
       6/30/97                   $11,774                           $11,376                   $13,519
       7/31/97                   $12,258                           $11,985                   $14,595
       8/31/97                   $11,906                           $11,698                   $13,778
       9/30/97                   $12,413                           $12,160                   $14,532
      10/31/97                   $11,973                           $11,461                   $14,047
      11/30/97                   $12,011                           $11,472                   $14,697
      12/31/97                   $12,114                           $11,207                   $14,949
       1/31/98                   $12,143                           $11,548                   $15,114
       2/28/98                   $12,691                           $12,252                   $16,204
       3/31/98                   $13,117                           $12,366                   $17,033
       4/30/98                   $13,232                           $12,207                   $17,207
       5/31/98                   $13,119                           $11,684                   $16,912
       6/30/98                   $13,109                           $11,195                   $17,598
       7/31/98                   $12,980                           $11,195                   $17,412
       8/31/98                   $11,544                           $10,002                   $14,897
       9/30/98                   $11,729                            $9,991                   $15,852
      10/31/98                   $12,341                           $10,707                   $17,139
      11/30/98                   $12,894                           $11,343                   $18,178
      12/31/98                   $13,203                           $11,541                   $19,224
       1/31/99                   $13,360                           $11,702                   $20,028
       2/28/99                   $13,035                           $11,479                   $19,406
       3/31/99                   $13,459                           $11,839                   $20,182
       4/30/99                   $14,182                           $12,336                   $20,963
       5/31/99                   $13,956                           $12,398                   $20,468
       6/30/99                   $14,473                           $12,684                   $21,606
       7/31/99                   $14,464                           $12,920                   $20,929
       8/31/99                   $14,413                           $12,870                   $20,826
       9/30/99                   $14,334                           $12,771                   $20,255
      10/31/99                   $14,625                           $13,267                   $21,536
      11/30/99                   $15,138                           $15,342                   $21,979
      12/31/99                   $16,156                           $18,521                   $23,268
       1/31/00                   $15,826                           $17,890                   $22,099
       2/29/00                   $16,706                           $20,442                   $21,681
       3/31/00                   $16,625                           $20,133                   $23,801
       4/30/00                   $16,069                           $19,219                   $23,085
       5/31/00                   $15,816                           $18,763                   $22,612
       6/30/00                   $16,383                           $19,340                   $23,169
       7/31/00                   $16,181                           $18,709                   $22,807
       8/31/00                   $16,733                           $19,233                   $24,224
       9/30/00                   $16,239                           $18,709                   $22,945

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. A portion of the Fund's returns were attributable to investments in initial public offerings (IPOs). No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that these high risk investments will have the same effect on the Fund's performance if they are made in the future.
A portion of the Fund's returns were attributable to investments in IPOs. No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that that these high risk investments will have the same effect on the Fund's performance if they are made in the future.

NOTE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS. WITHOUT SUCH WAIVERS, PERFORMANCE AND RANKINGS WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 1, 1996. SINCE LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX AND S&P 500 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1996. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996. PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES (I.E. A .25% 12b-1
FEE).

(b) THE LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 10 LARGEST MUTUAL FUNDS WITHIN THE GLOBAL FLEXIBLE PORTFOLIO FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS. SOURCE:
LIPPER INC.

(c) S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED, UNMANAGED TOTAL RETURN INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, REPRESENTING INDUSTRIAL, UTILITY, TRANSPORTATION, AND FINANCIAL COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND IN THE OVER-THE-COUNTER MARKET. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.

LOOMIS SAYLES EQUITY FUNDS                                                    31

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-97.8% OF NET ASSETS

BANKS/SAVINGS & LOANS--5.2%

  Capital One Financial Corp.                               24,900 $  1,744,556
  Golden West Financial Corp.                               76,200    4,086,225
  TCF Financial Corp.                                       84,200    3,168,025
                                                                   ------------
                                                                      8,998,806
                                                                   ------------
  BROADCASTING--2.3%
  Gemstar-TV Guide International, Inc. *                    27,500    2,397,656
  Sirius Satellite Radio, Inc. *                            30,400    1,607,400
                                                                   ------------
                                                                     4,005,056
                                                                   ------------
BUSINESS SERVICES--7.0%
  Ariba, Inc. *                                             10,600    1,518,616
  Art Technology Group, Inc. *                              32,600    3,088,850
  Commerce One, Inc. *                                      26,100    2,048,850
  Critical Path, Inc. *                                     29,500    1,792,125
  HomeStore.com, Inc. *                                     45,700    2,136,475
  TMP Worldwide, Inc. *                                     18,300    1,473,150
                                                                   ------------
                                                                     12,058,066
                                                                   ------------
COMMUNICATIONS EQUIPMENT--17.6%
  Avanex Corp. *                                             9,800    1,055,338
  Brocade Communications Systems, Inc. *                    16,200    3,823,200
  Ciena Corp. *                                             28,400    3,487,875
  Cosine Communications, Inc. *                             14,100      783,431
  Extreme Networks, Inc. *                                  38,500    4,408,250
  Finisar Corp. *                                           49,700    2,404,237
  Inrange Technologies Corp. Class B *                      31,700    1,680,100
  MMC Networks, Inc. *                                       6,400      809,600
  Newport Corp.                                             17,700    2,819,002
  Phone.com, Inc. *                                         16,500    1,874,812
  QLogic Corp. *                                            26,400    2,323,200
  Research In Motion Ltd. *                                 18,300    1,803,694
  SDL, Inc. *                                                7,400    2,288,912
  StorageNetworks, Inc. *                                    9,700      991,219
                                                                   ------------
                                                                     30,552,870
                                                                   ------------
COMPUTER HARDWARE--1.7%
  Network Appliance, Inc. *                                 22,500    2,865,938
                                                                   ------------
COMPUTER SOFTWARE--12.5%
  CacheFlow, Inc. *                                         16,200    2,316,600
  i2 Technologies, Inc. *                                   15,700    2,936,881
  Macrovision Corp. *                                       41,300    3,345,300
  Mercury Interactive Corp. *                               28,300    4,436,025
  Micromuse, Inc. *                                          8,700    1,748,156
  Rational Software Corp. *                                 45,600    3,163,500
  RealNetworks, Inc. *                                      30,100    1,196,475
  TIBCO Software, Inc. *                                    30,200    2,550,013
                                                                   ------------
                                                                     21,692,950
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

EDUCATION--2.1%
  Apollo Group, Inc. Class A *                              50,600 $  2,017,675
  DeVry, Inc. *                                             44,900    1,689,363
                                                                   ------------
                                                                      3,707,038
                                                                   ------------
ELECTRONIC COMPONENTS--1.9%
  Flextronics International Ltd. *                          39,500    3,243,938
                                                                   ------------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--12.4%
  Altera Corp. *                                            31,200    1,489,800
  Applied Micro Circuits Corp. *                            14,900    3,085,231
  Bookham Technology Plc ADR *                              13,600      583,100
  Cree Research, Inc. *                                     19,400    2,255,250
  GlobeSpan, Inc. *                                         15,900    1,939,800
  Jabil Circuit, Inc. *                                     37,000    2,099,750
  Micrel, Inc. *                                            34,500    2,311,500
  NVIDIA Corp. *                                            35,700    2,922,938
  PMC Sierra, Inc. *                                         9,000    1,937,250
  TranSwitch Corp. *                                        43,500    2,773,125
                                                                   ------------
                                                                     21,397,744
                                                                   ------------
HEALTHCARE--BIOTECHNOLOGY--9.9%
  Abgenix, Inc. *                                           28,600    2,311,237
  Celgene Corp. *                                           25,200    1,499,400
  COR Therapeutics, Inc. *                                  34,800    2,168,475
  Human Genome Sciences, Inc. *                             10,300    1,783,188
  IDEC Pharmaceuticals Corp. *                              12,700    2,227,064
  ImClone Systems, Inc. *                                   14,000    1,638,875
  Lexicon Genetics, Inc. *                                  33,200    1,049,950
  MedImmune, Inc. *                                         32,000    2,472,000
  Millennium Pharmaceuticals, Inc. *                        13,100    1,913,419
                                                                   ------------
                                                                     17,063,608
                                                                   ------------
HEALTHCARE--DRUGS--5.7%
  ALZA Corp. *                                              36,700    3,174,550
  Andrx Group *                                             24,000    2,241,000
  Biovail Corp. *                                           36,350    2,960,253
  Forest Laboratories, Inc. *                               13,700    1,571,219
                                                                   ------------
                                                                      9,947,022
                                                                   ------------
HEALTHCARE--MEDICAL TECHNOLOGY--3.1%
  MiniMed, Inc. *                                           43,500    3,887,812
  Quest Diagnostics, Inc. *                                 13,400    1,537,650
                                                                   ------------
                                                                      5,425,462
                                                                   ------------
HEALTHCARE--PRODUCTS--0.9%
  Waters Corp. *                                            16,600    1,477,400
                                                                   ------------
INSURANCE--1.5%
  AFLAC, Inc.                                               40,100    2,568,906
                                                                   ------------
LEISURE--1.7%
  Harley-Davidson, Inc.                                     61,800    2,958,675
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS                                                    33

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

OIL & GAS DRILLING EQUIPMENT--4.8%
  BJ Services Co. *                                         32,000 $  1,956,000
  ENSCO International, Inc.                                 62,500    2,390,625
  Nabors Industries, Inc. *                                 43,300    2,268,920
  Noble Drilling Corp. *                                    35,200    1,768,800
                                                                   ------------
                                                                      8,384,345
                                                                   ------------
RETAIL--SPECIALTY--2.0%
  CDW Computer Centers, Inc. *                              27,700    1,911,300
  Tiffany & Co.                                             40,000    1,542,500
                                                                   ------------
                                                                      3,453,800
                                                                   ------------
SECURITIES--1.7%
  Lehman Brothers Holdings, Inc.                            20,300    2,999,325
                                                                   ------------
UTILITIES--3.8%
  Calpine Corp. *                                           43,500    4,540,312
  NRG Energy, Inc. *                                        53,900    1,967,350
                                                                   ------------
                                                                      6,507,662
                                                                   ------------
  TOTAL COMMON STOCKS
   (Identified Cost $135,546,040)                                    169,308,611
                                                                   -------------
                                                               FACE
                                                             AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-10.5% OF NET ASSETS

  Repurchase Agreement with State Street Bank and
   Trust Co., dated 9/29/00 at 5.250% to be repurchased
   at $18,210,964 on 10/02/00 collateralized by
   $18,455,000 U.S. Treasury Note, 6.500% due 8/31/01
   with a value of $18,570,344,                         $18,203,000    18,203,000
                                                                    -------------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $18,203,000)                                       18,203,000
                                                                    -------------
TOTAL INVESTMENTS--108.3%
  (IDENTIFIED COST $153,749,040) @                                    187,511,611
  Liabilities, Less Cash and Other Assets--(8.3%)                     (14,323,943)
                                                                    -------------
NET ASSETS--100%                                                     $173,187,668
                                                                    =============

+ See Note 1.
* Non-income producing security
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $153,758,628 for federal income tax purposes was as follows:
  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $35,319,332 and $1,566,349, respectively, resulting in net unrealized appreciation of $33,752,983.
Key to Abbreviations:
ADR: American Depositary Receipt

               See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES CORE VALUE FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-99.2% OF NET ASSETS

AEROSPACE/DEFENSE--2.8%
  General Dynamics Corp.                                    10,600 $    665,812
  Litton Industries, Inc. *                                 10,000      446,875
                                                                   ------------
                                                                      1,112,687
                                                                   ------------
BANKS/SAVINGS & LOANS--3.8%
  Chase Manhattan Corp.                                     12,586      581,316
  PNC Financial Services Group.                             14,000      910,000
                                                                   ------------
                                                                      1,491,316
                                                                   ------------
BEVERAGES--2.0%
  Anheuser-Busch Cos., Inc.                                 18,000      761,625
                                                                   ------------
CHEMICALS--MAJOR--1.1%
  Praxair, Inc.                                             11,500      429,813
                                                                   ------------
COMMUNICATIONS EQUIPMENT--1.0%
  Motorola, Inc.                                            14,500      409,625
                                                                   ------------
COMPUTER HARDWARE--3.6%
  Apple Computer, Inc. *                                     9,800      252,350
  Compaq Computer Corp.                                      7,800      215,124
  Hewlett-Packard Co.                                        3,600      349,200
  International Business Machines Corp.                      3,200      360,000
  Lexmark International Group, Inc. Class A *                5,700      213,750
                                                                   ------------
                                                                      1,390,424
                                                                   ------------
COMPUTER SOFTWARE--1.1%
  Computer Associates International, Inc.                    8,200      206,538
  Computer Sciences Corp. *                                  3,100      230,175
                                                                   ------------
                                                                        436,713
                                                                   ------------
DATA PROCESSING SERVICES--1.4%
  First Data Corp.                                          13,500      527,344
                                                                   ------------
ELECTRICAL EQUIPMENT--1.5%
  Emerson Electric Co.                                       8,500      569,500
                                                                   ------------
ELECTRONIC COMPONENTS--1.5%
  Koninklijke (Royal) Philips Electronics NV ADR *          14,065      597,762
                                                                   ------------
ENTERTAINMENT--1.3%
  Walt Disney Co.                                           13,100      501,075
                                                                   ------------
FINANCIAL SERVICES--8.8%
  Associates First Capital Corp.                            13,800      524,400
  Citigroup, Inc.                                           20,933    1,131,690
  FleetBoston Financial Corp.                               16,000      624,000
  Household International, Inc.                             11,400      645,525
  Wells Fargo & Co.                                         11,000      505,313
                                                                   ------------
                                                                      3,430,928
                                                                   ------------
FOREST & PAPER PRODUCTS--1.2%
  Willamette Industries, Inc.                               16,700      467,600
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS                                                    35

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES CORE VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

GAMING--1.0%
  Harrah's Entertainment, Inc. *                            14,500 $    398,750
                                                                   ------------
GOVERNMENT AGENCIES--2.7%
  Federal National Mortgage Association                     14,800    1,058,200
                                                                   ------------
HEALTHCARE--DRUGS--4.5%
  Bristol Myers Squibb Co.                                  11,000      628,375
  Merck & Co., Inc.                                          8,100      602,944
  Pharmacia Corp.                                            9,000      541,687
                                                                   ------------
                                                                      1,773,006
                                                                   ------------
HEALTHCARE--PRODUCTS--1.4%
  Baxter International, Inc.                                 7,000      558,688
                                                                   ------------
HEALTHCARE--SERVICES--2.2%
  Tenet Healthcare Corp.*                                   23,400      851,175
                                                                   ------------
HOUSING & BUILDING MATERIALS--0.8%
  Black & Decker Corp.                                       9,500      324,781
                                                                   ------------
INSURANCE--12.3%
  Ace Ltd.                                                  20,000      785,000
  American General Corp.                                     6,400      499,200
  American International Group, Inc.                         6,750      645,891
  Aon Corp.                                                 10,900      427,825
  Chubb Corp.                                                6,100      482,662
  CIGNA Corp.                                                6,100      636,840
  Hartford Financial Services Group, Inc.                    6,400      466,800
  John Hancock Financial Services, Inc. *                   15,700      421,938
  Marsh & McLennan Cos., Inc.                                3,400      451,350
                                                                   ------------
                                                                      4,817,506
                                                                   ------------
MANUFACTURING--1.3%
  Minnesota Mining and Manufacturing Co.                     5,400      492,075
                                                                   ------------
MEDIA & ENTERTAINMENT--0.7%
  Viacom, Inc. Class B *                                     5,000      292,500
                                                                   ------------
MULTI-INDUSTRY--0.7%
  United Technologies Corp.                                  4,200      290,850
                                                                   ------------
NATURAL GAS--2.2%
  Coastal Corp.                                              6,400      474,400
  El Paso Energy Corp.                                       6,300      388,237
                                                                   ------------
                                                                        862,637
                                                                   ------------
OIL & GAS DRILLING EQUIPMENT--2.5%
  Nabors Industries, Inc. *                                  8,500      445,400
  Santa Fe International Corp.                              11,400      513,712
                                                                   ------------
                                                                        959,112
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES CORE VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

OIL & GAS--MAJOR INTEGRATED--8.5%
  BP Amoco Plc ADR                                          10,000 $    530,000
  Conoco, Inc.                                              21,000      548,625
  Exxon Mobil Corp.                                         13,800    1,229,925
  Texaco, Inc.                                               9,500      498,750
  USX Marathon Group                                        18,100      513,587
                                                                   ------------
                                                                      3,320,887
                                                                   ------------
PERSONAL CARE--1.3%
  Kimberly-Clark Corp.                                       9,000      502,313
                                                                   ------------
PUBLISHING--2.2%
  Gannett Co., Inc.                                          7,300      386,900
  McGraw-Hill Cos., Inc.                                     7,500      476,719
                                                                   ------------
                                                                        863,619
                                                                   ------------
RESTAURANTS--0.9%
  McDonald's Corp.                                          11,800      356,213
                                                                   ------------
RETAIL--FOOD & DRUG--1.5%
  Kroger Co. *                                              26,600      600,162
                                                                   ------------
RETAIL--GENERAL--2.8%
  Federated Department Stores, Inc. *                       19,600      512,050
  Target Corp.                                              22,700      581,687
                                                                   ------------
                                                                      1,093,737
                                                                   ------------
SECURITIES--1.9%
  Morgan Stanley Dean Witter & Co.                           8,000      731,500
                                                                   ------------
TELECOMMUNICATIONS--11.2%
  AT&T Corp.                                                14,700      431,812
  BellSouth Corp.                                           18,100      728,525
  CenturyTel, Inc.                                          15,900      433,275
  Intermedia Communications, Inc. *                          7,600      224,200
  SBC Communications, Inc.                                  19,000      950,000
  Sprint Corp.                                              14,700      430,894
  Verizon Communications                                    14,914      722,397
  WorldCom, Inc. *                                          15,000      455,625
                                                                   ------------
                                                                      4,376,728
                                                                   ------------
UTILITIES--1.5%
  Constellation Energy Group                                11,400      567,150
                                                                   ------------
UTILITIES--ELECTRIC--2.5%
  Unicom Corp.                                              17,200      966,425
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS                                                    37

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES CORE VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

WASTE MANAGEMENT--1.5%
  Waste Management, Inc.                                    33,000 $    575,438
                                                                   ------------
  TOTAL COMMON STOCKS
   (Identified Cost $35,356,047)                                     38,759,864
                                                                   ------------
                                                              FACE
                                                            AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.4% OF NET ASSETS

COMMERCIAL PAPER--1.4%
  Associates Corp. of North America, 6.640%, 10/02/00      $532,647     532,647
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $532,647)                                           532,647
                                                                    ------------
TOTAL INVESTMENTS--100.6%
  (IDENTIFIED COST $35,888,694) @                                    39,292,511
  Liabilities, Less Cash and Other Assets--(0.6%)                      (238,275)
                                                                    ------------
NET ASSETS--100%                                                    $39,054,236
                                                                    ============

+ See Note 1.
* Non-income producing security
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $36,044,030 for federal income tax purposes was as follows:
  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,843,034 and $2,594,553, respectively, resulting in net unrealized appreciation of $3,248,481.
Key to Abbreviations:
ADR: American Depositary Receipt

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                                SHARES       VALUE+
-----------------------------------------------------------------------------------
COMMON STOCKS-89.1% OF NET ASSETS

BRAZIL--11.2%
  Embraer-Empresa Brasileria de Aeronautica SA ADR               4,600 $    142,600
  Embratel Participacoes SA ADR                                  4,000       74,000
  Petroleo Brasileiro SA ADR *                                   2,100       63,131
  Uniao de Bancos Brasileiros SA GDR                             4,100      135,300
                                                                       ------------
                                                                            415,031
                                                                       ------------
CROATIA--3.4%
  Pliva d.d. GDR                                                 4,500       47,925
  Zagrebacka Banka d.d. GDR                                      5,000       77,500
                                                                       ------------
                                                                            125,425
                                                                       ------------
HONG KONG--7.5%
  AsiaInfo Holdings, Inc. *                                      1,500       28,406
  China Telecom (Hong Kong) Ltd. *                               8,000       53,357
  China Unicom Ltd. ADR *                                        3,000       65,438
  China Unicom Ltd. *                                           10,000       22,382
  Pacific Century CyberWorks Ltd. *                             65,000       73,366
  UTStarcom, Inc. *                                              1,750       36,641
                                                                       ------------
                                                                            279,590
                                                                       ------------
INDIA--4.9%
  Aptech Ltd. GDR 144A *                                        11,373       52,884
  ICICI Bank Ltd. ADR *                                         10,000       73,750
  SSI Ltd. GDR 144A *                                           10,000       56,000
                                                                       ------------
                                                                            182,634
                                                                       ------------
ISRAEL--14.9%
  AudioCodes Ltd. *                                              1,100       93,637
  BATM Advanced Communications Ltd. *                           10,000       95,389
  Check Point Software Technologies Ltd. *                       1,000      157,500
  Comverse Technology, Inc. *                                    1,300      140,400
  Gilat Satellite Networks Ltd. *                                  850       65,344
                                                                       ------------
                                                                            552,270
                                                                       ------------
MEXICO--15.8%
  Consorcio Ara SA de CV                                        34,200       55,418
  Corporacion Interamericana de Entretenimiento SA Series B *   27,400      132,763
  Grupo Elektra SA de CV GDR                                     4,200       39,900
  Grupo Financiero Banamex Accival SA de CV Series O *          29,000      132,991
  Grupo Televisa SA ADR *                                        2,000      115,375
  Telefonos de Mexico SA ADR                                     1,300       69,144
  TV Azteca SA de CV ADR                                         3,200       41,200
                                                                       ------------
                                                                            586,791
                                                                       ------------
RUSSIA--5.7%
  Mobile Telesystems ADR *                                       1,600       40,600
  OAO LUKoil ADR                                                 3,000      172,500
                                                                       ------------
                                                                            213,100
                                                                       ------------

LOOMIS SAYLES EQUITY FUNDS                                                    39

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES EMERGING MARKETS FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

SINGAPORE--6.4%
  Chartered Semiconductor Manufacturing Ltd. ADR *           1,600 $     97,100
  Datacraft Asia Ltd.                                       11,440       94,952
  OMNI Industries Ltd.                                      28,000       44,275
                                                                   ------------
                                                                        236,327
                                                                   ------------
SOUTH AFRICA--3.9%
  Dimension Data Holdings Plc *                             15,554      144,228
                                                                   ------------
SOUTH KOREA--6.8%
  Korea Telecom ADR                                          1,500       50,438
  Samsung Electronics                                          460       83,325
  SK Telecom Co. Ltd.                                          480      117,078
                                                                   ------------
                                                                        250,841
                                                                   ------------
TAIWAN--3.4%
  Hon Hai Precision Industry Co. Ltd. GDR 144A               5,200       65,260
  United Microelectronics Corp. ADR *                        5,000       59,375
                                                                   ------------
                                                                        124,635
                                                                   ------------
TURKEY--5.2%
  Dogan Yayin Holdings AS                                6,831,000       78,083
  Haci Omer Sabanci Holding AS                           3,600,000       29,239
  Turkcell Iletisim Hizmetleri AS ADR *                      4,700       51,700
  Vestel Elektronik Sanayi ve Ticaret AS *                 185,000       34,085
                                                                   ------------
                                                                        193,107
                                                                   ------------
  TOTAL COMMON STOCKS
   (Identified Cost $3,337,044)                                       3,303,979
                                                                   ------------
                                                                  FACE
                                                                AMOUNT
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-14.8% OF NET ASSETS

  Repurchase Agreement with State Street Bank and Trust Co., dated 9/29/00 at 5.250% to be repurchased at $547,239
   on 10/02/00 collateralized by $405,000 U.S. Treasury Bond,
   12.000% due 8/15/13 with a value of $558,900               $547,000      547,000
                                                                        ------------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $547,000)                                               547,000
                                                                        ------------
TOTAL INVESTMENTS--103.9%
  (IDENTIFIED COST $3,884,044) @                                          3,850,979
  Liabilities, Less Cash and Other Assets--(3.9%)                          (145,296)
                                                                        ------------
NET ASSETS--100%                                                         $3,705,683
                                                                        ============

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES EMERGING MARKETS FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

+    See Note 1.
*    Non-income producing security
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ At September 30, 2000, the net unrealized depreciation on investments based on cost of $3,884,044 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $421,850 and $454,915, respectively, resulting in net unrealized depreciation of $33,065.
Key to Abbreviations:
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
                TEN LARGEST SECTOR HOLDINGS AT SEPTEMBER 30, 2000
                          AS A PERCENTAGE OF NET ASSETS

               Telecommunications                              16.7%
               Communications Equipment                        11.6%
               Banking & Finance                                7.2%
               Computer Services                                7.2%
               Electronic Components--Semiconductor             6.4%
               Broadcasting                                     6.3%
               Computer Software                                5.8%
               Oil & Gas                                        4.7%
               Aerospace/Defense                                3.8%
               Entertainment                                    3.6%

                 See accompanying notes to financial statements.
LOOMIS SAYLES EQUITY FUNDS                                                    41

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-98.4% OF NET ASSETS

BROADCASTING--1.3%
  Gemstar-TV Guide International, Inc. *                     2,000 $    174,375
                                                                   ------------
BUSINESS SERVICES--5.6%
  Ariba, Inc. *                                              1,100      157,592
  Art Technology Group, Inc. *                               1,400      132,650
  Celestica, Inc. *                                          1,900      130,654
  Commerce One, Inc. *                                       1,700      133,450
  Critical Path, Inc. *                                      2,000      121,500
  HomeStore.com, Inc. *                                      1,500       70,125
                                                                   ------------
                                                                        745,971
                                                                   ------------
CHEMICALS--SPECIALTY--0.6%
  Symyx Technologies, Inc. *                                 1,750       75,906
                                                                   ------------
COMMERCIAL SERVICES--0.5%
  Toyo Information Systems Co. Ltd.                          1,000       64,908
                                                                   ------------
COMMUNICATIONS EQUIPMENT--20.7%
  ADVA AG Optical Networking                                 1,000       95,003
  Alcatel *                                                  1,700      108,922
  AudioCodes Ltd. *                                          1,200      102,150
  Avanex Corp. *                                               500       53,844
  Brocade Communications Systems, Inc. *                       900      212,400
  Ciena Corp. *                                              1,400      171,937
  Comverse Technology, Inc. *                                1,800      194,400
  Cosine Communications, Inc. *                                700       38,894
  Extreme Networks, Inc. *                                   2,000      229,000
  Finistar Corp. *                                           2,200      106,425
  GEO Interactive Media Group Plc *                          8,000      146,115
  Inrange Technologies Corp. Class B *                       1,400       74,200
  Juniper Networks, Inc. *                                   1,000      218,937
  New Focus, Inc. *                                            700       55,344
  Newport Corp.                                                500       79,633
  Nortel Networks Corp.                                      1,640       98,304
  ONI Systems Corp. *                                          800       69,050
  Phone.com, Inc. *                                            700       79,538
  QLogic Corp. *                                             1,100       96,800
  Research In Motion Ltd. *                                    700       68,994
  SDL, Inc. *                                                  500      154,656
  Sycamore Networks, Inc. *                                  1,200      129,600
  Telefonaktiebolaget LM Ericsson AB                         6,800      103,609
  UTStarcom, Inc. *                                          3,750       78,516
                                                                   ------------
                                                                      2,766,271
                                                                   ------------
COMPUTER HARDWARE--5.6%
  EMC Corp. *                                                2,400      237,900
  Network Appliance, Inc. *                                  1,200      152,850

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

COMPUTER HARDWARE--CONTINUED
  Psion Plc                                                 16,500 $    180,574
  Sun Microsystems, Inc. *                                   1,500      175,125
                                                                   ------------
                                                                        746,449
                                                                   ------------
COMPUTER SERVICES--3.5%
  Datacraft Asia Ltd.                                       15,040      124,832
  Enea Data AB                                              19,650      113,424
  Fujitsu Support and Service, Inc.                            500       59,762
  Logica Plc                                                 5,400      177,690
                                                                   ------------
                                                                        475,708
                                                                   ------------
COMPUTER SOFTWARE--17.4%
  BEA Systems, Inc. *                                        2,500      194,687
  CacheFlow, Inc. *                                            700      100,100
  Capcom Co. Ltd.                                            3,500      135,982
  Check Point Software Technologies Ltd. *                   1,600      252,000
  Cresco Ltd.                                                1,600      109,787
  i2 Technologies, Inc. *                                    1,000      187,062
  KONAMI Co. Ltd.                                            1,400      115,796
  Macrovision Corp. *                                        2,000      162,000
  Mercury Interactive Corp. *                                1,100      172,425
  Micromuse, Inc. *                                            400       80,375
  Oracle Corp. *                                             1,700      133,875
  Packeteer, Inc. *                                          1,400       53,113
  Siebel Systems, Inc. *                                     1,200      133,575
  Softbank Corp.                                             1,000       93,653
  TIBCO Software, Inc. *                                     1,300      109,769
  VeriSign, Inc. *                                             700      141,794
  Veritas Software Co. *                                     1,100      156,200
                                                                   ------------
                                                                      2,332,193
                                                                   ------------
ELECTRICAL EQUIPMENT--1.0%
  Sanyo Electric Co. Ltd.                                   16,000      140,943
                                                                   ------------
ELECTRONIC COMPONENTS--9.7%
  Anritsu Corp.                                              6,000      166,906
  C-MAC Industries, Inc. *                                   2,500      143,750
  CMK Corp.                                                  6,000      120,172
  Flextronics International Ltd. *                           2,100      172,463
  Koninklijke (Royal) Philips Electronics NV                 2,300       99,131
  Maruwa Co. Ltd.                                            3,600      130,187
  NEC                                                        5,000      113,821
  Stuart Energy Systems Corp. *                             10,000      172,494
  Valence Technology, Inc. *                                 3,600       62,100
  Venture Manufacturing (Singapore) Ltd.                    12,000      115,919
                                                                   ------------
                                                                      1,296,943
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS                                                    43

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

ELECTRONIC COMPONENTS--SEMICONDUCTORS--19.6%
  Analog Devices, Inc. *                                       800 $     66,050
  Applied Micro Circuits Corp. *                               700      144,944
  ARC International Plc *                                   22,000      133,234
  ARM Holdings Plc *                                         9,000      100,092
  ASM Lithography Holding NV *                               4,380      141,529
  Bookham Technology Plc ADR *                               3,000      128,625
  Broadcom Corp. Class A *                                     700      170,625
  Chartered Semiconductor Manufacturing Ltd. ADR *           2,700      163,856
  Cree Research, Inc. *                                        700       81,375
  DSP Group, Inc. *                                          2,000       74,750
  GlobeSpan, Inc. *                                          1,100      134,200
  Kopin Corp. *                                                400        7,200
  Marvell Technology Group Ltd. *                              850       65,556
  NVIDIA Corp. *                                             2,000      163,750
  Parthus Technologies Plc *                                28,700      114,600
  PMC Sierra, Inc. *                                         1,000      215,250
  Rohm Co. Ltd.                                                500      137,281
  Samsung Electronics                                          800      144,913
  STMicroelectronics NV                                      1,600       76,200
  United Microelectronics Corp. ADR *                        8,800      104,500
  Veeco Instruments, Inc. *                                    750       79,699
  Xilinx, Inc. *                                             2,000      171,250
                                                                   ------------
                                                                      2,619,479
                                                                   ------------
ELECTRONIC MEASURING INSTRUMENTS--1.1%
  Orbotech Ltd. *                                            2,700      147,656
                                                                   ------------
HEALTHCARE--BIOTECHNOLOGY--4.2%
  Abgenix, Inc. *                                              800       64,650
  Celltech Group Plc *                                       3,600       71,821
  Human Genome Sciences, Inc. *                                400       69,250
  Lexicon Genetics, Inc. *                                   1,500       47,438
  MedImmune, Inc. *                                          1,400      108,150
  Millennium Pharmaceuticals, Inc. *                           500       73,031
  PyroSequencing AB *                                        8,300      124,306
                                                                   ------------
                                                                        558,646
                                                                   ------------
HEALTHCARE--DRUGS--2.1%
  Biovail Corp. *                                            1,700      138,444
  Serono SA, Series B *                                        115      140,613
                                                                   ------------
                                                                        279,057
                                                                   ------------
HEALTHCARE--MEDICAL TECHNOLOGY--1.3%
  Illumina, Inc. *                                           1,400       63,525
  MiniMed, Inc. *                                            1,200      107,250
                                                                   ------------
                                                                        170,775
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

TELECOMMUNICATIONS--4.2%

  Metromedia Fiber Network, Inc. Class A *                   3,000 $     72,938
  Nokia Oyj                                                  1,920       77,917
  Pacific Century CyberWorks Ltd. *                         92,000      103,841
  SK Telecom Co. Ltd.                                          530      129,274
  Spirent Plc                                               17,500      173,401
                                                                   ------------
                                                                        557,371
                                                                   ------------
  TOTAL COMMON STOCKS
   (Identified Cost $11,921,076)                                     13,152,651
                                                                   ------------
                                                                  FACE
                                                                AMOUNT
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-4.1% OF NET ASSETS
Repurchase Agreement with State Street Bank and Trust Co.,
   dated 9/29/00 at 5.250% to be repurchased at $545,238 on
   10/02/00 collateralized by $405,000 U.S. Treasury Bond
   12.000% due 8/15/13 with a value of $558,900                $545,000     545,000
                                                                        ------------

  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $545,000)                                               545,000
                                                                        ------------
TOTAL INVESTMENTS--102.5%
  (IDENTIFIED COST $12,466,076 @                                         13,697,651
  Liabilities, Less Cash and Other Assets--(2.5%)                          (335,345)
                                                                        ------------
NET ASSETS--100%                                                        $13,362,306
                                                                        ============

+ See Note 1.
* Non-income producing security
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $12,508,714 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,043,183 and $854,246, respectively, resulting in net unrealized appreciation of $1,188,937.
Key to Abbreviations:
ADR: American Depositary Receipt
               TEN LARGEST COUNTRY HOLDINGS AT SEPTEMBER 30, 2000
                          AS A PERCENTAGE OF NET ASSETS

               United States                                   52.0%
               Japan                                           10.4%
               Canada                                           7.2%
               Israel                                           6.3%
               United Kingdom                                   6.3%
               Singapore                                        3.0%
               Sweden                                           2.6%
               South Korea                                      2.0%
               Netherlands                                      1.8%
               France                                           1.4%

                See accompanying notes to financial statements.
LOOMIS SAYLES EQUITY FUNDS                                                    45

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES GROWTH FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES      VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-97.0% OF NET ASSETS

ADVERTISING--0.9%
  Omnicom Group, Inc.                                        5,500    $ 401,156
                                                                      ---------
BANKS/SAVINGS & LOANS--5.1%
  Capital One Financial Corp.                               19,100    1,338,194
  Northern Trust Corp.                                      11,600    1,030,950
                                                                      ---------
                                                                      2,369,144
                                                                      ---------
BROADCASTING--0.9%
  Clear Channel Communications, Inc. *                       7,800      440,700
                                                                      ---------
BUSINESS SERVICES--1.6%
  Ariba, Inc. *                                              5,200      744,981
                                                                      ---------
COMMUNICATIONS EQUIPMENT--18.7%
  Brocade Communications Systems, Inc. *                     5,200    1,227,200
  Ciena Corp. *                                              7,600      933,375
  Cisco Systems, Inc. *                                     31,400    1,734,850
  Corning, Inc.                                              5,100    1,514,700
  JDS Uniphase Corp. *                                       8,600      814,313
  Juniper Networks, Inc. *                                   4,400      963,325
  Nortel Networks Corp.                                     13,800      821,962
  SDL, Inc. *                                                2,100      649,556
                                                                      ---------
                                                                      8,659,281
                                                                      ---------
COMPUTER HARDWARE--7.2%
  EMC Corp. *                                               19,900    1,972,587
  Sun Microsystems, Inc. *                                  11,800    1,377,650
                                                                      ---------
                                                                      3,350,237
                                                                      ---------
COMPUTER SERVICES--1.2%
  America Online, Inc. *                                    10,100      542,875
                                                                      ---------
COMPUTER SOFTWARE--7.4%
  i2 Technologies, Inc. *                                    3,100      579,894
  Siebel Systems, Inc. *                                    15,900    1,769,868
  Veritas Software Co. *                                     7,500    1,065,000
                                                                      ---------
                                                                      3,414,762
                                                                      ---------
DIVERSIFIED OPERATIONS--4.2%
  General Electric Co.                                      33,800    1,949,838
                                                                      ---------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--9.4%
  Analog Devices, Inc. *                                     9,200      759,575
  Applied Micro Circuits Corp. *                             4,700      973,194
  Broadcom Corp. Class A *                                   3,100      755,625
  GlobeSpan, Inc. *                                          5,500      671,000
  Intel Corp.                                                6,900      286,781
  PMC Sierra, Inc. *                                         4,300      925,575
                                                                      ---------
                                                                      4,371,750
                                                                      ---------

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES GROWTH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES      VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

ENTERTAINMENT--1.2%
  Walt Disney Co.                                           15,200    $ 581,400
                                                                      ---------
FINANCIAL SERVICES--9.5%
  Charles Schwab Corp.                                      22,150      786,325
  Citigroup, Inc.                                           29,300    1,584,031
  Concord EFS, Inc. *                                       13,900      493,667
  Merrill Lynch & Co., Inc.                                  9,900      653,400
  State Street Corp.                                         4,000      520,000
  Stilwell Financial, Inc. *                                 8,300      361,050
                                                                      ---------
                                                                      4,398,473
                                                                      ---------
FOOD & BEVERAGE--2.3%
  PepsiCo, Inc.                                             23,500    1,081,000
                                                                      ---------
HEALTHCARE--BIOTECHNOLOGY--2.6%
  Genentech, Inc. *                                          6,500    1,206,969
                                                                      ---------
HEALTHCARE--DRUGS--7.0%
  Pfizer, Inc.                                              35,200    1,581,800
  Pharmacia Corp.                                           27,400    1,649,138
                                                                      ---------
                                                                      3,230,938
                                                                      ---------
HEALTHCARE--MEDICAL TECHNOLOGY--1.7%
  Medtronic, Inc.                                           15,300      792,731
                                                                      ---------
INSURANCE--1.1%
  Marsh & McLennan Cos., Inc.                                3,800      504,450
                                                                      ---------
MEDIA & ENTERTAINMENT--3.3%
  Viacom, Inc. Class B *                                    25,923    1,516,496
                                                                      ---------
OIL & GAS DRILLING EQUIPMENT--2.6%
  R & B Falcon Corp. *                                      26,400      735,900
  Schlumberger Ltd.                                          5,500      452,719
                                                                      ---------
                                                                      1,188,619
                                                                      ---------
RETAIL--GENERAL--1.9%
  Walgreen Co.                                              23,300      883,944
                                                                      ---------
SECURITIES--2.7%
  Lehman Brothers Holdings, Inc.                             8,400    1,241,100
                                                                      ---------
TELECOMMUNICATIONS--2.2%
  Nextel Communications, Inc. Class A *                      7,500      350,625
  Qwest Communications International, Inc. *                14,254      685,083
                                                                      ---------
                                                                      1,035,708
                                                                      ---------
UTILITIES--2.3%
  Enron Corp.                                               12,200    1,069,025
                                                                      ---------

LOOMIS SAYLES EQUITY FUNDS                                                    47

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES GROWTH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

 TOTAL COMMON STOCKS
   (Identified Cost $38,642,234)                                     $44,975,577
                                                                     -----------
WARRANTS--0.0% OF NET ASSETS

COMPUTER SOFTWARE--0.0%
  Per-Se Technologies, Inc., expiring 7/08/03 *                203             0
                                                                     -----------
  TOTAL WARRANTS
   (Identified Cost $0)                                                        0
                                                                     -----------
                                                               FACE
                                                              AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--1.5% OF NET ASSETS

Repurchase Agreement with State Street Bank and Trust
  Co., dated 9/29/00 at 5.250% to be repurchased at
  $669,293 on 10/02/00 collateralized by $495,000
  U.S. Treasury Bond, 12.000% due 8/15/13 with a
  value of $683,100                                         $669,000     669,000
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $669,000)                                            669,000
                                                                     -----------
TOTAL INVESTMENTS--98.5%
  (IDENTIFIED COST $39,311,234) @                                     45,644,577
  Cash and Other Assets, Less Liabilities--1.5%                          711,791
                                                                     -----------
NET ASSETS--100%                                                     $46,356,368
                                                                     ===========

+ See Note 1.
* Non-income producing security
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $39,360,300 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,108,924 and 824,647,respectively, resulting in net unrealized appreciation of $6,284,277.
                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                             SHARES     VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-92.3% OF NET ASSETS

AUSTRALIA--1.2%
  News Corporation Ltd. ADR                                 18,900   $1,059,581
  News Corporation Ltd.                                     25,000      352,138
                                                                     -----------
                                                                      1,411,719
                                                                     -----------
BRAZIL--2.5%
  Petroleo Brasileiro SA ADR *                              34,700    1,043,169
  Tele Norte Leste Participacoes SA ADR                     36,800      841,800
  Uniao de Bancos Brasileiros SA GDR                        30,500    1,006,500
                                                                     -----------
                                                                      2,891,469
                                                                     -----------
CANADA--9.1%
  Anderson Exploration Ltd. *                               71,700    1,565,004
  Bombardier Capital Ltd.                                   80,400    1,386,851
  Nortel Networks Corp.                                     23,700    1,420,616
  Petro-Canada                                              62,700    1,393,518
  PMC Sierra, Inc. *                                         2,900      624,225
  Precision Drilling Corp. *                                40,100    1,432,618
  Royal Bank of Canada                                      44,400    1,316,712
  The Thomson Corp.                                         29,900    1,180,289
                                                                     -----------
                                                                     10,319,833
                                                                     -----------
DENMARK--3.1%
  GN Store Nord                                              4,800      681,996
  Novo Nordisk A/S, Series B                                 5,800    1,287,622
  Vestas Wind Systems A/S                                   29,800    1,524,260
                                                                     -----------
                                                                      3,493,878
                                                                     -----------
FINLAND--2.7%
  Comptel Oyj                                               35,000      541,915
  Elisa Communications Oyj                                  30,916    1,106,268
  Nokia Oyj                                                 34,840    1,413,870
                                                                     -----------
                                                                      3,062,053
                                                                     -----------
FRANCE--9.1%
  Alcatel *                                                 15,300      980,299
  Aventis SA                                                16,700    1,254,483
  AXA Financial, Inc.                                        4,400      575,498
  Coflexip SA                                               12,400    1,561,586
  Groupe Danone                                              8,600    1,182,599
  Sanofi-Synthelabo SA                                      30,000    1,614,611
  Societe Television Francaise 1                            18,000    1,033,987
  STMicroelectronics NV                                     10,700      509,587
  Total Fina SA Class B                                     10,950    1,604,457
                                                                     -----------
                                                                     10,317,107
                                                                     -----------
GERMANY--3.1%
  ADVA AG Optical Networking                                10,264      975,112
  D. Logistics AG *                                          6,935      465,789

LOOMIS SAYLES EQUITY FUNDS                                                    49

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES    VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

GERMANY--CONTINUED
  Deutsche Bank AG                                          13,300  $ 1,101,338
  Siemens AG                                                 4,100      529,012
  Thiel Logistik AG *                                        3,400      501,793
                                                                    ------------
                                                                      3,573,044
                                                                    ------------
HONG KONG--1.5%
  Amoy Properties Ltd.                                     911,500      882,681
  China Telecom (Hong Kong) Ltd. *                         125,000      833,708
                                                                    ------------
                                                                      1,716,389
                                                                    ------------
IRELAND--2.4%
  Allied Irish Banks                                       123,300    1,346,824
  Elan Corp. Plc ADR *                                      24,900    1,363,275
                                                                    ------------
                                                                      2,710,099
                                                                    ------------
ISRAEL--1.9%
  Check Point Software Technologies Ltd. *                   6,400    1,008,000
  Comverse Technology, Inc. *                               10,200    1,101,600
                                                                    ------------
                                                                      2,109,600
                                                                    ------------
ITALY--4.8%
  Unicredito Italiano Spa                                  239,200    1,249,332
  Mediaset Spa                                              65,500      977,109
  Riunione Adriatica di Sicurta Spa                        103,200    1,358,924
  Saipem Spa                                               125,900      700,964
  San Paolo - IMI                                           72,700    1,183,460
                                                                    ------------
                                                                      5,469,789
                                                                    ------------
JAPAN--16.5%
  Anritsu Corp.                                             48,000    1,335,250
  Credit Saison Co. Ltd.                                    45,200      984,932
  Daiwa Securities Group, Inc.                              83,000      975,112
  Fuji Television Network, Inc.                                 57      739,951
  Fujitsu Support and Service, Inc.                          4,200      501,998
  Furukawa Electric Co. Ltd.                                28,300      783,305
  Komatsu                                                  162,000      986,916
  Kyocera Corp.                                              5,550      849,135
  Meitec Corp.                                              23,600    1,094,163
  Mitsui Fudosan Co. Ltd.                                   61,000      765,858
  Murata Manufacturing Co. Ltd.                              5,900      815,151
  NEC                                                       41,000      933,330
  Nippon Yusen Kabushiki Kaisha                            122,000      619,927
  Nitto Denko Corp.                                         20,800      781,121
  NTT Mobile Communications                                     40    1,149,798
  Pioneer Corp.                                             30,000    1,223,979
  Rohm Co. Ltd.                                              4,100    1,125,699
  SMC Corp.                                                  5,000      841,486
  Sony Corp.                                                 6,600      670,740

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

JAPAN--CONTINUED
  Toyo Information Systems Co. Ltd.                          9,000  $   584,172
  Yamada Denki Co.                                           8,800      894,321
                                                                    ------------
                                                                     18,656,344
                                                                    ------------
MEXICO--2.1%
  Grupo Televisa SA ADR *                                   19,500    1,124,906
  Telefonos de Mexico SA ADR                                24,600    1,308,413
                                                                    ------------
                                                                      2,433,319
                                                                    ------------
NETHERLANDS--4.1%
  ABN AMRO Holdings NV                                      30,200      704,596
  ASM Lithography Holding NV *                              32,070    1,036,262
  Koninklijke (Royal) Philips Electronics NV                29,585    1,275,128
  Royal Dutch Petroleum Co.                                 27,200    1,646,362
                                                                    ------------
                                                                      4,662,348
                                                                    ------------
RUSSIA--1.1%
  OAO LUKoil ADR                                            21,500    1,236,250
                                                                    ------------
SINGAPORE--2.6%
  Chartered Semiconductor Manufacturing Ltd. ADR *          14,000      849,625
  City Developments                                        190,000      928,614
  Datacraft Asia Ltd.                                      144,100    1,196,030
                                                                    ------------
                                                                      2,974,269
                                                                    ------------
SOUTH AFRICA--1.1%
  Dimension Data Holdings Plc *                            137,000    1,270,361
                                                                    ------------
SOUTH KOREA--0.9%
  Samsung Electronics                                        5,491      994,648
                                                                    ------------
SPAIN--3.2%
  Banco Bilbao Vizcaya Argentaria SA                        77,300    1,169,533
  Banco Santander Central Hispano SA                       107,600    1,182,938
  Telefonica SA *                                           62,600    1,241,996
                                                                    ------------
                                                                      3,594,467
                                                                    ------------
SWEDEN--2.4%
  Enea Data AB                                              92,800      535,663
  Nordic Baltic Holding (NBH) AB                           167,000    1,198,440
  Telefonaktiebolaget LM Ericsson AB                        62,200      947,717
                                                                    ------------
                                                                      2,681,820
                                                                    ------------
SWITZERLAND--4.9%
  Credit Suisse Group                                        5,280      988,288
  Nestle SA                                                    580    1,209,979
  Serono SA, Series B *                                        990    1,210,500
  Swiss RC                                                     560    1,070,901
  UBS AG                                                     7,900    1,052,937
                                                                    ------------
                                                                      5,532,605
                                                                    ------------

LOOMIS SAYLES EQUITY FUNDS                                                    51

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

TAIWAN--0.7%
  United Microelectronics Corp. ADR *                       70,000  $   831,250
                                                                    ------------
TURKEY--0.4%
  Turkcell Iletisim Hizmetleri AS ADR *                     38,900      427,900
                                                                    ------------
UNITED KINGDOM--10.9%
  Amvescap Plc                                              58,900    1,275,250
  ARM Holdings Plc *                                        54,000      600,552
  Celltech Group Plc *                                      64,700    1,290,789
  Enterprise Oil Plc                                       181,000    1,481,614
  HSBC Holdings Plc                                         83,200    1,168,524
  Logica Plc                                                58,300    1,918,393
  Royal Bank of Scotland Group Plc                          80,500    1,700,055
  Shire Pharmaceutical Group Plc *                          60,200    1,038,978
  Spirent Plc                                              186,000    1,843,006
                                                                    ------------
                                                                     12,317,161
                                                                    ------------
  TOTAL COMMON STOCKS
   (Identified Cost $98,771,087)                                    104,687,722
                                                                    ------------
PREFERRED STOCKS-1.0% OF NET ASSETS

GERMANY--1.0%
  Marschollek, Lautenschlaeger und Partner AG,               7,600    1,141,805
                                                                    ------------
  TOTAL PREFERRED STOCKS
   (Identified Cost $1,072,182)                                       1,141,805
                                                                    ------------
                                                                FACE
                                                              AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-6.2% OF NET ASSETS

 Repurchase Agreement with State Street Bank and Trust
   Co., dated 9/29/00 at 5.250% to be repurchased at
   $7,012,066 on 10/02/00 collateralized by $7,895,000
   U.S. Treasury Bond, 5.250% due 2/15/29 with a value
   of $7,151,252                                           $7,009,000     7,009,000
                                                                       ------------
 TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $7,009,000)                                           7,009,000
                                                                       ------------
TOTAL INVESTMENTS--99.5%
  (IDENTIFIED COST $106,852,269) @                                      112,838,527
  Cash and Other Assets, Less Liabilities--0.5%                             541,192
                                                                       ------------
NET ASSETS--100%                                                       $113,379,719
                                                                       ============

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

--------------------------------------------------------------------------------

+ See Note 1.
* Non-income producing security
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $107,095,886 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,891,133 and $5,148,492, respectively, resulting in net unrealized appreciation of $5,742,641.
Key to Abbreviations:
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
                TEN LARGEST SECTOR HOLDINGS AT SEPTEMBER 30, 2000
                          AS A PERCENTAGE OF NET ASSETS

                 Telecommunications                              9.6%
                 Electronic Components                           8.3%
                 Banking & Finance                               7.6%
                 Financial Services                              6.4%
                 Electronic Components--Semiconductor            5.8%
                 Computer Services                               5.7%
                 Healthcare - Drugs                              5.6%
                 Oil & Gas Exploration                           5.5%
                 Oil & Gas                                       5.2%
                 Communications Equipment                        4.8%

                 See accompanying notes to financial statements.
LOOMIS SAYLES EQUITY FUNDS                                                    53

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES MID-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-95.6% OF NET ASSETS

AEROSPACE/DEFENSE--1.9%
  General Dynamics Corp.                                     1,500  $    94,219
                                                                    ------------
AIRLINES--1.3%
  AMR Corp. *                                                2,000       65,375
                                                                    ------------
AUTO & RELATED--0.8%
  Visteon Corp.                                              2,800       42,350
                                                                    ------------
BANKS/SAVINGS & LOANS--6.8%
  Comerica, Inc.                                             1,300       75,969
  Golden West Financial Corp.                                1,600       85,800
  PNC Financial Services Group.                              1,500       97,500
  Wilmington Trust Corp.                                     1,500       80,437
                                                                    ------------
                                                                        339,706
                                                                    ------------
CHEMICALS--MAJOR--2.7%
  Praxair, Inc.                                              2,000       74,750
  Rohm & Haas Co.                                            2,100       61,031
                                                                    ------------
                                                                        135,781
                                                                    ------------
CHEMICALS--SPECIALTY--0.7%
  Engelhard Corp.                                            2,300       37,375
                                                                    ------------
COMMERCIAL SERVICES--2.5%
  Convergys Corp. *                                          1,900       73,863
  Harte-Hanks, Inc.                                          2,000       54,500
                                                                    ------------
                                                                        128,363
                                                                    ------------
COMMUNICATIONS EQUIPMENT--3.6%
  ADC Telecommunications, Inc. *                             2,000       53,781
  Amphenol Corp. Class A *                                     900       51,244
  Comverse Technology, Inc. *                                  700       75,600
                                                                    ------------
                                                                        180,625
                                                                    ------------
COMPUTER HARDWARE--1.2%
  Apple Computer, Inc. *                                     1,400       36,050
  Lexmark International Group, Inc. Class A *                  600       22,500
                                                                    ------------
                                                                         58,550
                                                                    ------------
COMPUTER SERVICES--2.4%
  Ceridian Corp. *                                           1,800       50,513
  NCR Corp. *                                                1,800       68,062
                                                                    ------------
                                                                        118,575
                                                                    ------------
COMPUTER SOFTWARE--4.5%
  Cadence Design Systems, Inc. *                             3,700       95,044
  Cognos, Inc. *                                             1,600       65,200
  Computer Sciences Corp. *                                    900       66,825
                                                                    ------------
                                                                        227,069
                                                                    ------------

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES MID-CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

ELECTRONIC COMPONENTS--1.5%
  Micron Technology, Inc. *                                    500  $    23,000
  Viasystems Group, Inc. *                                   3,100       52,700
                                                                    ------------
                                                                         75,700
                                                                    ------------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--2.6%
  Cypress Semiconductor Corp. *                                900       37,406
  Fairchild Semiconductor International Class A *            1,800       50,625
  National Semiconductor Corp. *                             1,100       44,275
                                                                    ------------
                                                                        132,306
                                                                    ------------
FINANCIAL SERVICES--3.4%
  Concord EFS, Inc. *                                        2,100       74,583
  Old Kent Financial Corp.                                   1,000       28,937
  PMI Group, Inc.                                            1,000       67,750
                                                                    ------------
                                                                        171,270
                                                                    ------------
FOOD--PACKAGED & MISCELLANEOUS--1.7%
  Sara Lee Corp.                                             4,100       83,281
                                                                    ------------
FREIGHT TRANSPORTATION--2.5%
  GATX Corp.                                                 2,200       92,125
  USFreightways Corp.                                        1,500       34,031
                                                                    ------------
                                                                        126,156
                                                                    ------------
HEALTHCARE--DRUGS--3.4%
  Biovail Corp. *                                            1,100       89,581
  Mylan Laboratories, Inc.                                   3,100       83,506
                                                                    ------------
                                                                        173,087
                                                                    ------------
HEALTHCARE--MEDICAL TECHNOLOGY--1.5%
  Sybron International Corp. *                               3,100       74,400
                                                                    ------------
HEALTHCARE--PRODUCTS--3.6%
  Baxter International, Inc.                                   600       47,887
  Biomet, Inc.                                               2,300       80,500
  Waters Corp. *                                               600       53,400
                                                                    ------------
                                                                        181,787
                                                                    ------------
HEALTHCARE--SERVICES--2.7%
  Universal Health Services, Inc. Class B *                    800       68,500
  Wellpoint Health Networks, Inc. Class A *                    700       67,200
                                                                    ------------
                                                                        135,700
                                                                    ------------
INSURANCE--5.1%
  Arthur J. Gallagher & Co.                                  1,700      100,512
  John Hancock Financial Services, Inc. *                    2,700       72,563
  St. Paul Cos., Inc.                                        1,700       83,831
                                                                    ------------
                                                                        256,906
                                                                    ------------

LOOMIS SAYLES EQUITY FUNDS                                                    55

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES MID-CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

MACHINERY--3.0%
  Advanced Energy Industries, Inc. *                           900  $    29,700
  Avery Dennison Corp.                                       1,500       69,563
  Ingersoll-Rand Co.                                         1,600       54,200
                                                                    ------------
                                                                        153,463
                                                                    ------------
MANUFACTURING--1.7%
  Eaton Corp.                                                  400       24,650
  Parker-Hannifin Corp.                                      1,800       60,750
                                                                    ------------
                                                                         85,400
                                                                    ------------
MEDIA & ENTERTAINMENT--1.7%
  The E.W. Scripps Co. Class A                               1,600       86,400
                                                                    ------------
NATURAL GAS--1.8%
  Dynegy, Inc. Class A                                       1,600       91,200
                                                                    ------------
OIL & GAS DRILLING EQUIPMENT--2.0%
  ENSCO International, Inc.                                    900       34,425
  Patterson Energy, Inc. *                                   2,000       68,750
                                                                    ------------
                                                                        103,175
                                                                    ------------
OIL & GAS EXPLORATION--3.8%
  Apache Corp.                                               1,100       65,037
  Burlington Resources, Inc.                                 1,600       58,900
  Kerr-McGee Corp.                                           1,000       66,250
                                                                    ------------
                                                                        190,187
                                                                    ------------
OIL & GAS--MAJOR INTEGRATED--1.1%
  USX Marathon Group                                         1,900       53,913
                                                                    ------------
PACKAGING--1.3%
  Sealed Air Corp. *                                         1,400       63,350
                                                                    ------------
PUBLISHING--1.0%
  The New York Times Co. Class A                             1,300       51,106
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--4.0%
  Equity Office Properties Trust                             2,500       77,656
  Reckson Associates Realty Corp.                            2,600       66,300
  Spieker Properties, Inc.                                   1,000       57,563
                                                                    ------------
                                                                        201,519
                                                                    ------------
RESTAURANTS--1.3%
  Wendy's International, Inc.                                3,200       64,200
                                                                    ------------
RETAIL--FOOD & DRUG--1.3%
         CVS Corp.                                           1,400       64,838
                                                                    ------------

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES MID-CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

RETAIL--GENERAL--2.9%
  Fortune Brands, Inc.                                       2,700     $ 71,550
  TJX Companies, Inc.                                        3,300       74,250
                                                                    ------------
                                                                        145,800
                                                                    ------------
SECURITIES--1.5%
  Lehman Brothers Holdings, Inc.                               500       73,875
                                                                    ------------
TELECOMMUNICATIONS--2.0%
  BroadWing, Inc. *                                          1,500       38,344
  CenturyTel, Inc.                                           2,300       62,675
                                                                    ------------
                                                                        101,019
                                                                    ------------
TEXTILE & APPAREL--1.2%
  V.F. Corp.                                                 2,400       59,250
                                                                    ------------
UTILITIES--7.0%
  Alliant Energy Corp.                                       2,600       76,375
  DQE, Inc.                                                  1,800       72,225
  FPL Group, Inc.                                            1,700      111,775
  Southern Co.                                               2,800       90,825
                                                                    ------------
                                                                        351,200
                                                                    ------------
WASTE MANAGEMENT--0.6%
  Republic Services, Inc. Class A *                          2,500       32,813
                                                                    ------------
  TOTAL COMMON STOCKS
   (Identified Cost $4,307,985)                                       4,811,289
                                                                    ------------
                                                                FACE
                                                              AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-5.0% OF NET ASSETS

 Repurchase Agreement with State Street Bank and Trust
   Co., dated 9/29/00 at 5.250% to be repurchased at
   $249,109 on 10/02/00 collateralized by $240,000
   U.S. Treasury Note, 7.000% due 7/15/06 with a
   value of $255,882                                        $249,000    249,000
                                                                     -----------
 TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $249,000)                                           249,000
                                                                     -----------
TOTAL INVESTMENTS--100.6%
  (IDENTIFIED COST $4,556,985) @                                      5,060,289
  Liabilities, Less Cash and Other Assets--(0.6%)                       (29,507)
                                                                     -----------
NET ASSETS--100%                                                     $5,030,782
                                                                     ===========

LOOMIS SAYLES EQUITY FUNDS                                                    57

SAYLES EQUITY FUNDS
LOOMIS SAYLES MID-CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

--------------------------------------------------------------------------------

+ See Note 1.
* Non-income producing security
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $4,608,220 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $757,665 and $305,596, respectively, resulting in net unrealized appreciation of $452,069.

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES RESEARCH FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-100.2% OF NET ASSETS

AIRLINES--0.6%

  Southwest Airlines Co.                                       850   $   20,613
                                                                     ----------
BANKS/SAVINGS & LOANS--3.6%
  PNC Financial Services Group.                                950       61,750
  The Bank of New York Co., Inc.                             1,150       64,472
                                                                     ----------
                                                                        126,222
                                                                     ----------

BEVERAGES--2.1%
  Anheuser-Busch Cos., Inc.                                  1,725       72,989
                                                                     ----------

BROADCASTING--0.9%
  Clear Channel Communications, Inc. *                         587       33,166
                                                                     ----------

BUSINESS SERVICES--1.4%
  Ariba, Inc. *                                                350       50,143
                                                                     ----------

CHEMICALS--MAJOR--1.6%
  Praxair, Inc.                                              1,500       56,063
                                                                     ----------

COMMUNICATIONS EQUIPMENT--11.8%
  Brocade Communications Systems, Inc. *                       275       64,900
  Ciena Corp. *                                                375       46,055
  Cisco Systems, Inc. *                                      2,300      127,075
  JDS Uniphase Corp. *                                         600       56,812
  Juniper Networks, Inc. *                                     250       54,734
  Nortel Networks Corp.                                      1,100       65,519
                                                                     ----------
                                                                        415,095
                                                                     ----------

COMPUTER HARDWARE--5.3%
  Dell Computer Corp. *                                      1,500       46,219
  EMC Corp. *                                                1,050      104,081
  Sun Microsystems, Inc. *                                     300       35,025
                                                                     ----------
                                                                        185,325
                                                                     ----------

COMPUTER SOFTWARE--6.6%
  i2 Technologies, Inc. *                                      225       42,089
  Microsoft Corp. *                                            675       40,711
  RealNetworks, Inc. *                                         825       32,794
  Siebel Systems, Inc. *                                       450       50,090
  Veritas Software Co. *                                       300       42,600
  Vignette Corp. *                                             825       24,647
                                                                     ----------
                                                                        232,931
                                                                     ----------

DIVERSIFIED OPERATIONS--4.9%
  General Electric Co.                                       3,000      173,062
                                                                     ----------

ELECTRONIC COMPONENTS--1.1%
  Micron Technology, Inc. *                                    800       36,800
                                                                     ----------

LOOMIS SAYLES EQUITY FUNDS                                                   59

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES RESEARCH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000
                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

ELECTRONIC COMPONENTS--SEMICONDUCTORS--6.0%

  Analog Devices, Inc. *                                       375   $   30,961
  Applied Micro Circuits Corp. *                               275       56,942
  GlobeSpan, Inc. *                                            500       61,000
  PMC Sierra, Inc. *                                           290       62,423
                                                                     ----------
                                                                        211,326
                                                                     ----------

FINANCIAL SERVICES--7.3%
  Citigroup, Inc.                                            2,266      122,506
  Providian Financial Corp.                                    700       88,900
  The Goldman Sachs Group, Inc.                                400       45,575
                                                                     ----------
                                                                        256,981
                                                                     ----------

FOOD & BEVERAGE--1.4%
  PepsiCo, Inc.                                              1,050       48,300
                                                                     ----------

HEALTHCARE--BIOTECHNOLOGY--2.8%
  Genentech, Inc. *                                            375       69,633
  MedImmune, Inc. *                                            350       27,037
                                                                     ----------
                                                                         96,670
                                                                     ----------

HEALTHCARE--DRUGS--6.9%
  Merck & Co., Inc.                                            550       40,940
  Pfizer, Inc.                                               2,350      105,603
  Pharmacia Corp.                                              900       54,169
  Schering-Plough Corp.                                        900       41,850
                                                                     ----------
                                                                        242,562
                                                                     ----------

HEALTHCARE--MEDICAL TECHNOLOGY--0.6%
  Medtronic, Inc.                                              400       20,725
                                                                     ----------

HEALTHCARE--PRODUCTS--0.5%
  Baxter International, Inc.                                   225       17,958
                                                                     ----------

HOTELS--1.4%
  Starwood Hotels & Resorts Worldwide, Inc.                  1,600       50,000
                                                                     ----------

HOME PRODUCTS--1.3%
  Newell Rubbermaid, Inc.                                    2,000       45,625
                                                                     ----------

INSURANCE--2.8%
  John Hancock Financial Services, Inc. *                    1,700       45,687
  Marsh & McLennan Cos., Inc.                                  400       53,100
                                                                     ----------
                                                                         98,787
                                                                     ----------

MANUFACTURING--2.4%
  Minnesota Mining and Manufacturing Co.                       400       36,450
  Tyco International Ltd.                                      900       46,687
                                                                     ----------
                                                                         83,137
                                                                     ----------

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES RESEARCH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

MEDIA & ENTERTAINMENT--3.3%
  Time Warner, Inc.                                            700   $   54,775
  Viacom, Inc. Class B *                                     1,050       61,425
                                                                     ----------
                                                                        116,200
                                                                     ----------

MULTI-INDUSTRY--1.0%
  United Technologies Corp.                                    500       34,625
                                                                     ----------

NATURAL GAS--1.8%
  Coastal Corp.                                                850       63,006
                                                                     ----------

OIL & GAS DRILLING EQUIPMENT--2.4%
  ENSCO International, Inc.                                  1,100       42,075
  Transocean Sedco Forex, Inc.                                 700       41,038
                                                                     ----------
                                                                         83,113
                                                                     ----------

OIL & GAS--MAJOR INTEGRATED--2.9%
  Conoco, Inc. Class B                                       1,250       33,672
  Exxon Mobil Corp.                                            750       66,844
                                                                     ----------
                                                                        100,516
                                                                     ----------

PERSONAL CARE--1.2%
  Kimberly-Clark Corp.                                         775       43,255
                                                                     ----------

PUBLISHING--1.6%
  McGraw-Hill Cos., Inc.                                       900       57,206
                                                                     ----------

RETAIL--GENERAL--1.5%
  Federated Department Stores, Inc. *                        2,000       52,250
                                                                     ----------

RETAIL--SPECIALTY--1.2%
  Lowe's Cos., Inc.                                            925       41,509
                                                                     ----------

SECURITIES--1.4%
  Lehman Brothers Holdings, Inc.                               325       48,019
                                                                     ----------

TELECOMMUNICATIONS--6.1%
  BellSouth Corp.                                            1,200       48,300
  CenturyTel, Inc.                                             800       21,800
  Intermedia Communications, Inc. *                            525       15,488
  Nextel Communications, Inc. Class A *                        450       21,037
  SBC Communications, Inc.                                   1,200       60,000
  Sprint Corp.                                                 925       27,114
  WorldCom, Inc. *                                             650       19,744
                                                                     ----------
                                                                        213,483
                                                                     ----------

TOBACCO--1.4%
  Philip Morris Cos., Inc.                                   1,650       48,572
                                                                     ----------
LOOMIS SAYLES EQUITY FUNDS                                                  61

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES RESEARCH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

UTILITIES--1.1%

  Enron Corp.                                                  450   $   39,431
                                                                     ----------
  TOTAL COMMON STOCKS
   (Identified Cost $3,437,371)                                       3,515,665
                                                                     ----------

TOTAL INVESTMENTS--100.2%
  (IDENTIFIED COST $3,437,371) @                                      3,515,665
  Liabilities, Less Cash and Other Assets--(0.2%)                        (6,157)
                                                                     ----------
NET ASSETS--100%                                                     $3,509,508
                                                                     ==========

+ See Note 1.
* Non-income producing security
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $3,439,688 for federal income tax purposes was as follows:
  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $214,116 and $138,139, respectively, resulting in net unrealized appreciation of $75,977.
                   See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
  COMMON STOCKS-95.6% OF NET ASSETS

AEROSPACE/DEFENSE--0.5%

  Teledyne Technologies, Inc. *                             56,100  $ 1,633,913
                                                                    -----------

BANKS/SAVINGS & LOANS--3.5%
  Bank United Corp.                                         68,350    3,464,491
  Silicon Valley Bancshares *                              142,000    8,269,281
                                                                    -----------
                                                                     11,733,772
                                                                    -----------

BUILDING & CONSTRUCTION--1.4%
  Pulte Corp.                                              141,550    4,671,150
                                                                    -----------

BUSINESS SERVICES--6.5%
  ChoicePoint, Inc. *                                       65,200    2,991,050
  Corporate Executive Board Co. *                          122,800    4,942,700
  Forrester Research, Inc. *                               101,225    6,453,094
  FreeMarkets, Inc. *                                       46,100    2,633,462
  HomeStore.com, Inc. *                                     98,500    4,604,875
                                                                    -----------
                                                                     21,625,181
                                                                    -----------

CHEMICALS--SPECIALTY--1.7%
  Albany Molecular Research, Inc. *                         33,900    1,904,756
  Symyx Technologies, Inc. *                                82,550    3,580,606
                                                                    -----------
                                                                      5,485,362
                                                                    -----------

COMMUNICATIONS EQUIPMENT--8.5%
  Aeroflex, Inc. *                                          70,750    3,440,219
  Anaren Microwave, Inc. *                                  23,700    3,214,312
  Digital Lightwave, Inc. *                                 57,600    4,183,200
  Exfo Electro-Optical Engineering, Inc. *                  46,100    2,008,231
  JNI Corp. *                                               44,300    3,942,700
  Natural MicroSystems Corp. *                              54,400    2,926,550
  Newport Corp.                                             17,950    2,858,818
  Tollgrade Communications, Inc. *                          22,600    3,137,163
  Ulticom, Inc. *                                           50,850    2,396,306
                                                                    -----------
                                                                     28,107,499
                                                                    -----------

COMPUTER HARDWARE--0.7%
  RadiSys Corp. *                                           47,000    2,376,437
                                                                    -----------

COMPUTER SOFTWARE--11.1%
  Aspen Technology, Inc. *                                  76,500    3,452,062
  Macrovision Corp. *                                      102,050    8,266,050
  Manhattan Associates, Inc. *                              86,500    5,298,125
  Manugistics Group, Inc. *                                 42,100    4,131,062
  Mercury Interactive Corp. *                               68,400   10,721,700
  Packeteer, Inc. *                                         65,000    2,465,938
  Resonate, Inc. *                                          65,600    2,591,200
                                                                    -----------
                                                                     36,926,137
                                                                    -----------
LOOMIS SAYLES EQUITY FUNDS                                                 63

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP GROWTH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

EDUCATION--2.4%
  DeVry, Inc. *                                            209,150  $ 7,869,269
                                                                    -----------

ELECTRICAL EQUIPMENT--2.8%
  American Superconductor Corp. *                           76,700    3,770,284
  C&D Technologies, Inc.                                    53,750    3,050,313
  Capstone Turbine Corp. *                                  36,100    2,499,925
                                                                    -----------
                                                                      9,320,522
                                                                    -----------

ELECTRONIC COMPONENTS--3.5%
  Act Manufacturing, Inc. *                                 44,000    2,321,000
  DDi Corp. *                                              103,600    4,584,300
  Plexus Corp. *                                            69,100    4,871,550
                                                                    -----------
                                                                     11,776,850
                                                                    -----------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--15.7%
  Actel Corp. *                                             80,600    2,896,563
  Applied Micro Circuits Corp. *                            24,750    5,124,797
  Cree Research, Inc. *                                     36,500    4,243,125
  Elantec Semiconductor, Inc. *                             48,800    4,861,700
  EMCORE Corp. *                                           103,600    4,307,494
  Exar Corp. *                                              26,900    3,254,900
  Integrated Silicon Solution, Inc. *                        7,700      109,244
  Kopin Corp. *                                             11,000      198,000
  Marvell Technology Group Ltd. *                           38,850    2,996,306
  Oak Technology, Inc. *                                   144,500    3,955,687
  Silicon Image, Inc. *                                     12,600      312,638
  TranSwitch Corp. *                                       191,750   12,224,062
  Veeco Instruments, Inc. *                                 70,400    7,481,100
                                                                    -----------
                                                                     51,965,616
                                                                    -----------

ELECTRONIC MEASURING INSTRUMENTS--1.6%
  Zygo Corp. *                                              60,000    5,220,000
                                                                    -----------

ENTERTAINMENT--0.4%
  Martha Stewart Living Omnimedia, Inc. Class A *          50,550     1,326,938
                                                                    -----------

FINANCIAL SERVICES--5.8%
  AmeriCredit Corp. *                                      183,300    5,281,331
  Digital Insight Corp. *                                   49,500    1,775,813
  Investors Financial Services Corp.                        56,600    3,572,875
  Metris Companies, Inc.                                   218,800    8,642,600
                                                                    -----------
                                                                     19,272,619
                                                                    -----------


LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP GROWTH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

HEALTHCARE--BIOTECHNOLOGY--7.5%
  Abgenix, Inc. *                                           53,700  $ 4,339,631
  Alkermes, Inc. *                                          49,900    1,927,388
  Aurora Biosciences Corp. *                                75,900    5,161,200
  Exelixis, Inc. *                                          78,600    2,466,075
  Myriad Genetics, Inc. *                                   38,400    3,316,800
  Orchid Biosciences *                                      65,200    2,216,800
  Titan Pharmaceuticals, Inc. *                             28,100    1,826,500
  Trimeris, Inc. *                                          51,800    3,622,762
                                                                    -----------
                                                                     24,877,156
                                                                    -----------

HEALTHCARE--DRUGS--2.7%
  Barr Laboratories, Inc. *                                 73,800    4,893,862
  Noven Pharmaceuticals, Inc. *                             96,700    4,133,925
                                                                    -----------
                                                                      9,027,787
                                                                    -----------

HEALTHCARE--MEDICAL TECHNOLOGY--2.0%
  MiniMed, Inc. *                                           61,400    5,487,625
  Novoste Corp. *                                           27,400    1,164,500
                                                                    -----------
                                                                      6,652,125
                                                                    -----------

HEALTHCARE--SERVICES--5.8%
  Laboratory Corp. of America Holdings *                    25,600    3,065,600
  LifePoint Hospitals, Inc. *                              117,750    4,180,125
  Orthodontic Centers of America, Inc. *                   139,900    4,660,419
  Priority Healthcare Corp. Class B *                       94,900    7,236,125
                                                                    -----------
                                                                     19,142,269
                                                                    -----------

OIL & GAS DRILLING EQUIPMENT--5.6%
  Hanover Compressor Co. *                                  92,800    3,056,600
  Marine Drilling Cos., Inc. *                             169,500    4,841,344
  Pride International, Inc. *                              223,700    5,928,050
  UTI Energy Corp. *                                       107,100    4,779,337
                                                                    -----------
                                                                     18,605,331
                                                                    -----------

OIL & GAS EXPLORATION--1.5%
  Barrett Resources Corp. *                                 90,700    3,429,594
  Spinnaker Exploration Co. *                               40,400    1,408,950
                                                                    -----------
                                                                      4,838,544
                                                                    -----------
LOOMIS SAYLES EQUITY FUNDS                                                 65

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP GROWTH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

RETAIL--SPECIALTY--4.4%
  AnnTaylor Stores Corp. *                                  71,900  $  2,763,656
  Men's Wearhouse, Inc. *                                   99,350     2,812,847
  Talbots, Inc.                                             84,000     5,565,000
  The Cheesecake Factory, Inc. *                            80,450     3,479,463
                                                                    ------------
                                                                      14,620,966
                                                                    ------------

  TOTAL COMMON STOCKS
   (Identified Cost $247,199,379)                                    317,075,443
                                                                    ------------

                                                               FACE
                                                             AMOUNT
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-3.0% OF NET ASSETS

  Repurchase Agreement with State Street Bank and
   Trust Co., dated 9/29/00 at 5.250% to be
   repurchased at $9,736,258 on 10/02/00 collateralized
   by $8,760,000 U.S. Treasury Bond, 7.125% due 2/15/23
   with a value of $9,927,217                            $9,732,000    9,732,000
                                                                    ------------

  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $9,732,000)                                        9,732,000
                                                                    ------------

TOTAL INVESTMENTS--98.6%
  (IDENTIFIED COST $256,931,379) @                                   326,807,443
  Cash and Other Assets, Less Liabilities--1.4%                        4,755,553
                                                                    ------------
  NET ASSETS--100%                                                  $331,562,996
                                                                    ============

+ See Note 1.
* Non-income producing security
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $257,908,872 for federal income tax purposes was as follows:
  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $74,896,447 and $5,997,876, respectively, resulting in net unrealized appreciation of $68,898,571.
            See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES    VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-95.7% OF NET ASSETS

AEROSPACE/DEFENSE--2.3%

  Alliant Techsystems, Inc. *                               30,200 $  2,480,175
  Newport News Shipbuilding, Inc.                           76,600    3,322,525
  Teledyne Technologies, Inc. *                             50,600    1,473,725
                                                                   ------------
                                                                      7,276,425
                                                                   ------------

AUTO & RELATED--1.1%
  Oshkosh Truck Corp.                                       89,800    3,479,750
                                                                   ------------

BANKS/SAVINGS & LOANS--5.4%
  Astoria Financial Corp.                                   43,400    1,676,325
  City National Corp.                                       54,100    2,089,613
  Colonial BancGroup, Inc.                                 146,300    1,517,863
  Commerce Bancorp, Inc.                                    36,680    2,134,318
  Commercial Federal Corp.                                 120,750    2,309,344
  First Midwest Bancorp, Inc.                               96,100    2,558,662
  Hudson United Bancorp                                     89,300    2,466,912
  Wilmington Trust Corp.                                    48,100    2,579,362
                                                                   ------------
                                                                     17,332,399
                                                                   ------------

BEVERAGES--0.9%
  Pepsi Bottling Group, Inc.                                93,600    2,813,850
                                                                   ------------

BROADCASTING--1.5%
  A. H. Belo Corp. Series A                                117,700    2,170,094
  Harcourt General, Inc.                                    29,400    1,734,600
  Regent Communications, Inc. *                            156,500      870,531
                                                                   ------------
                                                                      4,775,225
                                                                   ------------

BUSINESS SERVICES--1.1%
  Black Box Corp. *                                         46,800    2,182,050
  Progress Software Corp. *                                 99,300    1,352,962
                                                                   ------------
                                                                      3,535,012
                                                                   ------------

CHEMICALS--0.9%
  Cabot Microelectronics Corp. *                            20,100      964,800
  Dionex Corp. *                                            67,100    1,853,638
                                                                   ------------
                                                                      2,818,438
                                                                   ------------

CHEMICALS--MAJOR--0.6%
  IMC Global, Inc.                                         130,500    1,892,250
                                                                   ------------
LOOMIS SAYLES EQUITY FUNDS                                                  67

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES    VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

CHEMICALS--SPECIALTY--4.4%

  Cambrex Corp.                                             48,400 $  1,790,800
  Cuno, Inc. *                                              85,500    1,902,375
  Cytec Industries, Inc. *                                  51,600    1,725,375
  Ferro Corp.                                               61,300    1,168,531
  Great Lakes Chemical Corp.                                64,200    1,881,862
  Olin Corp.                                                73,500    1,189,781
  OM Group, Inc.                                            14,500      632,563
  Scotts Co. *                                              84,200    2,820,700
  Spartech Corp.                                            52,400      815,475
                                                                   ------------
                                                                     13,927,462
                                                                   ------------

COMMERCIAL SERVICES--5.2%
  ACNielson Corp. *                                        112,800    2,686,050
  ADVO, Inc. *                                              80,600    2,659,800
  Harte-Hanks, Inc.                                         97,700    2,662,325
  NetRatings, Inc. *                                        50,900      954,375
  R.H. Donnelley Corp. *                                   204,100    4,311,612
  United Stationers, Inc. *                                 46,600    1,252,375
  Viad Corp.                                                84,000    2,231,250
                                                                   ------------
                                                                     16,757,787
                                                                   ------------

COMMUNICATIONS EQUIPMENT--1.5%
  C-COR.net Corp. *                                         30,900      473,156
  Harris Corp.                                              67,500    1,919,531
  Tekelec *                                                 69,500    2,284,813
                                                                   ------------
                                                                      4,677,500
                                                                   ------------

COMPUTER HARDWARE--1.3%
  National Instruments Corp. *                              44,900    1,981,212
  Quantum Corp.--DLT & Storage Systems *                     85,600   1,289,350
  RadiSys Corp. *                                           20,000    1,011,250
                                                                   ------------
                                                                      4,281,812
                                                                   ------------

COMPUTER SERVICES--3.6%
  Affiliated Computer Services, Inc. Class A *              53,200    2,653,350
  Avocent Corp. *                                           48,700    2,684,587
  Complete Business Solutions, Inc. *                       88,200    1,190,700
  SunGard Data Systems, Inc. *                              71,900    3,078,219
  Sybase, Inc. *                                            84,000    1,932,000
                                                                   ------------
                                                                     11,538,856
                                                                   ------------

COMPUTER SOFTWARE--0.6%
  Great Plains Software, Inc. *                             64,600    1,816,875
                                                                   ------------

CONSUMER PRODUCTS--0.5%
  Fossil, Inc. *                                           130,800    1,741,275
                                                                   ------------


LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES    VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

ELECTRICAL EQUIPMENT--1.1%

  Sensormatic Electronics Corp. *                           99,400 $  1,491,000
  Varian Semiconductor Equipment Associates, Inc. *         52,500    1,965,469
                                                                   ------------
                                                                      3,456,469

ELECTRONIC COMPONENTS--3.8%
  CommScope, Inc. *                                         78,300    1,918,350
  CTS Corp.                                                 59,000    2,986,875
  Eletronics For Imaging, Inc. *                            75,600    1,908,900
  Kent Electronics Corp. *                                  98,200    2,344,525
  Microchip Technology, Inc. *                              43,425    1,435,739
  Vishay Intertechnology, Inc. *                            52,800    1,623,600
                                                                   ------------
                                                                     12,217,989
                                                                   ------------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--4.2%
  Actel Corp. *                                             42,200    1,516,563
  C-Cube Microsystems, Inc. *                               58,500    1,199,250
  Dallas Semiconductor Corp.                                57,000    1,873,875
  DSP Group, Inc. *                                         39,900    1,491,263
  DuPont Photomasks, Inc. *                                 26,700    1,568,625
  Integrated Device Technology, Inc. *                      24,800    2,244,400
  International Rectifier Corp. *                           32,200    1,628,112
  REMEC, Inc. *                                             58,450    1,720,622
                                                                   ------------
                                                                     13,242,710
                                                                   ------------

ELECTRONIC MEASURING INSTRUMENTS--0.8%
  Tektronix, Inc.                                           31,900    2,450,319
                                                                   ------------

ENVIRONMENTAL SERVICES--1.2%
  American States Water Co.                                 64,500    1,951,125
  Tetra Tech, Inc. *                                        62,100    1,773,731
                                                                   ------------
                                                                      3,724,856
                                                                   ------------

FINANCIAL SERVICES--4.7%
  Affiliated Managers Group, Inc. *                         33,500    1,907,406
  Allied Capital Corp.                                      63,700    1,321,775
  American Capital Strategies Ltd.                          80,000    1,895,000
  AmeriCredit Corp. *                                      121,900    3,512,244
  Federated Investors, Inc. Class B                         69,200    1,712,700
  Heller Financial, Inc.                                    99,200    2,833,400
  Investment Technology Group, Inc. *                       43,100    1,721,306
                                                                   ------------
                                                                     14,903,831
                                                                   ------------

FOOD--PACKAGED & MISCELLANEOUS--2.6%
  Corn Products International, Inc.                        101,300    2,304,575
  International Multifoods Corp.                            52,000      903,500
  Interstate Bakeries Corp.                                101,500    1,484,438
  Michael Foods, Inc.                                      148,500    3,471,187
                                                                   ------------
                                                                      8,163,700
                                                                   ------------
LOOMIS SAYLES EQUITY FUNDS                                                  69

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES    VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

FOREST & PAPER PRODUCTS--0.1%

  Chesapeake Corp.                                          25,900  $   498,575
                                                                    -----------

FREIGHT TRANSPORTATION--1.7%
  GATX Corp.                                                96,500    4,040,937
  USFreightways Corp.                                       65,000    1,474,688
                                                                    -----------
                                                                      5,515,625
                                                                    -----------
HEALTHCARE--BIOTECHNOLOGY--1.8%
  Invitrogen Corp. *                                         9,063      644,591
  Medicis Pharmaceutical Corp. Class A *                    46,400    2,853,600
  Myriad Genetics, Inc. *                                   26,600    2,297,575
                                                                    -----------
                                                                      5,795,766
                                                                    -----------
HEALTHCARE--MEDICAL TECHNOLOGY--5.1%
  Acuson Corp. *                                           128,000    2,912,000
  Beckman Coulter, Inc.                                     37,100    2,861,337
  IDEXX Laboratories, Inc. *                                96,100    2,570,675
  Respironics, Inc. *                                      177,900    2,968,706
  Steris Corp. *                                           245,800    2,949,600
  Varian Medical Systems, Inc. *                            46,100    2,083,144
                                                                    -----------
                                                                     16,345,462
                                                                    -----------

HEALTHCARE--SERVICES--3.7%
  AmeriSource Health Corp. Class A *                        56,800    2,669,600
  Health Management Associates, Inc. Class A *             145,400    3,026,137
  Hooper Holmes, Inc.                                      176,300    1,676,613
  Per-Se Technologies, Inc. *                              165,366    2,098,081
  Renal Care Group, Inc. *                                 129,500    2,411,938
                                                                    -----------
                                                                     11,882,369
                                                                    -----------

HOME BUILDERS--0.8%
  D.R. Horton, Inc.                                        152,491    2,620,939
                                                                    -----------

INSURANCE--5.8%
  Annuity and Life Re (Holdings) Ltd.                       66,900    1,613,963
  Arthur J. Gallagher & Co.                                 60,300    3,565,237
  HSB Group, Inc.                                           65,600    2,632,200
  Old Republic International Corp.                         120,600    2,901,938
  Protective Life Corp.                                    106,800    3,190,650
  Radian Group, Inc.                                        27,800    1,876,500
  StanCorp Financial Group, Inc.                            43,100    1,842,525
  Trigon Healthcare, Inc. *                                 15,700      825,231
                                                                    -----------
                                                                     18,448,244
                                                                    -----------

LODGING & HOTEL--0.7%
  MeriStar Hospitality Corp.                               103,400    2,093,850
                                                                    -----------

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000
                                                           SHARES    VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

MACHINERY--0.4%

  Astec Industries, Inc. *                                  30,300  $   331,406
  Milacron, Inc.                                            61,400      817,388
                                                                    -----------
                                                                      1,148,794
                                                                    -----------
MANUFACTURING--2.3%
  Crane Co.                                                 80,600    1,843,725
  Harman International Industries, Inc.                     67,200    2,627,520
  National Service Industries, Inc.                         39,600      774,675
  SPX Corp. *                                               15,200    2,157,450
                                                                    -----------
                                                                      7,403,370
                                                                    -----------

MEDIA & ENTERTAINMENT--1.2%
  The E.W. Scripps Co. Class A                              73,400    3,963,600
                                                                    -----------

METALS & MINING--0.7%
  Harsco Corp.                                              51,800    1,142,837
  Worthington Industries, Inc.                             102,300      959,063
                                                                    -----------
                                                                      2,101,900
                                                                    -----------

OFFICE EQUIPMENT--0.4%
  HON Industries, Inc.                                      50,800    1,250,950
                                                                    -----------

OIL & GAS DRILLING EQUIPMENT--2.3%
  Patterson Energy, Inc. *                                  71,000    2,440,625
  Tidewater, Inc.                                           59,700    2,716,350
  Veritas DGC, Inc. *                                       81,300    2,352,619
                                                                    -----------
                                                                      7,509,594
                                                                    -----------

OIL & GAS REFINING--0.8%
  Ultramar Diamond Shamrock Corp.                           99,100    2,514,663
                                                                    -----------

PUBLISHING--1.0%
  Houghton Mifflin Co.                                      35,100    1,377,675
  John Wiley & Son, Inc. Class A                            73,400    1,683,613
                                                                    -----------
                                                                      3,061,288
                                                                    -----------

REAL ESTATE INVESTMENT TRUSTS--4.4%
  Avalonbay Communities, Inc.                               41,200    1,964,725
  CarrAmerica Realty Corp.                                  73,600    2,226,400
  Liberty Property Trust                                   107,300    2,950,750
  Pacific Gulf Properties, Inc.                             89,500    2,394,125
  Prentiss Properties Trust                                 42,900    1,120,762
  Reckson Associates Realty Corp.                          131,300    3,348,150
                                                                    -----------
                                                                     14,004,912
                                                                    -----------

RESTAURANTS--1.5%
  Morrison Management Specialists, Inc.                     32,200      951,510
  Wendy's International, Inc.                              187,000    3,751,687
                                                                    -----------
                                                                      4,703,197
                                                                    -----------
LOOMIS SAYLES EQUITY FUNDS                                                  71

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                           SHARES    VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

RETAIL--FOOD & DRUG--1.0%

  Ruddick Corp.                                             88,300 $  1,225,162
  Sonic Corp. *                                             59,500    1,874,250
                                                                   ------------
                                                                      3,099,412
                                                                   ------------

RETAIL--GENERAL--1.0%
  Family Dollar Stores, Inc.                               165,000    3,176,250
                                                                   ------------

RETAIL--SPECIALTY--2.0%
  Charming Shoppes, Inc. *                                 374,400    1,953,900
  Men's Wearhouse, Inc. *                                   58,300    1,650,619
  Pier 1 Imports, Inc.                                      99,700    1,352,181
  The Wet Seal, Inc. *                                      95,200    1,493,450
                                                                   ------------
                                                                      6,450,150
                                                                   ------------

STEEL--0.4%
  Allegheny Technologies, Inc.                              73,100    1,324,938
                                                                   ------------

TELECOMMUNICATIONS--0.4%
  ITC DeltaCom, Inc. *                                     106,600    1,225,900
                                                                   ------------

TEXTILE & APPAREL--1.5%
  Liz Claiborne, Inc.                                       89,500    3,445,750
  Russell Corp.                                             84,600    1,343,025
                                                                   ------------
                                                                      4,788,775
                                                                   ------------

UTILITIES--5.1%
  AGL Resources, Inc.                                       88,400    1,773,525
  Alliant Energy Corp.                                      80,600    2,367,625
  MDU Resources Group, Inc.                                107,200    3,189,200
  New Jersey Resources Corp.                                34,600    1,405,625
  NSTAR                                                     66,100    2,660,525
  Vectren Corp.                                            167,200    3,396,250
  Washington Gas Light Co.                                  59,800    1,607,125
                                                                   ------------
                                                                     16,399,875
                                                                   ------------

WASTE MANAGEMENT--0.3%
  Republic Services, Inc. Class A *                         82,700    1,085,438
                                                                   ------------

  TOTAL COMMON STOCKS
   (Identified Cost $266,602,457)                                   305,238,626
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                              FACE
                                                            AMOUNT      VALUE +
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-6.2% OF NET ASSETS

COMMERCIAL PAPER-6.2%

  Associates Corp. of North America, 6.640%, 10/02/00  $16,021,757  $ 16,021,757
  Chevron USA, Inc., 6.550%, 10/02/00                    3,950,000     3,950,000
                                                                    ------------

  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $19,971,757)                                      19,971,757
                                                                    ------------

TOTAL INVESTMENTS--101.9%
  (IDENTIFIED COST $286,574,214) @                                   325,210,383
  Liabilities, Less Cash and Other Assets--(1.9%)                     (6,202,806)
                                                                    ------------
NET ASSETS-100%                                                     $319,007,577
                                                                    ============

+ See Note 1.
* Non-income producing security
@ At September 30, 2000, the net unrealized appreciation on investments based on cost of $286,973,726 for federal income tax purposes was as follows:
  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $55,750,554 and $17,513,897, respectively, resulting in net unrealized appreciation of $38,236,657.
               See accompanying notes to financial statements.
LOOMIS SAYLES EQUITY FUNDS                                                  73

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES WORLDWIDE FUND

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                             FACE
                                                           AMOUNT       VALUE +
--------------------------------------------------------------------------------
BONDS AND NOTES-40.8% OF NET ASSETS

NON-CONVERTIBLE BONDS--29.3%

ARGENTINA--1.9%
  Republic of Argentina, 6.000%, 3/31/23         USD       300,000  $   202,500
                                                                    -----------
AUSTRALIA--1.0%
  Queensland Treasury, 8.000%, 9/14/07           AUD       100,000       58,747
  South Australia Government Finance Authority,
   Zero Coupon Bond, 12/21/15                              220,000       41,987
                                                                    -----------
                                                                        100,734
                                                                    -----------

BRAZIL--1.1%
Republic of Brazil, 11.000%, 8/17/40             USD       150,000      119,625
                                                                    -----------

GERMANY--2.7%
  Deutsche Ausgleichsbank, 4.000%, 7/04/09       EUR       180,000      145,493
  Eurohypo AG--Europaeische Hypothekenbank
   der Deutschen Bank, 4.000%, 2/01/07                     180,000      144,699
                                                                    -----------
                                                                        290,192
                                                                    -----------

KOREA--1.4%
  Cho Hung Bank Co., Ltd., 11.500%, 4/01/10 144A USD        75,000       74,437
  Hanvit Bank, 12.750%, 3/01/10 144A                        75,000       76,125
                                                                    -----------
                                                                        150,562
                                                                    -----------

MEXICO--1.0%
  Petroleos Mexicanos, 8.625%, 12/01/23 144A               115,000      103,213
                                                                    -----------

PERU--1.1%
  Republic of Peru, 3.750%, 3/07/17 (step to
   4.000% on 3/07/01) #                                    215,000      120,937
                                                                    -----------

PHILIPPINES--0.6%
  Republic of Philippines, 10.625%, 3/16/25                 75,000       63,375
                                                                    -----------

SOUTH AFRICA--1.1%
  Republic of South Africa, 13.500%, 9/15/15     ZAR       800,000      110,603
                                                                    -----------

UNITED KINGDOM--0.3%
  Dolphin Telecom Plc, Zero Coupon Bond, 6/01/08
   (step to 11.625% on 6/01/03) #                EUR       115,000       33,658
                                                                    -----------

UNITED STATES--17.1%
  Borden, Inc., 7.875%, 2/15/23                  USD       150,000      111,640
  Boston Celtics Ltd., 6.000%, 6/30/38                      90,000       51,300
  Chesapeake Energy Corp., Series B,
   7.875%, 3/15/04                                         100,000       94,000
  Columbia/HCA Healthcare Corp., 7.050%, 12/01/27           50,000       38,250
  Columbia/HCA Healthcare Corp., 7.190%, 11/15/15           50,000       42,250
  Dillon Read Structured Finance Corp., Series A,
   6.660%, 8/15/10                                         145,343      111,899

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES WORLDWIDE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                             FACE
                                                           AMOUNT       VALUE +
--------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

UNITED STATES--CONTINUED

  Hyperion Telecommunications, Inc., Series B,
   Zero Coupon Bond, 4/15/03
   (step to 13.000% on 4/15/01) #                USD       150,000   $  121,875
  International Paper Co., 6.875%, 11/01/23                125,000      107,501
  J.C. Penney Co., Inc., 7.125%, 11/15/23                   75,000       45,419
  Nextlink Communications, Inc., Zero Coupon Bond,
   12/01/09 (step to 12.125% on 12/01/04) 144A             200,000      107,000
  NTL Communications Corp., Series B,
   Zero Coupon Bond, 4/15/09
   (step to 9.750% on 4/15/04) #                 GBP        75,000       53,988
  NTL Communications Corp., Series B, Zero Coupon
   Bond, 11/15/09 (step to 11.500% on
   11/15/04) #                                   USD       300,000      135,084
  Philip Morris Cos., Inc., 7.750%, 1/15/27                125,000      109,373
  Pioneer Natural Resources Co., 7.200%, 1/15/28           175,000      139,125
  R & B Falcon Corp., Series B, 7.375%, 4/15/18             75,000       66,844
  Raytheon Co., 6.400%, 12/15/18                           150,000      127,213
  RCN Corp., Zero Coupon Bond, 10/15/07
   (step to 11.125% on 10/15/02) #                         325,000      175,500
  Teligent, Inc., Zero Coupon Bond, 3/01/08
   (step to 11.500% on 3/01/03) #                          150,000       42,000
  TRW, Inc., 6.650%, 1/15/28                                50,000       39,721
  Woolworth Corp., 8.500%, 1/15/22                         150,000       97,500
                                                                    -----------
                                                                      1,817,482
                                                                    -----------

  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $3,276,284)                                       3,112,881
                                                                    -----------

CONVERTIBLE BONDS--11.5%
CAYMAN ISLAND--1.6%
  FLI Capital Cayman, 6.250%, 2/01/02                      150,000      163,500
                                                                    -----------

HONG KONG--1.9%
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04            400,000      201,000
                                                                    -----------

PHILIPPINES--0.8%
  MBI Finance Ltd., Zero Coupon Bond, 12/18/01             100,000       89,000
                                                                    -----------

SOUTH KOREA--0.7%
  Ssangyong Oil Refining Co., Inc.,
   3.000%, 12/31/04                                        100,000       72,500
                                                                    -----------

THAILAND--1.5%
  Loxley Public Co. Ltd., 2.500%, 4/04/01 ^                450,000      162,000
                                                                    -----------

UNITED STATES--5.0%
  Baker Hughes, Inc., Zero Coupon Bond, 5/05/08            100,000       82,280
  Builders Transportation, Inc.,
   8.000%, 8/15/05 ^                                        95,000          119
  CML Group, Inc., 5.500%, 1/15/03 ^                       150,000           94
  Dura Pharmaceuticals, Inc., 3.500%, 7/15/02              100,000       98,125
  Exide Corp., 2.900%, 12/15/05 144A                       125,000       58,125
  Kent Electronics Corp., 4.500%, 9/01/04                   50,000       41,213
LOOMIS SAYLES EQUITY FUNDS                                                  75

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES WORLDWIDE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                             FACE
                                                           AMOUNT       VALUE +
--------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

UNITED STATES--CONTINUED

  Loews Corp., 3.125%, 9/15/07                   USD       150,000   $  134,583
  Thermedics, Inc., Zero Coupon Bond, 6/01/03              100,000       70,000
  Thermo Electron Corp., 4.250%, 1/01/03 144A               50,000       47,500
                                                                    -----------
                                                                        532,039
                                                                    -----------

  TOTAL CONVERTIBLE BONDS
   (Identified Cost $1,588,667)                                       1,220,039
                                                                    -----------

  TOTAL BONDS AND NOTES
   (Identified Cost $4,864,951)                                       4,332,920
                                                                    -----------

                                                            SHARES
-------------------------------------------------------------------------------
COMMON STOCKS-45.3% OF NET ASSETS

AUSTRALIA--1.1%
  CSL Ltd.                                                   6,400      120,578
                                                                    -----------

CANADA--2.5%
  Canadian Hunter Exploration Ltd. *                         3,500       84,929
  Royal Bank of Canada                                       2,400       71,320
  Tesco Corp. *                                             10,900      111,594
                                                                    -----------
                                                                        267,843
                                                                    -----------

FINLAND--0.4%
  Nokia Oyj                                                  1,100       44,597
                                                                    -----------

FRANCE--3.0%
  Alcatel *                                                  1,000       64,010
  AXA Financial, Inc.                                          600       78,402
  Sanofi-Synthelabo SA                                       2,100      112,914
  STMicroelectronics NV                                      1,300       61,912
                                                                    -----------
                                                                        317,238
                                                                    -----------

GERMANY--0.8%
  ADVA AG Optical Networking                                   700       66,438
  D. Logistics AG *                                            319       21,405
                                                                    -----------
                                                                         87,843
                                                                    -----------

HONG KONG--1.0%
  Television Broadcasts Ltd.                                18,000      108,513
                                                                    -----------

IRELAND--0.7%
  Elan Corp. Plc ADR *                                       1,400       76,650
                                                                    -----------

ISRAEL--3.8%
  BATM Advanced Communications Ltd. *                       15,000      142,861
  Comverse Technology, Inc. *                                1,300      140,400
  Taro Pharmaceutical Industries Ltd. *                      6,500      116,188
                                                                    -----------
                                                                        399,449
                                                                    -----------

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES WORLDWIDE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE +
--------------------------------------------------------------------------------

COMMON STOCKS-CONTINUED

ITALY--1.3%
  Unicredito Italiano Spa                                   10,000   $   52,180
  Riunione Adriatica di Sicurta Spa                          6,200       81,562
                                                                    -----------
                                                                        133,742
                                                                    -----------

JAPAN--5.3%
  Anritsu Corp.                                              3,000       83,337
  CMK Corp.                                                  3,000       60,003
  Fast Retailing Co. Ltd.                                      200       40,743
  Fast Retailing Co. Ltd. *                                    200       40,372
  Maruwa Co. Ltd.                                            2,100       75,837
  Meitec Corp.                                               2,000       92,597
  Sanyo Electric Co. Ltd.                                   11,000       96,764
  Suzuken Co., Ltd.                                          1,900       79,346
                                                                    -----------
                                                                        568,999
                                                                    -----------

MEXICO--1.5%
  Grupo Televisa SA ADR *                                    2,700      155,756
                                                                    -----------

SINGAPORE--0.6%
  Venture Manufacturing (Singapore) Ltd.                     7,000       67,606
                                                                    -----------

SOUTH KOREA--1.4%
  Samsung Electronics                                          800      144,913
                                                                    -----------

SWEDEN--0.6%
  Telefonaktiebolaget LM Ericsson AB                         3,900       59,336
                                                                    -----------

SWITZERLAND--1.9%
  Credit Suisse Group                                          400       74,877
  Serono SA, Series B *                                        100      122,283
                                                                    -----------
                                                                        197,160
                                                                    -----------

TAIWAN--0.8%
  United Microelectronics Corp. ADR *                        7,500       89,063
                                                                    -----------

UNITED KINGDOM--3.2%
  ARC International Plc *                                   18,500      111,864
  Royal Bank of Scotland Group Plc                           4,100       86,452
  Shire Pharmaceutical Group Plc *                           3,700       63,758
  Spirent Plc                                                8,400       83,103
                                                                    -----------
                                                                        345,177
                                                                    -----------

UNITED STATES--15.4%
  AFLAC, Inc.                                                  950       60,859
  Alcoa, Inc.                                                1,300       32,906
  American General Corp.                                       600       46,800
  Amgen, Inc. *                                                500       34,914
  Anadarko Petroleum Corp.                                     850       56,491
  Analog Devices, Inc. *                                       400       33,025
  Apple Computer, Inc. *                                       700       18,025
LOOMIS SAYLES EQUITY FUNDS                                                 77

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES WORLDWIDE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE +
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

UNITED STATES--CONTINUED

  BellSouth Corp.                                            1,200   $   48,300
  Best Buy Co., Inc. *                                         600       38,175
  BJ's Wholesale Club, Inc. *                                  900       30,713
  Citigroup, Inc.                                            1,066       57,631
  Compaq Computer Corp.                                      1,600       44,128
  CVS Corp.                                                  1,000       46,312
  Devon Energy Corp.                                           750       45,112
  Dominion Resources, Inc.                                     600       34,838
  Duke Energy Corp.                                            500       42,875
  El Paso Energy Corp.                                         750       46,219
  EOG Resources, Inc.                                        1,400       54,425
  General Dynamics Corp.                                       700       43,969
  GlobeSpan, Inc. *                                            300       36,600
  Hartford Financial Services Group, Inc.                      600       43,763
  International Business Machines Corp.                        520       58,500
  Kerr-McGee Corp.                                             900       59,625
  Manpower, Inc.                                               700       22,356
  McGraw-Hill Cos., Inc.                                       700       44,494
  Minnesota Mining and Manufacturing Co.                       500       45,562
  Nabors Industries, Inc. *                                  1,050       55,020
  Newmont Mining Corp.                                       2,000       34,000
  Peco Energy Co.                                              900       54,506
  PepsiCo, Inc.                                              1,100       50,600
  Pfizer, Inc.                                               1,100       49,431
  Pharmacia Corp.                                              800       48,150
  Phillips Petroleum Co.                                       700       43,925
  Praxair, Inc.                                                900       33,638
  Southwest Airlines Co.                                     1,800       43,650
  Target Corp.                                               1,500       38,438
  Unocal Corp.                                               1,550       54,928
                                                                    -----------
                                                                      1,632,903
                                                                    -----------

  TOTAL COMMON STOCKS
   (Identified Cost $4,568,198)                                       4,817,366
                                                                    -----------

-------------------------------------------------------------------------------
PREFERRED STOCKS-2.5% OF NET ASSETS

NON-CONVERTIBLE PREFERRED STOCKS--0.5%

UNITED STATES--0.5%
  CarrAmerica Realty Corp., Series C, 8.550%                   400        8,600
  Duke-Weeks Realty Corp., Series F, 8.000%                    500       10,813
  Highwoods Properties, Inc., Series B, 8.000%                 750       15,609
  ProLogis Trust, Series D, 7.920%                           1,000       21,375
                                                                    -----------
                                                                         56,397
                                                                    -----------

  TOTAL NON-CONVERTIBLE PREFERRED STOCKS
   (Identified Cost $49,745)                                             56,397
                                                                    -----------

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES WORLDWIDE FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000

                                                            SHARES       VALUE +
--------------------------------------------------------------------------------
PREFERRED STOCKS-CONTINUED

CONVERTIBLE PREFERRED STOCKS--2.0%

GERMANY--0.6%
  Marschollek, Lautenschlaeger und Partner AG                  400   $   60,037
                                                                    -----------

UNITED STATES--1.4%
  Dynegy, Inc., 4.700%                                         100        3,400
  Entergy Arkansas Capital I, 8.500%                           250        5,875
  Equity Residential Properties Trust, 7.250%                  500       11,313
  Hercules Trust I, 6.500%                                      25       14,625
  Owens Corning, 6.500% ^                                    3,250       21,937
  Philippine Long Distance Telephone Co., $3.50 GDS          2,500       90,312
                                                                    -----------
                                                                        147,462
                                                                    -----------

  TOTAL CONVERTIBLE PREFERRED STOCKS
   (Identified Cost $289,720)                                           207,499
                                                                    -----------
  TOTAL PREFERRED STOCKS
   (Identified Cost $339,465)                                           263,896
                                                                    -----------

                                                              FACE
                                                            AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--11.8% OF NET ASSETS

  Repurchase Agreement with State Street Bank
   and Trust Co., dated 9/29/00 at 5.250% to
   be repurchased at $1,258,550 on 10/02/00
   collateralized by $980,000 U.S. Treasury
   Bond, 8.875% due 2/15/19 with a value
   of $1,285,401                                   USD     1,258,000    1,258,000
                                                                      -----------

  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $1,258,000)                                         1,258,000
                                                                      -----------

TOTAL INVESTMENTS--100.4%
  (IDENTIFIED COST $11,030,614) @                                      10,672,182
  Liabilities, Less Cash and Other Assets--(0.4%)                         (45,284)
                                                                      -----------
  NET ASSETS--100%                                                    $10,626,898
                                                                      ===========

LOOMIS SAYLES EQUITY FUNDS                                                  79

LOOMIS SAYLES EQUITY FUNDS
LOOMIS SAYLES WORLDWIDE FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF SEPTEMBER 30, 2000
+    See Note 1.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

^    Security in default

# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

*    Non-income producing security
@ At September 30, 2000, the net unrealized depreciation on investments based on cost of $11,034,871 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $718,370 and $1,081,059, respectively, resulting in net unrealized depreciation of $362,689.
Key to Abbreviations:
ADR: American Depositary Receipt
AUD: Australian Dollar
EUR: Euro
GBP: Great British Pound
GDS: Global Depositary Security
USD: United States Dollar

ZAR: South African Rand
                TEN LARGEST SECTOR HOLDINGS AT SEPTEMBER 30, 2000
                          AS A PERCENTAGE OF NET ASSETS

                 Foreign Government/Agency                       9.0%
                 Telecommunications                              8.0%
                 Healthcare - Biotechnology                      7.6%
                 Food & Beverage                                 6.8%
                 Electronic Components - Semiconductors          4.5%
                 Communications Equipment                        4.5%
                 Financial Services                              4.3%
                 Insurance                                       4.2%
                 Retail - Food & Drug                            3.4%
                 Oil & Gas Drilling Equipment                    3.4%

          See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]
LOOMIS SAYLES EQUITY FUNDS                                                 81

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000

                                                   AGGRESSIVE                    EMERGING         GLOBAL
                                                       GROWTH          CORE       MARKETS     TECHNOLOGY
                                                         FUND    VALUE FUND          FUND           FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                           $169,308,611   $39,292,511    $3,303,979    $13,152,651
  Repurchase agreement at value                    18,203,000             0       547,000        545,000
  Cash                                                     22       164,269           683              0
  Foreign currency at value                                 0             0             0              0
  Receivable for:
    Fund shares sold                                3,137,386           325        30,679         54,786
    Securities sold                                 1,769,441       508,281             0         95,254
    Dividends and interest                              6,909        33,946         3,176          1,886
    Foreign tax reclaim                                   491             0             0            883
  Due from the adviser (Note 3)                         8,467         9,398        26,971         24,457
  Other assets (Note 1I)                                    0             0             0              0
                                                 ------------   -----------    ----------    -----------
                                                  192,434,327    40,008,730     3,912,488     13,874,917
                                                 ------------   -----------    ----------    -----------
LIABILITIES
  Payable for:
    Securities purchased                           19,083,416       867,881       169,548        411,879
    Fund shares redeemed                               13,216        23,407             0          9,376
    Due to Custodian                                        0             0             0            147
  Accrued expenses:
    Management fees (Note 3)                           88,021        16,182         3,995         11,166
    Trustees' fees (Note 3A)                              609           612           532          1,550
    Administrative fees (Note 3)                        6,430         2,995           596            360
    12b-1 fees payable (Note 3)                        17,095            54             6          1,215
  Other                                                37,872        43,363        32,128         76,918
                                                 ------------   -----------    ----------    -----------
                                                   19,246,659       954,494       206,805        512,611
                                                 ------------   -----------    ----------    -----------
NET ASSETS                                       $173,187,668   $39,054,236    $3,705,683    $13,362,306
                                                 ============   ===========    ==========    ===========
  Net Assets consist of:
    Capital paid in                              $137,161,710   $35,956,720    $3,668,679    $13,644,775
    Undistributed net investment income                     0       444,955             0              0
    Accumulated net realized gain (loss)            2,263,387      (751,256)       70,069     (1,516,261)
    Unrealized appreciation (depreciation) on:
     Investments                                   33,762,571     3,403,817       (33,065)     1,231,575
     Foreign currency translations                          0             0             0          2,217
                                                 ------------   -----------    ----------    -----------
NET ASSETS                                       $173,187,668   $39,054,236    $3,705,683    $13,362,306
                                                 ============   ===========    ==========    ===========

INSTITUTIONAL CLASS:
  Net assets                                     $ 62,363,687   $38,792,294    $3,679,038    $ 7,677,588
  Shares of beneficial interest
    outstanding, no par value                       1,307,078     2,564,938       247,546        604,646
  Net asset value and redemption
    price                                        $      47.71   $     15.12    $    14.86    $     12.70

RETAIL CLASS:
  Net assets                                     $110,823,764   $   261,942    $   26,645    $ 5,684,718
  Shares of beneficial interest
    outstanding, no par value                       2,341,611        17,378         1,799        451,510
  Net asset value and redemption
    price                                        $      47.33   $     15.07    $    14.81    $     12.59

ADMIN CLASS:
  Net assets                                     $        217          --            --             --
  Shares of beneficial interest
    outstanding, no par value                               5          --            --             --
  Net asset value and redemption
    price                                        $      47.31          --            --             --

Identified cost of investments                   $153,749,040   $35,888,694    $3,884,044    $12,466,076
                                                 ============   ===========    ==========    ===========

                 See accompanying notes to financial statements.

                                                                                     MID-CAP                   SMALL CAP
                                                      GROWTH     INTERNATIONAL         VALUE     RESEARCH         GROWTH
                                                        FUND       EQUITY FUND          FUND         FUND           FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                           $44,975,577      $105,829,527    $4,811,289   $3,515,665   $317,075,443
  Repurchase agreement at value                      669,000         7,009,000       249,000            0      9,732,000
  Cash                                                   903                 0           536       15,643            744
  Foreign currency at value                                0                 0             0            0              0
  Receivable for:
    Fund shares sold                                 778,551           561,938             0            0      1,090,715
    Securities sold                                  226,530           947,050        73,820      148,028      7,965,547
    Dividends and interest                             9,812            72,555         6,092        1,243          8,500
    Foreign tax reclaim                                    0            45,834             0            0              0
  Due from the adviser (Note 3)                       13,602            39,324        13,956       16,583              0
  Other assets (Note 1I)                                   0                 0             0            0              0
                                                 -----------      ------------    ----------   ----------   ------------
                                                  46,673,975       114,505,228     5,154,693    3,697,162    335,872,949
                                                 -----------      ------------    ----------   ----------   ------------
LIABILITIES
  Payable for:
    Securities purchased                             247,002           603,149        71,513      150,442      3,409,628
    Fund shares redeemed                               7,325           141,251         8,161            0        634,803
    Due to Custodian                                       0           226,530             0            0              0
  Accrued expenses:
    Management fees (Note 3)                          18,767            71,476         3,150        2,160        196,264
    Trustees' fees (Note 3A)                             608               612           609          325            609
    Administrative fees (Note 3)                       1,962             8,310           673          615         14,078
    12b-1 fees payable (Note 3)                          213             1,270            61            0         12,940
  Other                                               41,730            72,911        39,744       34,112         41,631
                                                 -----------      ------------    ----------   ----------   ------------
                                                     317,607         1,125,509       123,911      187,654      4,309,953
                                                 -----------      ------------    ----------   ----------   ------------
NET ASSETS                                       $46,356,368      $113,379,719    $5,030,782   $3,509,508   $331,562,996
                                                 ===========      ============    ==========   ==========   ============
  Net Assets consist of:
    Capital paid in                              $38,028,576      $ 96,250,321    $4,510,811   $3,417,087   $248,433,936
    Undistributed net investment income                    0                 0        23,093            0              0
    Accumulated net realized gain (loss)           1,994,449        11,148,277        (6,426)      14,127     13,252,996
    Unrealized appreciation (depreciation) on:
     Investments                                   6,333,343         5,986,258       503,304       78,294     69,876,064
     Foreign currency translations                         0            (5,137)            0            0              0
                                                 -----------      ------------    ----------   ----------   ------------
NET ASSETS                                       $46,356,368      $113,379,719    $5,030,782   $3,509,508   $331,562,996
                                                 ===========      ============    ==========   ==========   ============

INSTITUTIONAL CLASS:
  Net assets                                     $45,328,336      $107,791,844    $4,737,940   $3,509,508   $262,146,997
  Shares of beneficial interest
    outstanding, no par value                      3,022,739         6,192,884       392,930      332,974      9,715,558
  Net asset value and redemption
    price                                        $     15.00      $      17.41    $    12.06   $    10.54   $      26.98

RETAIL CLASS:
  Net assets                                     $ 1,027,864      $  5,587,709    $  292,842         --     $ 69,415,805
  Shares of beneficial interest
    outstanding, no par value                         69,437           322,794        24,357         --        2,595,971
  Net asset value and redemption
    price                                        $     14.80      $      17.31    $    12.02         --     $      26.74

ADMIN CLASS:
  Net assets                                     $       168      $        166          --           --     $        194
  Shares of beneficial interest
    outstanding, no par value                             11                10          --           --                7
  Net asset value and redemption
    price                                        $     14.79      $      17.30          --           --     $      26.73

Identified cost of investments                   $39,311,234      $106,852,269    $4,556,985   $3,437,371   $256,931,379
                                                 ===========      ============    ==========   ==========   ============

                                                     SMALL CAP
                                                         VALUE     WORLDWIDE
                                                          FUND          FUND
----------------------------------------------------------------------------
ASSETS
  Investments at value                            $325,210,383   $ 9,414,182
  Repurchase agreement at value                              0     1,258,000
  Cash                                                 199,637            33
  Foreign currency at value                                  0         7,484
  Receivable for:
    Fund shares sold                                   353,897             0
    Securities sold                                    912,652             0
    Dividends and interest                             380,114        74,891
    Foreign tax reclaim                                      0           497
  Due from the adviser (Note 3)                         14,490        15,021
  Other assets (Note 1I)                                     0           535
                                                  ------------   -----------
                                                   327,071,173    10,770,643
                                                  ------------   -----------
LIABILITIES
  Payable for:
    Securities purchased                             4,763,044        94,842
    Fund shares redeemed                             2,967,699         1,318
    Due to Custodian                                         0             0
  Accrued expenses:
    Management fees (Note 3)                           199,788         6,503
    Trustees' fees (Note 3A)                               608           612
    Administrative fees (Note 3)                        20,055         1,068
    12b-1 fees payable (Note 3)                         21,339           144
  Other                                                 91,063        39,258
                                                  ------------   -----------
                                                     8,063,596       143,745
                                                  ------------   -----------
NET ASSETS                                        $319,007,577   $10,626,898
                                                  ============   ===========
  Net Assets consist of:
    Capital paid in                               $264,487,501   $ 8,140,586
    Undistributed net investment income              2,339,761       346,942
    Accumulated net realized gain (loss)            13,544,146     2,498,097
    Unrealized appreciation (depreciation) on:
     Investments                                    38,636,169      (358,432)
     Foreign currency translations                           0          (295)
                                                  ------------   -----------
NET ASSETS                                        $319,007,577   $10,626,898
                                                  ============   ===========

INSTITUTIONAL CLASS:
  Net assets                                      $214,919,080   $ 9,748,266
  Shares of beneficial interest
    outstanding, no par value                       10,524,566       699,615
  Net asset value and redemption
    price                                         $      20.42   $     13.93

RETAIL CLASS:
  Net assets                                      $ 92,697,962   $   878,632
  Shares of beneficial interest
    outstanding, no par value                        4,547,504        63,263
  Net asset value and redemption
    price                                         $      20.38   $     13.89

ADMIN CLASS:
  Net assets                                      $ 11,390,535          --
  Shares of beneficial interest
    outstanding, no par value                          560,112          --
  Net asset value and redemption
    price                                         $      20.34          --

Identified cost of investments                    $286,574,214   $11,030,614
                                                  ============   ===========

LOOMIS SAYLES EQUITY FUNDS                                                    83

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000

                                                    AGGRESSIVE            CORE        EMERGING          GLOBAL
                                                        GROWTH           VALUE         MARKETS      TECHNOLOGY
                                                          FUND            FUND           FUND#          FUND##
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                      $     30,209    $    868,526    $     12,991    $     10,030
  Interest                                             201,670          32,229          12,468          18,770
                                                  ------------    ------------    ------------    ------------
                                                       231,879         900,755          25,459          28,800
                                                  ------------    ------------    ------------    ------------
  Expenses
    Management fees (Note 3)                           499,928         262,304          40,291          80,203
    12b-1 fees (Retail Class) (Note 3)                  72,731             978              14           9,084
    12b-1 fees (Admin Class) (Note 3)                        0               0               0               0
    Shareholder service fees (Admin Class)                   0               0               0               0
    Trustees' fees and expenses (Note 3A)                4,432           4,432           4,556           4,490
    Administrative fees                                 42,410          31,027           3,703           6,814
    Custodian and accounting fees                       65,900          63,234          45,968          65,358
    Transfer Agent fees (Institutional
     Class) (Note 3)                                    30,100          36,180          24,487          19,403
    Transfer Agent fees (Retail Class) (Note 3)         27,503          18,805           3,600          13,363
    Transfer Agent fees (Admin Class) (Note 3)               0               0               0               0
    Audit and tax services fees                         15,640          15,797          20,050          20,050
    Registration fees                                   32,775          24,709          32,311          17,437
    Printing fees                                        7,471          13,070          10,790          22,276
    Amortization of organization expenses
     Institutional Class: (Note 1I)                          0               0               0               0
    Other expenses                                      11,908          13,496          17,690          14,276
                                                  ------------    ------------    ------------    ------------
    Total expenses                                     810,798         484,032         203,460         272,754
    Less expenses waived and reimbursed by
     the investment adviser (Note 3)                   (71,496)        (37,137)       (130,922)       (143,366)
                                                  ------------    ------------    ------------    ------------
    Net expenses                                       739,302         446,895          72,538         129,388
                                                  ------------    ------------    ------------    ------------
  Net investment income (loss)                        (507,423)        453,860         (47,079)       (100,588)
                                                  ------------    ------------    ------------    ------------

NET REALIZED GAIN (LOSS) ON:
  Investments**                                      2,866,444        (750,571)        532,929      (1,517,717)
  Foreign currency transactions                              0               0             (11)            (14)
                                                  ------------    ------------    ------------    ------------
  Total net realized gain (loss)                     2,866,444        (750,571)        532,918      (1,517,731)
                                                  ------------    ------------    ------------    ------------

CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments***                                    30,887,655         876,221         (33,065)      1,231,575
  Foreign currency translations                              0               0               0           2,217
                                                  ------------    ------------    ------------    ------------
  Total net change in unrealized
    appreciation (depreciation)                     30,887,655         876,221         (33,065)      1,233,792
                                                  ------------    ------------    ------------    ------------
  Total net realized gain (loss) and change
    in unrealized appreciation
    (depreciation)                                  33,754,099         125,650         499,853        (283,939)
                                                  ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                 $ 33,246,676    $    579,510    $    452,774    $   (384,527)
                                                  ============    ============    ============    ============


*   NET OF FOREIGN WITHHOLDING TAXES OF $1,642, $1,001, $1,689, $188, $117,616,
    $49, $3 AND $2,749 FOR THE CORE VALUE, EMERGING MARKETS, GLOBAL TECHNOLOGY, GROWTH, INTERNATIONAL EQUITY, MID-CAP VALUE, RESEARCH AND WORLDWIDE FUNDS, RESPECTIVELY.
** NET OF CAPITAL GAIN WITHHOLDING TAXES PAID OF $10,330 AND $1,104 FOR THE INTERNATIONAL EQUITY AND WORLDWIDE FUNDS, RESPECTIVELY.
*** NET OF CHANGE IN CAPITAL GAIN WITHHOLDING TAXES OF $10,962 AND $1,207 FOR
    THE INTERNATIONAL EQUITY AND WORLDWIDE FUNDS, RESPECTIVELY.
#   COMMENCEMENT OF OPERATIONS ON NOVEMBER 9, 1999.
##  COMMENCEMENT OF OPERATIONS ON JANUARY 31, 2000.
### COMMENCEMENT OF OPERATIONS ON JULY 31, 2000.

     See accompanying notes to financial statements.

                                                                                     MID-CAP                       SMALL CAP
                                                        GROWTH   INTERNATIONAL         VALUE        RESEARCH          GROWTH
                                                          FUND     EQUITY FUND          FUND         FUND###            FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                      $    139,453    $    659,052    $   66,724    $      2,879    $     55,973
  Interest                                              53,314         227,678         9,672           2,151         545,399
                                                  ------------    ------------    ----------    ------------    ------------
                                                       192,767         886,730        76,396           5,030         601,372
                                                  ------------    ------------    ----------    ------------    ------------
  Expenses
    Management fees (Note 3)                           197,666         953,597        38,855           3,718       1,517,935
    12b-1 fees (Retail Class) (Note 3)                   2,198          18,583           681               0          72,517
    12b-1 fees (Admin Class) (Note 3)                        0               0             0               0               0
    Shareholder service fees (Admin Class)                   0               0             0               0               0
    Trustees' fees and expenses (Note 3A)                4,432           4,432         4,432             325           4,432
    Administrative fees                                 25,025          72,614         7,882             759         112,027
    Custodian and accounting fees                       58,810         281,327        69,011           8,641          92,799
    Transfer Agent fees (Institutional
     Class) (Note 3)                                    32,724          38,186        25,455           3,558          36,617
    Transfer Agent fees (Retail Class) (Note 3)         18,560          21,105        18,672               0          21,588
    Transfer Agent fees (Admin Class) (Note 3)               0               0             0               0               0
    Audit and tax services fees                         20,469          27,268        12,140          15,000          15,640
    Registration fees                                   28,350          30,243        25,338           2,000          36,695
    Printing fees                                       18,138          20,260         2,671           3,000          23,262
    Amortization of organization expenses
     Institutional Class: (Note 1I)                          0               0             0               0               0
    Other expenses                                      12,748          38,311        11,667           2,750          12,365
                                                  ------------    ------------    ----------    ------------    ------------
    Total expenses                                     419,120       1,505,926       216,804          39,751       1,945,877
    Less expenses waived and reimbursed by
     the investment adviser (Note 3)                   (80,890)       (215,881)     (164,316)        (34,050)              0
                                                  ------------    ------------    ----------    ------------    ------------
    Net expenses                                       338,230       1,290,045        52,488           5,701       1,945,877
                                                  ------------    ------------    ----------    ------------    ------------
  Net investment income (loss)                        (145,463)       (403,315)       23,908            (671)     (1,344,505)
                                                  ------------    ------------    ----------    ------------    ------------

NET REALIZED GAIN (LOSS) ON:
  Investments**                                     10,662,518      29,226,104        71,065          14,798      15,371,710
  Foreign currency transactions                              0        (139,221)            0               0               0
                                                  ------------    ------------    ----------    ------------    ------------
  Total net realized gain (loss)                    10,662,518      29,086,883        71,065          14,798      15,371,710
                                                  ------------    ------------    ----------    ------------    ------------

CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments***                                     3,038,087      (4,582,497)      602,296          78,294      47,161,814
  Foreign currency translations                              0         (13,932)            0               0               0
                                                  ------------    ------------    ----------    ------------    ------------
  Total net change in unrealized
    appreciation (depreciation)                      3,038,087      (4,596,429)      602,296          78,294      47,161,814
                                                  ------------    ------------    ----------    ------------    ------------
  Total net realized gain (loss) and change
    in unrealized appreciation
    (depreciation)                                  13,700,605      24,490,454       673,361          93,092      62,533,524
                                                  ------------    ------------    ----------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                 $ 13,555,142    $ 24,087,139    $  697,269    $     92,421    $ 61,189,019
                                                  ============    ============    ==========    ============    ============

                                                      SMALL CAP
                                                          VALUE       WORLDWIDE
                                                           FUND            FUND
-----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                       $  4,841,816    $     44,702
  Interest                                            1,048,543         463,032
                                                   ------------    ------------
                                                      5,890,359         507,734
                                                   ------------    ------------
  Expenses
    Management fees (Note 3)                          2,616,961          72,088
    12b-1 fees (Retail Class) (Note 3)                  217,723             898
    12b-1 fees (Admin Class) (Note 3)                    20,077               0
    Shareholder service fees (Admin Class)               20,076               0
    Trustees' fees and expenses (Note 3A)                 4,432           4,432
    Administrative fees                                 189,352          10,187
    Custodian and accounting fees                       130,746          80,432
    Transfer Agent fees (Institutional
     Class) (Note 3)                                     88,534          23,756
    Transfer Agent fees (Retail Class) (Note 3)          15,186          18,451
    Transfer Agent fees (Admin Class) (Note 3)           21,693               0
    Audit and tax services fees                          40,382          10,541
    Registration fees                                    41,492          20,075
    Printing fees                                        71,510           2,780
    Amortization of organization expenses
     Institutional Class: (Note 1I)                           0             904
    Other expenses                                       31,383          11,703
                                                   ------------    ------------
    Total expenses                                    3,509,547         256,247
    Less expenses waived and reimbursed by
     the investment adviser (Note 3)                    (14,490)       (159,232)
                                                   ------------    ------------
    Net expenses                                      3,495,057          97,015
                                                   ------------    ------------
  Net investment income (loss)                        2,395,302         410,719
                                                   ------------    ------------

NET REALIZED GAIN (LOSS) ON:
  Investments**                                      13,210,026       2,613,187
  Foreign currency transactions                               0          (2,458)
                                                   ------------    ------------
  Total net realized gain (loss)                     13,210,026       2,610,729
                                                   ------------    ------------

CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
  Investments***                                     49,620,844         (93,086)
  Foreign currency translations                               0            (326)
                                                   ------------    ------------
  Total net change in unrealized
    appreciation (depreciation)                      49,620,844         (93,412)
                                                   ------------    ------------
  Total net realized gain (loss) and change
    in unrealized appreciation
    (depreciation)                                   62,830,870       2,517,317
                                                   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  $ 65,226,172    $  2,928,036
                                                   ============    ============



LOOMIS SAYLES EQUITY FUNDS                                                   85

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
AGGRESSIVE GROWTH FUND

                                                           YEAR            YEAR
                                                          ENDED           ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                           2000            1999
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                     $   (507,423)   $   (38,748)
  Net realized gain (loss)                            2,866,444        888,317
  Change in unrealized appreciation
    (depreciation)                                   30,887,655      2,978,084
                                                   ------------    -----------
    Increase (decrease) in net assets from
     operations                                      33,246,676      3,827,653
                                                   ------------    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net realized gain on investments                   (845,221)       (78,445)
  RETAIL CLASS
    Net realized gain on investments                    (95,986)        (3,177)
  ADMIN CLASS
    Net realized gain on investments                          0              0
                                                   ------------    -----------
                                                       (941,207)       (81,622)
                                                   ------------    -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                 126,398,491      8,579,807
                                                   ------------    -----------
  Total increase (decrease) in net assets           158,703,960     12,325,838

NET ASSETS
  Beginning of the period                            14,483,708      2,157,870
                                                   ------------    -----------
  End of the period                                $173,187,668    $14,483,708
                                                   ============    ===========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                $          0    $         0
                                                   ============    ===========

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
CORE VALUE FUND

                                                           YEAR            YEAR
                                                          ENDED           ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                           2000            1999
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                      $   453,860    $   908,118
  Net realized gain (loss)                             (750,571)     7,604,974
  Change in unrealized appreciation
    (depreciation)                                      876,221       (989,371)
                                                    -----------    -----------
    Increase (decrease) in net assets from
     operations                                         579,510      7,523,721
                                                    -----------    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                              (632,043)      (958,125)
    Net realized gain on investments                 (7,273,628)    (7,219,725)
  RETAIL CLASS
    Net investment income                                (3,284)       (10,283)
    Net realized gain on investments                    (52,997)      (100,943)
                                                    -----------    -----------
                                                     (7,961,952)    (8,289,076)
                                                    -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                 (20,893,844)       153,128
                                                    -----------    -----------
  Total increase (decrease) in net assets           (28,276,286)      (612,227)

NET ASSETS
  Beginning of the period                            67,330,522     67,942,749
                                                    -----------    -----------
  End of the period                                 $39,054,236    $67,330,522
                                                    ===========    ===========

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                 $   444,955    $   632,576
                                                    ===========    ===========

                 See accompanying notes to financial statements.
LOOMIS SAYLES EQUITY FUNDS                                                    87

LOOMIS SAYLES EQUITY FUNDS

STATEMENT OF CHANGES IN NET ASSETS
EMERGING MARKETS FUND

                                                                         PERIOD
                                                                          ENDED
                                                                  SEPTEMBER 30,
                                                                          2000*
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                     $   (47,079)
  Net realized gain (loss)                                             532,918
  Change in unrealized appreciation
    (depreciation)                                                     (33,065)
                                                                    ----------
    Increase (decrease) in net assets from
     operations                                                        452,774
                                                                    ----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                                  3,252,573
                                                                    ----------
  Redemption fees (Note 1H)                                                336
                                                                    ----------
  Total increase (decrease) in net assets                            3,705,683

NET ASSETS
  Beginning of the period                                                    0
                                                                    ----------
  End of the period                                                 $3,705,683
                                                                    ==========

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                                 $        0
                                                                    ==========

*COMMENCEMENT OF OPERATIONS, NOVEMBER 9, 1999.

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

STATEMENT OF CHANGES IN NET ASSETS
GLOBAL TECHNOLOGY FUND

                                                                         PERIOD
                                                                          ENDED
                                                                  SEPTEMBER 30,
                                                                          2000*
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                     $  (100,588)
  Net realized gain (loss)                                          (1,517,731)
  Change in unrealized appreciation
    (depreciation)                                                   1,233,792
                                                                   -----------
    Increase (decrease) in net assets from
     operations                                                       (384,527)
                                                                   -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                                 13,746,833
                                                                   -----------
  Total increase (decrease) in net assets                           13,362,306

NET ASSETS
  Beginning of the period                                                    0
                                                                   -----------
  End of the period                                                $13,362,306
                                                                   ===========

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                                $         0
                                                                   ===========

*COMMENCEMENT OF OPERATIONS, JANUARY 31, 2000.
                 See accompanying notes to financial statements.
LOOMIS SAYLES EQUITY FUNDS                                                    89

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
GROWTH FUND

                                                           YEAR            YEAR
                                                          ENDED           ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                           2000            1999
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                      $  (145,463)   $  (113,365)
  Net realized gain (loss)                           10,662,518      4,039,815
  Change in unrealized appreciation
    (depreciation)                                    3,038,087      3,171,041
                                                    -----------    -----------
    Increase (decrease) in net assets from
     operations                                      13,555,142      7,097,491
                                                    -----------    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net realized gain on investments                 (2,609,474)    (6,391,595)
  RETAIL CLASS
    Net realized gain on investments                    (57,300)      (148,336)
  ADMIN CLASS
    Net realized gain on investments                          0              0
                                                    -----------    -----------
                                                     (2,666,774)    (6,539,931)
                                                    -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                   6,584,274      3,146,346
                                                    -----------    -----------
  Total increase (decrease) in net assets            17,472,642      3,703,906

NET ASSETS
  Beginning of the period                            28,883,726     25,179,820
                                                    -----------    -----------
  End of the period                                 $46,356,368    $28,883,726
                                                    ===========    ===========

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                 $         0    $         0
                                                    ===========    ===========

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
INTERNATIONAL EQUITY FUND

                                                           YEAR            YEAR
                                                          ENDED           ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                           2000            1999
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                     $   (403,315)   $   381,954
  Net realized gain (loss)                           29,086,883      3,798,847
  Change in unrealized appreciation
    (depreciation)                                   (4,596,429)    16,040,163
                                                   ------------    -----------
    Increase (decrease) in net assets from
     operations                                      24,087,139     20,220,964
                                                   ------------    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                              (549,601)      (829,740)
    Net realized gain on investments                 (5,899,843)    (1,229,014)
  RETAIL CLASS
    Net investment income                                (3,905)        (1,363)
    Net realized gain on investments                    (59,775)        (2,608)
  ADMIN CLASS
    Net investment income                                     0              0
    Net realized gain on investments                          0              0
                                                   ------------    -----------
                                                     (6,513,124)    (2,062,725)
                                                   ------------    -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                  16,129,186     (7,095,776)
                                                   ------------    -----------
  Total increase (decrease) in net assets            33,703,201     11,062,463

NET ASSETS
  Beginning of the period                            79,676,518     68,614,055
                                                   ------------    -----------
  End of the period                                $113,379,719    $79,676,518
                                                   ============    ===========

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                $          0    $   376,798
                                                   ============    ===========

                 See accompanying notes to financial statements.
LOOMIS SAYLES EQUITY FUNDS                                                    91

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
MID-CAP VALUE FUND

                                                           YEAR            YEAR
                                                          ENDED           ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                           2000            1999
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                       $   23,908     $   12,375
  Net realized gain (loss)                               71,065        146,067
  Change in unrealized appreciation
    (depreciation)                                      602,296        282,048
                                                     ----------     ----------
    Increase (decrease) in net assets from
     operations                                         697,269        440,490
                                                     ----------     ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                               (12,210)        (8,319)
    Net realized gain on investments                   (188,753)      (113,579)
  RETAIL CLASS
    Net realized gain on investments                     (9,687)        (6,713)
                                                     ----------     ----------
                                                       (210,650)      (128,611)
                                                     ----------     ----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                    (748,228)     1,569,205
                                                     ----------     ----------
  Total increase (decrease) in net assets              (261,609)     1,881,084

NET ASSETS
  Beginning of the period                             5,292,391      3,411,307
                                                     ----------     ----------
  End of the period                                  $5,030,782     $5,292,391
                                                     ==========     ==========

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                  $   23,093     $   12,079
                                                     ==========     ==========

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
RESEARCH FUND

                                                                         PERIOD
                                                                          ENDED
                                                                  SEPTEMBER 30,
                                                                          2000*
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                     $      (671)
  Net realized gain (loss)                                              14,798
  Change in unrealized appreciation
    (depreciation)                                                      78,294
                                                                   -----------
    Increase (decrease) in net assets from
     operations                                                         92,421
                                                                   -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                                  3,417,087
                                                                   -----------
  Total increase (decrease) in net assets                            3,509,508

NET ASSETS
  Beginning of the period                                                    0
                                                                   -----------
  End of the period                                                $ 3,509,508
                                                                   ===========

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                                $         0
                                                                   ===========

*COMMENCEMENT OF OPERATIONS, JULY 31, 2000.

                 See accompanying notes to financial statements.
LOOMIS SAYLES EQUITY FUNDS                                                    93

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
SMALL CAP GROWTH FUND


                                                           YEAR            YEAR
                                                          ENDED           ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                           2000            1999
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                     $ (1,344,505)   $  (412,157)
  Net realized gain (loss)                           15,371,710        103,100
  Change in unrealized appreciation
    (depreciation)                                   47,161,814     23,516,010
                                                   ------------    -----------
    Increase (decrease) in net assets from
     operations                                      61,189,019     23,206,953
                                                   ------------    -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                 183,209,242     45,726,592
                                                   ------------    -----------
  Total increase (decrease) in net assets           244,398,261     68,933,545

NET ASSETS
  Beginning of the period                            87,164,735     18,231,190
                                                   ------------    -----------
  End of the period                                $331,562,996    $87,164,735
                                                   ============    ===========

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                $          0    $         0
                                                   ============    ===========

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
SMALL CAP VALUE FUND

                                                           YEAR            YEAR
                                                          ENDED           ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                           2000            1999
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                     $  2,395,302   $  3,181,087
  Net realized gain (loss)                           13,210,026     19,210,781
  Change in unrealized appreciation
    (depreciation)                                   49,620,844     22,519,267
                                                   ------------   ------------
    Increase (decrease) in net assets from
     operations                                      65,226,172     44,911,135
                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                            (2,390,731)    (2,285,967)
    Net realized gain on investments                 (4,531,443)    (2,569,352)
  RETAIL CLASS
    Net investment income                              (452,153)      (290,949)
    Net realized gain on investments                 (1,335,295)      (520,647)
  ADMIN CLASS
    Net investment income                               (14,051)        (3,054)
    Net realized gain on investments                    (91,184)       (14,831)
                                                   ------------   ------------
                                                     (8,814,857)    (5,684,800)
                                                   ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                (119,065,673)    (8,787,045)
                                                   ------------   ------------
  Total increase (decrease) in net assets           (62,654,358)    30,439,290

NET ASSETS
  Beginning of the period                           381,661,935    351,222,645
                                                   ------------   ------------
  End of the period                                $319,007,577   $381,661,935
                                                   ============   ============

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                $  2,339,761   $  3,255,170
                                                   ============   ============

                 See accompanying notes to financial statements.
LOOMIS SAYLES EQUITY FUNDS                                                    95

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
WORLDWIDE FUND

                                                           YEAR            YEAR
                                                          ENDED           ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                           2000            1999
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                      $   410,719     $  303,174
  Net realized gain (loss)                            2,610,729        256,417
  Change in unrealized appreciation
    (depreciation)                                      (93,412)       830,774
                                                    -----------     ----------
    Increase (decrease) in net assets from
     operations                                       2,928,036      1,390,365
                                                    -----------     ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                              (298,668)      (246,147)
    Net realized gain on investments                   (283,232)      (217,254)
  RETAIL CLASS
    Net investment income                                (5,792)        (3,706)
    Net realized gain on investments                     (5,908)        (3,459)
                                                    -----------     ----------
                                                       (593,600)      (470,566)
                                                    -----------     ----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Increase (decrease) in net assets
    from capital share transactions                   1,920,513        471,820
                                                    -----------     ----------
  Total increase (decrease) in net assets             4,254,949      1,391,619

NET ASSETS
  Beginning of the period                             6,371,949      4,980,330
                                                    -----------     ----------
  End of the period                                 $10,626,898     $6,371,949
                                                    ===========     ==========

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                 $   346,942     $  215,169
                                                    ===========     ==========

                 See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]



LOOMIS SAYLES EQUITY FUNDS                                                    97

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS
AGGRESSIVE GROWTH FUND

                                                                         INSTITUTIONAL CLASS
                                                              ---------------------------------------------
                                                                                               NINE MONTHS
                                                                                                  ENDED
                                                              YEAR ENDED SEPTEMBER 30,        SEPTEMBER 30,
                                                              ------------------------        -------------
                                                               2000              1999              1998
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     20.08       $     10.51       $     11.49

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   (0.26)(d)         (0.09)(d)         (0.03)
  Net realized and unrealized gain (loss) on investments         29.11             10.05             (0.95)
                                                           -----------       -----------       -----------
    Total from investment operations                             28.85              9.96             (0.98)
                                                           -----------       -----------       -----------

LESS DISTRIBUTIONS--
  Distributions in excess of net investment income                0.00              0.00              0.00
  Distributions from net realized capital gains                  (1.22)            (0.39)             0.00
                                                           -----------       -----------       -----------
    Total distributions                                          (1.22)            (0.39)             0.00
                                                           -----------       -----------       -----------

Net asset value, end of period                             $     47.71       $     20.08       $     10.51
                                                           ===========       ===========       ===========
Total return (%)(a)                                              147.8              97.9              (8.5)
Net assets, end of period (000)                            $    62,364       $    13,308       $     2,073
Ratios to average net assets:
  Net expenses (%)(b)(c)                                          1.00              1.00              1.00
  Gross expenses (%)(c)                                           1.11              2.96              7.13
  Net investment income (loss) (%)(c)                            (0.66)            (0.56)            (0.35)
Portfolio turnover rate (%)                                        191               199                82

*   FROM COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31,1997.
**  FROM COMMENCEMENT OF CLASS OPERATIONS ON JULY 31, 2000 THROUGH
    SEPTEMBER 30, 2000.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                           INSTITUTIONAL
                                                               CLASS                                      RETAIL CLASS
                                                           -------------         --------------------------------------------------
                                                                                                                    NINE MONTHS
                                                            PERIOD ENDED                                                ENDED
                                                            DECEMBER 31,         YEAR ENDED SEPTEMBER 30,           SEPTEMBER 30,
                                                            ------------         ------------------------           -------------
                                                               1997*              2000              1999                1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     10.00       $     19.99       $     10.49         $     11.49

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                    (0.03)            (0.38)(d)         (0.14)(d)           (0.05)
  Net realized and unrealized gain (loss) on investments           2.26             28.94             10.03               (0.95)
                                                            -----------       -----------       -----------         -----------
    Total from investment operations                               2.23             28.56              9.89               (1.00)
                                                            -----------       -----------       -----------         -----------

LESS DISTRIBUTIONS--
  Distributions in excess of net investment income                (0.12)             0.00              0.00                0.00
  Distributions from net realized capital gains                   (0.62)            (1.22)            (0.39)               0.00
                                                            -----------       -----------       -----------         -----------
    Total distributions                                           (0.74)            (1.22)            (0.39)               0.00
                                                            -----------       -----------       -----------         -----------

Net asset value, end of period                              $     11.49       $     47.33       $     19.99         $     10.49
                                                            ===========       ===========       ===========         ===========
Total return (%)(a)                                                22.7             147.0              97.5                (8.7)
Net assets, end of period (000)                             $     1,848       $   110,824       $     1,175         $        85
Ratios to average net assets:
  Net expenses (%)(b)(c)                                           1.00              1.25              1.25                1.25
  Gross expenses (%)(c)                                            9.35              1.35              9.05               27.97
  Net investment income (loss) (%)(c)                             (0.38)            (0.89)            (0.80)              (0.60)
Portfolio turnover rate (%)                                         174               191               199                  82

                                                                               ADMIN
                                                                               CLASS
                                                           -------------   -------------

                                                            PERIOD ENDED   PERIOD ENDED
                                                            DECEMBER 31,   SEPTEMBER 30,
                                                            ------------   -------------
                                                               1997*          2000**
------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     10.00    $     40.38

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                    (0.06)         (0.09)(d)
  Net realized and unrealized gain (loss) on investments           2.27           7.02
                                                            -----------    -----------
    Total from investment operations                               2.21           6.93
                                                            -----------    -----------

LESS DISTRIBUTIONS--
  Distributions in excess of net investment income                (0.10)          0.00
  Distributions from net realized capital gains                   (0.62)          0.00
                                                            -----------    -----------
    Total distributions                                           (0.72)          0.00
                                                            -----------    -----------

Net asset value, end of period                              $     11.49    $     47.31
                                                            ===========    ===========
Total return (%)(a)                                                22.4           17.2
Net assets, end of period (000)                             $        74    $         0
Ratios to average net assets:
  Net expenses (%)(b)(c)                                           1.25           1.50
  Gross expenses (%)(c)                                           36.58           1.60
  Net investment income (loss) (%)(c)                             (0.67)         (1.14)
Portfolio turnover rate (%)                                         174            191

LOOMIS SAYLES EQUITY FUNDS                                                    99

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS
CORE VALUE FUND

                                                                    INSTITUTIONAL CLASS
                                                            ----------------------------------------
                                                                                       NINE MONTHS
                                                                                          ENDED
                                                            YEAR ENDED SEPTEMBER 30,   SEPTEMBER 30,
                                                            ------------------------   -------------
                                                               2000         1999           1998
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    16.54    $    16.85    $    17.64
                                                            ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS -
  Net investment income (loss)                                    0.17          0.22          0.18
  Net realized and unrealized gain (loss) on investments          0.41          1.53         (0.97)
                                                            ----------    ----------    ----------
  Total from investment operations                                0.58          1.75         (0.79)
                                                            ----------    ----------    ----------

LESS DISTRIBUTIONS -
  Dividends from net investment income                           (0.15)        (0.24)         0.00
  Distributions from net realized capital gains                  (1.85)        (1.82)         0.00
                                                            ----------    ----------    ----------
  Total distributions                                            (2.00)        (2.06)         0.00
                                                            ----------    ----------    ----------

Net asset value, end of period                              $    15.12    $    16.54    $    16.85
                                                            ==========    ==========    ==========
Total return (%)(a)                                                3.6          10.5          (4.5)
Net assets, end of period (000)                             $   38,792    $   66,726    $   66,928
Ratios to average net assets:
  Net expenses (%)(b)(c)                                          0.85          0.78          0.79
  Gross expenses (%)(c)                                           0.89          0.78          0.79
  Net investment income (loss) (%)(c)                             0.87          1.20          1.36
Portfolio turnover rate (%)                                         73            59            49

*   FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                                       INSTITUTIONAL CLASS
                                                            --------------------------------------


                                                                     YEAR ENDED DECEMBER 31,
                                                            --------------------------------------
                                                                1997          1996          1995
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    15.60    $    14.57    $    11.80
                                                            ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS -
  Net investment income (loss)                                    0.18          0.22          0.23
  Net realized and unrealized gain (loss) on investments          4.32          2.83          3.93
                                                            ----------    ----------    ----------
  Total from investment operations                                4.50          3.05          4.16
                                                            ----------    ----------    ----------

LESS DISTRIBUTIONS -
  Dividends from net investment income                           (0.19)        (0.22)        (0.23)
  Distributions from net realized capital gains                  (2.27)        (1.80)        (1.16)
                                                            ----------    ----------    ----------
  Total distributions                                            (2.46)        (2.02)        (1.39)
                                                            ----------    ----------    ----------

Net asset value, end of period                              $    17.64    $    15.60    $    14.57
                                                            ==========    ==========    ==========
Total return (%)(a)                                               29.2          21.2          35.2
Net assets, end of period (000)                             $   63,303    $   43,715    $   36,465
Ratios to average net assets:
  Net expenses (%)(b)(c)                                          0.84          1.13          1.20
  Gross expenses (%)(c)                                           0.84          1.13          1.20
  Net investment income (loss) (%)(c)                             1.12          1.44          1.61
Portfolio turnover rate (%)                                         64            58            60

                                                                                     RETAIL CLASS
                                                            ---------------------------------------------------------------
                                                                                         NINE MONTHS
                                                                                             ENDED          PERIOD ENDED
                                                            YEAR ENDED SEPTEMBER 30,     SEPTEMBER 30,      DECEMBER 31,
                                                            ------------------------     -------------     --------------
                                                                2000         1999             1998              1997*
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    16.48    $    16.79       $    17.62       $    15.60
                                                            ----------    ----------       ----------       ----------

INCOME FROM INVESTMENT OPERATIONS -
  Net investment income (loss)                                    0.16          0.18             0.15(d)          0.15(d)
  Net realized and unrealized gain (loss) on investments          0.38          1.52            (0.98)            4.30
                                                            ----------    ----------       ----------       ----------
  Total from investment operations                                0.54          1.70            (0.83)            4.45
                                                            ----------    ----------       ----------       ----------

LESS DISTRIBUTIONS -
  Dividends from net investment income                           (0.10)        (0.19)            0.00            (0.16)
  Distributions from net realized capital gains                  (1.85)        (1.82)            0.00            (2.27)
                                                            ----------    ----------       ----------       ----------
  Total distributions                                            (1.95)        (2.01)            0.00            (2.43)
                                                            ----------    ----------       ----------       ----------

Net asset value, end of period                              $    15.07    $    16.48       $    16.79       $    17.62
                                                            ==========    ==========       ==========       ==========
Total return (%)(a)                                                3.4          10.2             (4.7)            28.9
Net assets, end of period (000)                             $      262    $      605       $    1,015       $    1,324
Ratios to average net assets:
  Net expenses (%)(b)(c)                                          1.10          1.10             1.10             1.10
  Gross expenses (%)(c)                                           5.87          3.35             2.20             6.17
  Net investment income (loss) (%)(c)                             0.60          0.88             1.07             0.84
Portfolio turnover rate (%)                                         73            59               49               64

LOOMIS SAYLES EQUITY FUNDS                                                   101

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS
EMERGING MARKETS FUND

                                                    INSTITUTIONAL CLASS        RETAIL CLASS
                                                    -------------------        ------------

                                                          PERIOD                  PERIOD
                                                           ENDED                  ENDED
                                                       SEPTEMBER 30,           SEPTEMBER 30,
                                                       -------------           -------------
                                                           2000*                  2000**
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.00                 $16.21
                                                           ------                 ------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                              (0.22)(d)              (0.14)(d)
  Net realized and unrealized gain (loss)
    on investments                                           5.08                  (1.26)
                                                           ------                 ------
    Total from investment operations                         4.86                  (1.40)
                                                           ------                 ------

LESS DISTRIBUTIONS--
  Dividends from net investment income                       0.00                   0.00
  Distributions from net realized capital gains              0.00                   0.00
                                                           ------                 ------
    Total distributions                                      0.00                   0.00
                                                           ------                 ------

Net asset value, end of period                             $14.86                 $14.81
                                                           ======                 ======

Total return (%)(a)                                          48.6                   (8.6)
Net assets, end of period (000)                            $3,679                 $   27
Ratios to average net assets:
  Net expenses (%)(b)(c)                                     2.25                   2.50
  Gross expenses (%)(c)                                      6.20                  70.10
  Net investment income (loss) (%)(c)                       (1.46)                 (2.20)
Portfolio turnover rate (%)                                   134                    134

*   FROM COMMENCEMENT OF FUND OPERATIONS ON NOVEMBER 9, 1999.
**  FROM COMMENCEMENT OF CLASS OPERATIONS ON MAY 9, 2000.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS
GLOBAL TECHNOLOGY FUND

                                                   INSTITUTIONAL CLASS        RETAIL CLASS
                                                   -------------------        ------------

                                                          PERIOD                  PERIOD
                                                           ENDED                   ENDED
                                                       SEPTEMBER 30,           SEPTEMBER 30,
                                                       -------------           -------------
                                                           2000*                  2000*
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $10.00                 $10.00
                                                          ------                 ------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                             (0.08)                 (0.11)
  Net realized and unrealized gain (loss)
    on investments                                          2.78                   2.70
                                                          ------                 ------
    Total from investment operations                        2.70                   2.59
                                                          ------                 ------

LESS DISTRIBUTIONS--
  Dividends from net investment income                      0.00                   0.00
  Distributions from net realized capital gains             0.00                   0.00
                                                          ------                 ------
    Total distributions                                     0.00                   0.00
                                                          ------                 ------

Net asset value, end of period                            $12.70                 $12.59
                                                          ======                 ======

Total return (%)(a)                                         27.0                   25.9
Net assets, end of period (000)                           $7,678                 $5,685
Ratios to average net assets:
  Net expenses (%)(b)(c)                                    1.50                   1.75
  Gross expenses (%)(c)                                     3.37                   3.44
  Net investment income (loss) (%)(c)                      (1.13)                 (1.40)
Portfolio turnover rate (%)                                  181                    181

*   FROM COMMENCEMENT OF FUND OPERATIONS ON JANUARY 31, 2000.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
LOOMIS SAYLES EQUITY FUNDS                                                   103

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS
GROWTH FUND

                                                             INSTITUTIONAL CLASS
                                                  -----------------------------------------
                                                                               NINE MONTHS
                                                          YEAR ENDED              ENDED
                                                         SEPTEMBER 30,        SEPTEMBER 30,
                                                  ------------------------    -------------
                                                      2000          1999          1998
---------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    11.17    $    11.65     $    12.63
                                                  ----------    ----------     ----------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                         (0.05)        (0.04)         (0.03)
  Net realized and unrealized gain (loss)
    on investments                                      4.90          3.01          (0.95)
                                                  ----------    ----------     ----------
    Total from investment operations                    4.85          2.97          (0.98)
                                                  ----------    ----------     ----------

LESS DISTRIBUTIONS--
  Dividends from net investment income                  0.00          0.00           0.00
  Distributions from net realized capital gains        (1.02)        (3.45)          0.00
                                                  ----------    ----------     ----------
    Total distributions                                (1.02)        (3.45)          0.00
                                                  ----------    ----------     ----------

Net asset value, end of period                    $    15.00    $    11.17     $    11.65
                                                  ==========    ==========     ==========

Total return (%)(a)                                     45.6          30.9           (7.8)
Net assets, end of period (000)                   $   45,328    $   28,235     $   24,663
Ratios to average net assets:
  Net expenses (%)(b)(c)                                0.85          0.85           0.85
  Gross expenses (%)(c)                                 1.01          1.18           1.02
  Net investment income (loss) (%)(c)                  (0.36)        (0.40)         (0.32)
Portfolio turnover rate (%)                              203           164            118

*   FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.
**  FROM COMMENCEMENT OF CLASS OPERATIONS ON JULY 31, 2000 THROUGH
    SEPTEMBER 30, 2000.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                            INSTITUTIONAL CLASS
                                                  --------------------------------------

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                  --------------------------------------
                                                      1997          1996          1995
--------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    13.44    $    15.27    $    12.50
                                                  ----------    ----------    ----------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                         (0.04)        (0.07)         0.00
  Net realized and unrealized gain (loss)
    on investments                                      3.17          3.08          3.86
                                                  ----------    ----------    ----------
    Total from investment operations                    3.13          3.01          3.86
                                                  ----------    ----------    ----------

LESS DISTRIBUTIONS--
  Dividends from net investment income                  0.00          0.00          0.00
  Distributions from net realized capital gains        (3.94)        (4.84)        (1.09)
                                                  ----------    ----------    ----------
    Total distributions                                (3.94)        (4.84)        (1.09)
                                                  ----------    ----------    ----------

Net asset value, end of period                    $    12.63    $    13.44    $    15.27
                                                  ==========    ==========    ==========

Total return (%)(a)                                     24.5          19.9          30.9
Net assets, end of period (000)                   $   32,149    $   39,497    $   45,011
Ratios to average net assets:
  Net expenses (%)(b)(c)                                0.85          1.10          1.08
  Gross expenses (%)(c)                                 0.98          1.10          1.08
  Net investment income (loss) (%)(c)                  (0.26)        (0.47)        (0.29)
Portfolio turnover rate (%)                              116            99            48

                                                                          RETAIL CLASS                        ADMIN CLASS
                                                  -------------------------------------------------------   --------------
                                                                               NINE MONTHS      PERIOD          PERIOD
                                                         YEAR ENDED               ENDED         ENDED           ENDED
                                                        SEPTEMBER 30,         SEPTEMBER 30,  DECEMBER 31,    SEPTEMBER 30,
                                                  ------------------------    -------------  ------------   --------------
                                                      2000          1999          1998           1997*           2000**
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    11.06    $    11.59    $    12.59      $    13.44      $    14.09
                                                  ----------    ----------    ----------      ----------      ----------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                         (0.07)        (0.06)        (0.03)          (0.07)          (0.02)
  Net realized and unrealized gain (loss)
    on investments                                      4.83          2.98         (0.97)           3.16            0.72
                                                  ----------    ----------    ----------      ----------      ----------
    Total from investment operations                    4.76          2.92         (1.00)           3.09            0.70
                                                  ----------    ----------    ----------      ----------      ----------

LESS DISTRIBUTIONS--
  Dividends from net investment income                  0.00          0.00          0.00            0.00            0.00
  Distributions from net realized capital gains        (1.02)        (3.45)         0.00           (3.94)           0.00
                                                  ----------    ----------    ----------      ----------      ----------
    Total distributions                                (1.02)        (3.45)         0.00           (3.94)           0.00
                                                  ----------    ----------    ----------      ----------      ----------

Net asset value, end of period                    $    14.80    $    11.06    $    11.59      $    12.59      $    14.79
                                                  ==========    ==========    ==========      ==========      ==========

Total return (%)(a)                                     45.3          30.6          (7.9)           24.2             5.0
Net assets, end of period (000)                   $    1,028    $      649    $      516      $      194      $        0
Ratios to average net assets:
  Net expenses (%)(b)(c)                                1.10          1.10          1.10            1.10            1.35
  Gross expenses (%)(c)                                 3.29          4.43          4.74           12.96            1.50
  Net investment income (loss) (%)(c)                  (0.61)        (0.65)        (0.58)          (0.42)          (0.87)
Portfolio turnover rate (%)                              203           164           118             116             203

LOOMIS SAYLES EQUITY FUNDS                                                   105

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS
INTERNATIONAL EQUITY FUND

                                                                 INSTITUTIONAL CLASS
                                                  ----------------------------------------------
                                                                                    NINE MONTHS
                                                            YEAR ENDED                 ENDED
                                                           SEPTEMBER 30,           SEPTEMBER 30,
                                                  -----------------------------    -------------
                                                      2000              1999           1998
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     13.79       $     10.74    $     11.30
                                                  -----------       -----------    -----------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                          (0.06)(d)          0.07           0.14
  Net realized and unrealized gain (loss) on
    investments                                          4.77              3.31          (0.70)
                                                  -----------       -----------    -----------
    Total from investment operations                     4.71              3.38          (0.56)
                                                  -----------       -----------    -----------

LESS DISTRIBUTIONS--
  Dividends from net investment income                  (0.09)            (0.13)          0.00
  Distributions from net realized capital gains         (1.00)            (0.20)          0.00
                                                  -----------       -----------    -----------
    Total distributions                                 (1.09)            (0.33)          0.00
                                                  -----------       -----------    -----------

Net asset value, end of period                    $     17.41       $     13.79    $     10.74
                                                  ===========       ===========    ===========

Total return (%)(a)                                      34.4              32.0           (5.0)
Net assets, end of period (000)                   $   107,792       $    79,415    $    68,464
Ratios to average net assets:
  Net expenses (%)(b)(c)                                 1.00              1.00           1.00
  Gross expenses (%)(c)                                  1.15              1.22           1.18
  Net investment income (loss) (%)(c)                   (0.32)             0.53           1.49
Portfolio turnover rate (%)                               226               207             96

*   FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.
**  FROM COMMENCEMENT OF CLASS OPERATIONS ON JULY 31, 2000 THROUGH
    SEPTEMBER 30, 2000.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                                INSTITUTIONAL CLASS
                                                  --------------------------------------------

                                                                     YEAR ENDED
                                                                    DECEMBER 31,
                                                  --------------------------------------------
                                                      1997              1996           1995
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     13.16       $     11.65    $     11.61
                                                  -----------       -----------    -----------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                           0.15(d)           0.12           0.14
  Net realized and unrealized gain (loss) on
    investments                                         (0.27)             2.01           0.87
                                                  -----------       -----------    -----------
    Total from investment operations                    (0.12)             2.13           1.01
                                                  -----------       -----------    -----------

LESS DISTRIBUTIONS--
  Dividends from net investment income                  (0.19)            (0.09)         (0.14)
  Distributions from net realized capital gains         (1.55)            (0.53)         (0.83)
                                                  -----------       -----------    -----------
    Total distributions                                 (1.74)            (0.62)         (0.97)
                                                  -----------       -----------    -----------

Net asset value, end of period                    $     11.30       $     13.16    $     11.65
                                                  ===========       ===========    ===========

Total return (%)(a)                                      (1.0)             18.3            8.7
Net assets, end of period (000)                   $    82,188       $    90,662    $    79,488
Ratios to average net assets:
  Net expenses (%)(b)(c)                                 1.00              1.42           1.45
  Gross expenses (%)(c)                                  1.16              1.42           1.45
  Net investment income (loss) (%)(c)                    1.12              0.96           1.16
Portfolio turnover rate (%)                               119               151            133

                                                                         RETAIL CLASS                           ADMIN CLASS
                                                  ---------------------------------------------------------    -------------
                                                                               NINE MONTHS        PERIOD           PERIOD
                                                          YEAR ENDED              ENDED           ENDED            ENDED
                                                         SEPTEMBER 30,         SEPTEMBER 30,   DECEMBER 31,    SEPTEMBER 30,
                                                  --------------------------   -------------   ------------    -------------
                                                      2000           1999           1998           1997*           2000**
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    13.73     $     10.70    $     11.28    $     13.16     $     17.62
                                                  ----------     -----------    -----------    -----------     -----------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                         (0.05)(d)        0.05           0.10           0.10(d)        (0.02)(d)
  Net realized and unrealized gain (loss) on
    investments                                         4.67            3.28          (0.68)         (0.26)          (0.30)
                                                  ----------     -----------    -----------    -----------     -----------
    Total from investment operations                    4.62            3.33          (0.58)         (0.16)          (0.32)
                                                  ----------     -----------    -----------    -----------     -----------

LESS DISTRIBUTIONS--
  Dividends from net investment income                 (0.04)          (0.10)          0.00          (0.17)           0.00
  Distributions from net realized capital gains        (1.00)          (0.20)          0.00          (1.55)           0.00
                                                  ----------     -----------    -----------    -----------     -----------
    Total distributions                                (1.04)          (0.30)          0.00          (1.72)           0.00
                                                  ----------     -----------    -----------    -----------     -----------

Net asset value, end of period                    $    17.31     $     13.73    $     10.70    $     11.28     $     17.30
                                                  ==========     ===========    ===========    ===========     ===========

Total return (%)(a)                                     33.9            31.6           (5.1)          (1.3)           (1.8)
Net assets, end of period (000)                   $    5,588     $       261    $       150    $       233     $         0
Ratios to average net assets:
  Net expenses (%)(b)(c)                                1.25            1.25           1.25           1.25            1.50
  Gross expenses (%)(c)                                 1.67           12.33          10.26          16.24            1.77
  Net investment income (loss) (%)(c)                  (0.26)           0.29           1.16           0.73           (0.83)
Portfolio turnover rate (%)                              226             207             96            119             226

LOOMIS SAYLES EQUITY FUNDS                                                   107

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

MID-CAP VALUE FUND

                                                            INSTITUTIONAL CLASS
                                                         ------------------------


                                                         YEAR ENDED SEPTEMBER 30,
                                                         ------------------------
                                                            2000          1999
---------------------------------------------------------------------------------
Net asset value, beginning of period                      $10.99        $10.09
                                                          ------        ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                              0.06          0.03
  Net realized an unrealized gain (loss) on investments     1.47          1.26
                                                          ------        ------
    Total from investment operations                        1.53          1.29
                                                          ------        ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                     (0.03)        (0.03)
  Distributions from net realized capital gains            (0.43)        (0.36)
                                                          ------        ------
    Total distributions                                    (0.46)        (0.39)
                                                          ------        ------

Net asset value, end of period                            $12.06        $10.99
                                                          ======        ======

Total return (%)(a)                                         14.2          12.9
Net assets, end of period (000)                           $4,738        $5,062
Ratios to average net assets:
  Net expenses (%)(b)(c)                                    1.00          1.00
  Gross expenses (%)(c)                                     3.84          4.01
  Net investment income (loss) (%)(c)                       0.48          0.28
Portfolio turnover rate (%)                                  208           232

*   FROM COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31,1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                                                     INSTITUTIONAL CLASS
                                                                                 ---------------------------
                                                                                  NINE MONTHS
                                                                                     ENDED      PERIOD ENDED
                                                                                 SEPTEMBER 30,  DECEMBER 31,
                                                                                 -------------  ------------
                                                                                     1998           1997*
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $11.53         $10.00
                                                                                   -------        -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                                        0.02           0.07
  Net realized an unrealized gain (loss) on investments                              (1.46)          2.54
                                                                                   -------        -------
    Total from investment operations                                                 (1.44)          2.61
                                                                                   -------        -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                                0.00          (0.14)
  Distributions from net realized capital gains                                       0.00          (0.94)
                                                                                   -------        -------
    Total distributions                                                               0.00          (1.08)
                                                                                   -------        -------

Net asset value, end of period                                                      $10.09         $11.53
                                                                                   =======        =======

Total return (%)(a)                                                                  (12.5)          26.3
Net assets, end of period (000)                                                     $3,291         $3,736
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                              1.00           1.00
  Gross expenses (%)(c)                                                               4.33           6.65
  Net investment income (loss) (%)(c)                                                 0.22           0.74
Portfolio turnover rate (%)                                                            225            130
                                                                              RETAIL CLASS
                                                           --------------------------------------------------
                                                                             NINE MONTHS
                                                            YEAR ENDED          ENDED        PERIOD ENDED
                                                           SEPTEMBER 30,      SEPTEMBER 30,  DECEMBER 31,
                                                         ------------------  --------------  -----------
                                                          2000         1999        1998           1997*
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $10.96     $10.07       $11.53      $10.00
                                                         --------   --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                               0.03       0.00        (0.01)       0.03
  Net realized an unrealized gain (loss) on investments      1.46       1.25        (1.45)       2.55
                                                         --------   --------     --------    --------
    Total from investment operations                         1.49       1.25        (1.46)       2.58
                                                         --------   --------     --------    --------
LESS DISTRIBUTIONS--
  Dividends from net investment income                       0.00       0.00         0.00       (0.11)
  Distributions from net realized capital gains             (0.43)     (0.36)        0.00       (0.94)
                                                         --------   --------     --------    --------
    Total distributions                                     (0.43)     (0.36)        0.00       (1.05)
                                                         --------   --------     --------    --------

Net asset value, end of period                             $12.02     $10.96       $10.07      $11.53
                                                         ========   ========     ========    ========

Total return (%)(a)                                          13.9       12.5        (12.7)       26.0
Net assets, end of period (000)                           $   293    $   231      $   121     $   168
Ratios to average net assets:
  Net expenses (%)(b)(c)                                     1.25       1.25         1.25        1.25
  Gross expenses (%)(c)                                     10.43      13.62        13.31       27.99
  Net investment income (loss) (%)(c)                        0.23      (0.02)       (0.03)       0.42
Portfolio turnover rate (%)                                   208        232          225         130


LOOMIS SAYLES EQUITY FUNDS                                                   109

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

RESEARCH FUND

                                                            INSTITUTIONAL CLASS
                                                            -------------------
                                                                  PERIOD
                                                                   ENDED
                                                               SEPTEMBER 30,
                                                               -------------
                                                                   2000*
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
                                                                   ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                       0.00
  Net realized and unrealized gain (loss) on investments             0.54
                                                                   ------
    Total from investment operations                                 0.54
                                                                   ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                               0.00
  Distributions from net realized capital gains                      0.00
                                                                   ------
    Total distributions                                              0.00
                                                                   ------
Net asset value, end of period                                     $10.54
                                                                   ======

Total return (%)(a)                                                   5.4
Net assets, end of period (000)                                    $3,510
Ratios to average net assets:
  Net expenses (%)(b)(c)                                             1.15
  Gross expenses (%)(c)                                              8.02
  Net investment income (loss) (%)(c)                               (0.14)
Portfolio turnover rate (%)                                            20

*   COMMENCEMENT OF FUND OPERATIONS ON JULY 31, 2000.
(a) TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

















LOOMIS SAYLES EQUITY FUNDS                                                   111

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND

                                                             INSTITUTIONAL CLASS
                                              -----------------------------------------------------
                                                                         NINE MONTHS      PERIOD
                                                                            ENDED         ENDED
                                              YEAR ENDED SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,
                                              ------------------------  -------------  ------------
                                                 2000         1999          1998           1997*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $16.74        $9.83        $11.32          $10.00
                                             --------     --------      --------        --------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                  (0.16)(d)    (0.08)        (0.02)          (0.07)(d)
  Net realized and unrealized gain (loss)
    on investments                              10.40         6.99         (1.47)           1.99
                                             --------     --------      --------        --------
    Total from investment operations            10.24         6.91         (1.49)           1.92
                                             --------     --------      --------        --------
LESS DISTRIBUTIONS--
  Distributions in excess of net
    investment income                            0.00         0.00          0.00           (0.01)
  Distributions in excess of
    net realized capital gains                   0.00         0.00          0.00           (0.59)
                                             --------     --------      --------        --------
    Total distributions                          0.00         0.00          0.00           (0.60)
                                             --------     --------      --------        --------
Net asset value, end of period                 $26.98       $16.74         $9.83          $11.32
                                             ========     ========      ========        ========

Total return (%)(a)                              61.2         70.3         (13.2)           19.4
Net assets, end of period (000)              $262,147      $81,132       $17,174          $3,893
Ratios to average net assets:
  Net expenses (%)(b)(c)                         0.92         1.00          1.00            1.00
  Gross expenses (%)(c)                          0.92         1.11          2.15            5.81
  Net investment income (loss) (%)(c)           (0.62)       (0.80)        (0.53)          (0.65)
Portfolio turnover rate (%)                       170          163           116             211


* FROM COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER 31, 1997.
** FROM COMMENCEMENT OF CLASS OPERATIONS ON JULY 31, 2000 THROUGH SEPTEMBER 30,
   2000.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                          RETAIL CLASS                                             ADMIN CLASS
                                            -------------------------------------------------------               -------------
                                                                        NINE MONTHS       PERIOD                     PERIOD
                                                                           ENDED          ENDED                      ENDED
                                            YEAR ENDED   SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,               SEPTEMBER 30,
                                            --------------------------  -------------  ------------               -------------
                                                 2000       1999            1998          1997*                      2000**
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  16.65     $  9.80         $11.30        $10.00                      $23.67
                                              --------     -------        -------        ------                      ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                   (0.24)(d)   (0.08)         (0.08)        (0.10)(d)                   (0.05)(d)
  Net realized and unrealized gain (loss)
    on investments                               10.33        6.93          (1.42)         1.99                        3.11
                                              --------     -------        -------        ------                      ------
    Total from investment operations             10.09        6.85          (1.50)         1.89                        3.06
                                              --------     -------        -------        ------                      ------
LESS DISTRIBUTIONS--
  Distributions in excess of net
    investment income                             0.00        0.00           0.00          0.00                        0.00
  Distributions in excess of
    net realized capital gains                    0.00        0.00           0.00         (0.59)                       0.00
                                              --------     -------        -------        ------                      ------
    Total distributions                           0.00        0.00           0.00         (0.59)                       0.00
                                              --------     -------        -------        ------                      ------
Net asset value, end of period                $  26.74      $16.65        $  9.80        $11.30                      $26.73
                                              ========     =======        =======        ======                      ======

Total return (%)(a)                               60.6        69.9          (13.3)         19.2                        12.9
Net assets, end of period (000)                $69,416      $6,032         $1,057        $1,139                      $    0
Ratios to average net assets:
  Net expenses (%)(b)(c)                          1.23        1.25           1.25          1.25                        1.50
  Gross expenses (%)(c)                           1.23        1.80           3.70          7.82                        1.50
  Net investment income (loss) (%)(c)            (0.92)      (1.04)         (0.80)        (0.94)                      (1.16)
Portfolio turnover rate (%)                        170         163            116           211                         170

LOOMIS SAYLES EQUITY FUNDS                                                   113

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS
SMALL CAP VALUE FUND

                                                               INSTITUTIONAL CLASS
                                         ----------------------------------------------------------------------
                                                                   NINE MONTHS
                                                                      ENDED
                                         YEAR ENDED SEPTEMBER 30,  SEPTEMBER 30,   YEAR ENDED DECEMBER 31,
                                         ------------------------  -------------   ----------------------------
                                           2000          1999          1998        1997        1996       1995
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period   $  17.33       $  15.60      $  18.62    $  17.39    $  15.33    $ 12.86
                                       --------       --------      --------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)             0.14(d)        0.16          0.12        0.17        0.11       0.04
  Net realized and unrealized gain
    (loss) on investments                  3.36           1.83         (3.14)       4.26        4.47       4.06
                                       --------       --------      --------    --------    --------    -------
    Total from investment operations       3.50           1.99         (3.02)       4.43        4.58       4.10
                                       --------       --------      --------    --------    --------    -------
LESS DISTRIBUTIONS--
  Dividends from net investment
    income                                (0.14)         (0.12)         0.00       (0.15)      (0.11)     (0.04)
  Distributions from net realized
    capital gains                         (0.27)         (0.14)         0.00       (3.05)      (2.41)     (1.59)
                                       --------       --------      --------    --------    --------    -------
    Total distributions                   (0.41)         (0.26)         0.00       (3.20)      (2.52)     (1.63)
                                       --------       --------      --------    --------    --------    -------

Net asset value, end of period         $  20.42       $  17.33      $  15.60    $  18.62    $  17.39    $ 15.33
                                       ========       ========      ========    ========    ========    =======
Total return (%)(a)                        20.7           12.8         (16.2)       26.0        30.4       32.1
Net assets, end of period (000)        $214,919       $301,496      $296,116    $245,177    $163,625    $90,455
Ratios to average net assets:
  Net expenses (%)(b)(c)                   0.93           0.90          0.92        0.94        1.19       1.25
  Gross expenses (%)(c)                    0.93           0.90          0.92        0.94        1.19       1.25
  Net investment income (loss)(%)(c)       0.76           0.87          1.04        0.97        0.80       0.29
Portfolio turnover rate (%)                 102            113            78          94          73        155

*    FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER
     31, 1997.
**   FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1998 THROUGH SEPTEMBER
     30, 1998.
(a)  TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS
     ADVISORY FEES AND/OR BORNE OTHER OPERATING EXPENSES. PERIODS LESS THAN ONE
     YEAR ARE NOT ANNUALIZED.
(b)  THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
     THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF OPERATING
     EXPENSES WOULD HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d)  PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE
     WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                            RETAIL CLASS                                  ADMIN CLASS
                                        ---------------------------------------------------  ---------------------------------------
                                                                 NINE MONTHS                                             PERIOD
                                                                    ENDED      PERIOD ENDED                               ENDED
                                        YEAR ENDED SEPTEMBER 30, SEPTEMBER 30, DECEMBER 31,  YEAR ENDED SEPTEMBER 30,  SEPTEMBER 30,
                                        ------------------------ ------------- ------------  ------------------------  ------------
                                             2000       1999         1998         1997*         2000         1999         1998**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 17.28    $ 15.57      $ 18.62      $ 17.39       $ 17.24       $15.54      $18.62
                                           -------    -------      -------      -------       -------       ------      ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                0.10(d)    0.09         0.10         0.15(d)       0.04(d)      0.04        0.03
  Net realized and unrealized gain
    (loss) on investments                     3.36       1.84        (3.15)        4.21          3.37         1.83       (3.11)
                                           -------    -------      -------      -------       -------       ------      ------
    Total from investment operations          3.46       1.93        (3.05)        4.36          3.41         1.87       (3.08)
                                           -------    -------      -------      -------       -------       ------      ------
LESS DISTRIBUTIONS--
  Dividends from net investment
    income                                   (0.09)     (0.08)        0.00        (0.08)        (0.04)       (0.03)       0.00
  Distributions from net realized
    capital gains                            (0.27)     (0.14)        0.00        (3.05)        (0.27)       (0.14)       0.00
                                           -------    -------      -------      -------       -------       ------      ------
    Total distributions                      (0.36)     (0.22)        0.00        (3.13)        (0.31)       (0.17)       0.00
                                           -------    -------      -------      -------       -------       ------      ------

Net asset value, end of period             $ 20.38    $ 17.28      $ 15.57      $ 18.62       $ 20.34       $17.24      $15.54
                                           =======    =======      =======      =======       =======       ======      ======
Total return (%)(a)                           20.4       12.4        (16.4)        25.6          20.1         12.0       (16.5)
Net assets, end of period (000)            $92,698    $75,302      $54,060      $34,353       $11,391       $4,863      $1,046
Ratios to average net assets:
  Net expenses (%)(b)(c)                      1.17       1.20         1.19         1.25          1.50         1.50        1.50
  Gross expenses (%)(c)                       1.17       1.20         1.19         1.35          1.68         1.70        3.99
  Net investment income (loss)(%)(c)          0.53       0.57         0.79         0.79          0.21         0.30        0.95
Portfolio turnover rate (%)                    102        113           78           94           102          113          78

LOOMIS SAYLES EQUITY FUNDS                                                   115

LOOMIS SAYLES EQUITY FUNDS
FINANCIAL HIGHLIGHTS
WORLDWIDE FUND

                                                               INSTITUTIONAL CLASS
                                         ----------------------------------------------------------------------
                                                                   NINE MONTHS                     PERIOD
                                                                      ENDED        YEAR ENDED       ENDED
                                         YEAR ENDED SEPTEMBER 30,  SEPTEMBER 30,   DECEMBER 31,  DECEMBER 31,
                                         ------------------------  -------------   ------------  ------------
                                           2000          1999          1998        1997              1996
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $10.28       $ 8.79        $ 9.86        $10.63          $10.00
                                          ------       ------        ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)              0.58(d)      0.50          0.33          0.47            0.30
  Net realized and unrealized gain
    (loss) on investments                   4.02         1.82         (1.40)        (0.10)           0.63
                                          ------       ------        ------        ------          ------
    Total from investment operations        4.60         2.32         (1.07)         0.37            0.93
                                          ------       ------        ------        ------          ------
LESS DISTRIBUTIONS--
  Dividends from net investment
    income                                 (0.48)       (0.44)         0.00         (0.47)          (0.30)
  Distributions from net realized
    capital gains                          (0.47)       (0.39)         0.00         (0.67)           0.00
                                          ------       ------        ------        ------          ------
    Total distributions                    (0.95)       (0.83)         0.00         (1.14)          (0.30)
                                          ------       ------        ------        ------          ------
Net asset value, end of period            $13.93       $10.28        $ 8.79        $ 9.86          $10.63
                                          ======       ======        ======        ======          ======
Total return (%)(a)                         46.5         27.8         (10.9)          3.5             9.2
Net assets, end of period (000)           $9,748       $6,233        $4,907        $5,597          $5,189
Ratios to average net assets:
  Net expenses (%)(b)(c)                    1.00         1.00          1.00          1.00            1.00
  Gross expenses (%)(c)                     2.48         3.46          3.28          2.62            3.72
  Net investment income (loss) (%)(c)       4.26         5.07          4.37          3.89            4.62
Portfolio turnover rate (%)                  183          165            93           134              76

* From commencement of class operations on May 1, 1996 through December 31,
1996.
** From commencement of class operations on January 2, 1997 through December 31, 1997.
(a) Total returns would have been lower had the adviser not reduced its advisory fees and/or borne other operating expenses. Periods less than one year are not annualized.
(b) The adviser has agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement the Fund's ratio of operating expenses would have been higher.
(c) Annualized for periods less than one year.
(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

                                                               RETAIL CLASS
                                            -----------------------------------------------------
                                                                       NINE MONTHS
                                                                         ENDED        YEAR ENDED
                                            YEAR ENDED SEPTEMBER 30,  SEPTEMBER 30,   DECEMBER 31,
                                            ------------------------  ------------    -----------
                                              2000         1999            1998          1997
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.25       $ 8.76         $ 9.86       $ 10.63
                                             ------       ------         ------       -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                 0.62(d)      0.44           0.30(d)       0.38(d)
  Net realized and unrealized gain
    (loss) on investments                      3.94         1.86          (1.40)        (0.03)
                                             ------       ------         ------       -------
    Total from investment operations           4.56         2.30          (1.10)         0.35
                                             ------       ------         ------       -------
LESS DISTRIBUTIONS--
  Dividends from net investment
    income                                    (0.45)       (0.42)          0.00         (0.45)
  Distributions from net realized
    capital gains                             (0.47)       (0.39)          0.00         (0.67)
                                             ------       ------         ------       -------
    Total distributions                       (0.92)       (0.81)          0.00         (1.12)
                                             ------       ------         ------       -------
Net asset value, end of period               $13.89       $10.25         $ 8.76       $  9.86
                                             ======       ======         ======       =======
Total return (%)(a)                            46.2         27.6          (11.2)          3.3
Net assets, end of period (000)              $  879       $  138         $   73       $    20
Ratios to average net assets:
  Net expenses (%)(b)(c)                       1.25         1.25           1.25          1.25
  Gross expenses (%)(c)                        7.55        20.19          24.69        214.91
  Net investment income (loss) (%)(c)          4.49         4.88           3.88          3.58
Portfolio turnover rate (%)                     183          165             93           134


LOOMIS SAYLES EQUITY FUNDS                                                   117

LOOMIS SAYLES EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2000

1. Loomis Sayles Funds is comprised of predominantly no-load mutual funds (the "Funds").

Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified, open-end management investment company registered with the Securities and Exchange commission under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Each Fund is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

The Trust consists of the following Funds:

Fixed Income Funds                               Equity Funds
------------------                               ------------
Loomis Sayles Bond Fund                          Loomis Sayles Aggressive Growth Fund
Loomis Sayles Global Bond Fund                   Loomis Sayles Core Value Fund
Loomis Sayles High Yield Fund                    Loomis Sayles Emerging Markets Fund
Loomis Sayles Intermediate Maturity Bond Fund    Loomis Sayles Global Technology Fund
Loomis Sayles Investment Grade Bond Fund         Loomis Sayles Growth Fund
Loomis Sayles Managed Bond Fund                  Loomis Sayles International Equity Fund
Loomis Sayles Municipal Bond Fund                Loomis Sayles Mid-Cap Value Fund
Loomis Sayles Short-Term Bond Fund               Loomis Sayles Research Fund
Loomis Sayles U.S. Government Securities Fund    Loomis Sayles Small Cap Growth Fund
                                                 Loomis Sayles Small Cap Value Fund
                                                 Loomis Sayles Worldwide Fund

The financial statements of the Loomis Sayles Managed Bond Fund are presented separately.
The Loomis Sayles Emerging Markets, Global Technology, and Research Funds commenced operations on November 9, 1999, January 31, 2000, and July 31, 2000, respectively.
The Equity Funds offer Institutional and Retail Class shares (Aggressive Growth, Growth, International Equity, Small Cap Growth, and Small Cap Value Funds also offer an Admin Class). Each class has equal pro rata interest in the assets of the relevant fund and general voting privileges. Institutional, Retail and Admin Classes differ with respect to distribution and certain other class-specific expenses and expense reductions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Equity Funds:

LOOMIS SAYLES EQUITY FUNDS

SEPTEMBER 30, 2000
A. SECURITY VALUATION -- Equity securities for which quotations are readily available are valued at their last sale price on the exchange or markets where primarily traded or, if there is no reported sale during the day, at the closing bid price. Long-term debt securities for which quotations are readily available are valued by a pricing service, approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS -- The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The Funds, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Funds may be delayed or limited.

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of each of the Funds (including those Funds that invest in foreign investments) are maintained in U.S. dollars. The value of investments, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of each day. Purchases and sales of investments, income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of investments held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securites at year-end resulting from changes in exchange rates.

LOOMIS SAYLES EQUITY FUNDS                                                   119

LOOMIS SAYLES EQUITY FUNDS

SEPTEMBER 30, 2000

Certain funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency exchange contracts is determined using contractual currency exchange rates established at the time of each trade.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign investments may enter into forward foreign currency exchange contracts to protect its investments against changes in future foreign exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At September 30, 2000, there were no open forward foreign currency exchange contracts.
E. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES -- Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Discounts on zero coupon bonds, original issue discount bonds, step bonds and payment in kind bonds are accreted using a method that approximates the effective interest method. In determining net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the Funds based upon their relative net assets. Investment income, realized and unrealized

LOOMIS SAYLES EQUITY FUNDS

SEPTEMBER 30, 2000

gains and losses, and the common expenses of a fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund.
F. FEDERAL INCOME TAXES -- Each Fund is a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.
At September 30, 2000, the Core Value Fund and the Global Technology Fund had available capital loss carryforwards of $286,901 and $1,473,624, respectively, which will expire on September 30, 2008. The capital losses are intended to be used to offset future capital gains.
G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund pays its net investment income to shareholders annually. Distributions from net realized capital gains are declared and paid on an annual basis by all of the Funds. Income and capital gain distributions, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications to the Funds' capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for litigation proceeds, foreign currency transactions, non-deductible organization costs, deferred losses due to wash sales, excise tax regulations and net operating losses. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a Fund level. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

H. REDEMPTION FEES-- Shares held in Emerging Markets Fund less than one year are subject to a redemption fee equal to 2% of the amount redeemed.

I. ORGANIZATION EXPENSE-- Organization costs incurred by the Worldwide Fund are being amortized over 60 months.

2. PURCHASES AND SALES OF INVESTMENTS -- (excluding long-term U.S. Government securities and short-term investments) for each Fund for the period ended September 30, 2000 were as follows:

                                                 Purchases             Sales
                                                 ---------             -----
Aggressive Growth Fund ................         $248,284,574      $127,034,893
Core Value Fund .......................           37,944,669        64,848,576
Emerging Markets Fund .................            7,375,918         4,580,940
Global Technology Fund ................           35,894,950        22,457,792
Growth Fund ...........................           80,710,436        78,475,957
International Equity Fund .............          276,410,811       271,763,569
Mid-Cap Value Fund ....................           10,287,568        10,921,058

LOOMIS SAYLES EQUITY FUNDS                                                   121

LOOMIS SAYLES EQUITY FUNDS

SEPTEMBER 30, 2000

                                                 Purchases             Sales
                                                 ---------             -----
Research Fund .............................      $ 4,127,892        $  705,319
Small Cap Growth Fund .....................      500,271,027       328,838,920
Small Cap Value Fund ......................      337,513,272       444,444,433
Worldwide Fund ............................       16,442,691        15,685,503

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- For the twelve months ended September 30, 2000, the Funds incurred management fees payable to Loomis Sayles. Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by Nvest, L.P., a publicly-traded limited partnership whose general partner is indirectly owned by CDC Asset Management ("CDC AM") as of October 30, 2000. CDC AM is part of the Caisse des Depots Consignations. Separate management agreements for each Fund in effect during the year ended September 30, 2000 provided for fees at the following annual percentage rate of each Fund's average daily net assets indicated below. Loomis Sayles has contractually agreed, until February 1, 2001, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund to the following percentage rate of the Fund's average daily net assets:

                                                    Maximum Expense Ratios
                                               ---------------------------------
                                  Management   Institutional   Retail      Admin
Fund                                 Fees          Class        Class      Class
----                              ---------    -------------   ------      -----
Aggressive Growth Fund ......       0.75%           1.00%      1.25%       1.50%
Core Value Fund .............       0.50%           0.85%      1.10%        --
Emerging Markets Fund .......       1.25%           2.25%      2.50%        --
Global Technology Fund ......       1.00%           1.50%      1.75%        --
Growth Fund .................       0.50%           0.85%      1.10%       1.35%
International Equity Fund ...       0.75%           1.00%      1.25%       1.50%
Mid-Cap Value Fund ..........       0.75%           1.00%      1.25%        --
Research Fund ...............       0.75%           1.15%        --         --
Small Cap Growth Fund .......       0.75%           1.00%      1.25%       1.50%
Small Cap Value Fund ........       0.75%           1.00%      1.25%       1.50%
Worldwide Fund ..............       0.75%           1.00%      1.25%        --

Retail and Admin Class shares are subject to distribution fees payable to Loomis Sayles Distributors L.P. (the "Distributor"), a subsidiary of Loomis Sayles at an annual rate of 0.25% of the relevant class' average net assets, pursuant to distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Admin Class shares are subject to a shareholder service fee payable to the Distributor at an annual rate of 0.25% of the Fund's average net assets attributable to the Admin Class. Retail and Admin Class shares have exclusive voting rights with respect to their distribution plans.

The Institutional Class and Retail Class of shares of the Funds may pay the Distributor sub-transfer agent and servicing fees with respect to omnibus Fund shareholder accounts in amounts that will not cause the Funds' respective classes to exceed their expense

LOOMIS SAYLES EQUITY FUNDS

SEPTEMBER 30, 2000

limitations and that do not exceed the amounts that the Funds' transfer agent would charge if the beneficial owners of the omnibus accounts held Fund shares directly. As of September 30, 2000, the following amounts were paid under this arrangement:

                                       Share
        Fund                           Class               Amount
        ----                       -------------          ----------
        Aggressive Growth          Institutional          $       56
        Core Value                 Institutional               1,197
        Small Cap Growth           Institutional               3,340
        Small Cap Value            Institutional              23,392

Effective May 8, 2000, Loomis Sayles began charging the Funds for administrative services. As of September 30, 2000, the following amounts were incurred by the
Funds:

        Fund                                                 Amount
        ----                                              ----------
        Aggressive Growth ..............................  $   12,415
        Core Value .....................................       4,956
        Emerging Markets ...............................         470
        Global Technology ..............................       1,581
        Growth .........................................       5,063
        International Equity ...........................      15,275
        Mid-Cap Value ..................................         616
        Research Fund ..................................         149
        Small Cap Growth ...............................      30,348
        Small Cap Value ................................      37,637
        Worldwide ......................................       1,256

A. TRUSTEES FEES AND EXPENSES -- The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Loomis Sayles, CDC Asset Management or their affiliates. Each independent Trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.
B. SHAREHOLDERS -- At September 30, 2000, Loomis, Sayles & Company, L.P. Funded Pension Plan and Trust ("Pension Plan") and the Loomis, Sayles & Company, L.P. Employees' Profit Sharing Retirement Plan and Loomis Sayles Employees' Money Purchase Plan ("Defined Contribution Plans") held shares of beneficial interest in the Funds as follows:

                                                                      Defined
                                                     Pension       Contribution
                                                      Plan             Plans
                                                     -------       ------------
Aggressive Growth Fund .................             111,891          484,302
Core Value Fund ........................             339,190          567,009
Emerging Markets Fund ..................                   0           24,789
Global Technology Fund .................                   0           22,195
Growth Fund ............................             259,306        1,160,651
International Equity Fund ..............             833,968          460,534

LOOMIS SAYLES EQUITY FUNDS                                                   123

LOOMIS SAYLES EQUITY FUNDS

SEPTEMBER 30, 2000

                                                                        Defined
                                                     Pension         Contribution
                                                      Plan              Plans
                                                     -------         ------------
Mid-Cap Value Fund ....................              262,927            73,200
Research Fund .........................                    0                 0
Small Cap Growth Fund .................              220,567           342,154
Small Cap Value Fund ..................              321,008           554,887
Worldwide Fund ........................              542,066           120,045

4. BENEFICIAL INTEREST -- The following Funds have shareholders, each owning beneficially or of record 10% or more of the shares outstanding of a Fund as of September 30, 2000 and the total percentage of the shares of a Fund held by such shareholders.

                                                   10% or Greater   Shareholders
                                                      # of             % of
Fund                                              Shareholders      Shares Held
----                                              ------------      -----------
Emerging Markets Fund                                   1               40%
Research Fund                                           1               60%

5. LINE OF CREDIT -- The Trust has entered into an agreement which enables each Fund (except the Research Fund) to borrow under a $25 million unsecured line of credit. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.455%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by the Trust and apportioned among the Funds based on each Fund's average daily unused portion of the line of credit. The following information relates to aggregate borrowings for the year ended September 30, 2000:
Maximum amount outstanding at any month end ...................    $6,500,000
Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding
   during the period) .........................................    $4,230,000
Average annualized interest rate ..............................          6.53%

LOOMIS SAYLES EQUITY FUNDS

SEPTEMBER 30, 2000
6. CAPITAL SHARE TRANSACTIONS -- The tables below summarize the transactions in Fund shares for the periods indicated:

                                                 Loomis Sayles Aggressive Growth Fund
                                       ------------------------------------------------------
                                              Year Ended                    Year Ended
                                          September 30, 2000            September 30, 1999
                                       -----------------------        -----------------------
Institutional Class                      Shares         Amount          Shares       Amount
-------------------                    ---------        ------          ------       ------
Issued from the sale of shares         1,166,171    $ 47,463,571       618,252    $10,015,209
Issued in connection with the
   reinvestment of distributions          29,485         838,267         6,972         75,990
Redeemed .........................      (551,296)    (21,548,500)     (159,705)    (2,492,335)
                                       ---------    ------------      --------    -----------
Net change .......................       644,360    $ 26,753,338       465,519    $ 7,598,864
                                       =========    ============      ========    ===========

Retail Class                             Shares         Amount          Shares       Amount
-------------------                    ---------        ------          ------       ------
Issued from the sale of shares         2,659,678    $115,539,153      54,856 $      1,063,819
Issued in connection with the
   reinvestment of distributions           3,146          89,009           292          3,175
Redeemed .........................      (380,017)    (15,983,199)       (4,427)       (86,051)
                                       ---------    ------------      --------    -----------
Net change .......................     2,282,807    $ 99,644,963        50,721    $   980,943
                                       =========    ============      ========    ===========
Admin Class                             Shares*         Amount*
-------------------                    ---------        ------
Issued from the sale of shares                 5    $        190
Issued in connection with the
   reinvestment of distributions               0               0
Redeemed                                       0               0
                                       ---------    ------------
Net change                                     5    $        190
                                       =========    ============

* FROM JULY 31, 2000 (COMMENCEMENT OF OPERATIONS).

LOOMIS SAYLES EQUITY FUNDS                                                   125

LOOMIS SAYLES EQUITY FUNDS

SEPTEMBER 30, 2000

                                                   Loomis Sayles Core Value Fund
                                     ----------------------------------------------------------
                                             Year Ended                     Year Ended
                                         September 30, 2000             September 30, 1999
                                     --------------------------      --------------------------
Institutional Class                    Shares          Amount          Shares          Amount
-------------------                  -----------   ------------      -----------   ------------
Issued from the sale of shares ....     550,258      $8,139,639         664,692     $11,896,666
Issued in connection with the
   reinvestment of distributions ..     491,545       7,448,228         473,243       7,737,518
Redeemed ..........................  (2,510,635)    (36,184,566)     (1,076,592)    (19,066,379)
                                     -----------   ------------      -----------   ------------
Net change ........................  (1,468,832)   $(20,596,699)         61,343        $567,805
                                     ==========    ============      ===========   ============

Retail Class                           Shares          Amount          Shares          Amount
-------------------                  -----------   ------------      -----------   ------------
Issued from the sale of shares ....      15,686        $235,566           1,325         $24,196
Issued in connection with the
   reinvestment of distributions ..       3,702          55,887           6,562         107,155
Redeemed ..........................     (38,705)       (588,598)        (31,627)       (546,028)
                                     -----------   ------------      -----------   ------------
Net change ........................     (19,317)      $(297,145)        (23,740)      $(414,677)
                                     ==========    ============      ===========   ============
                                             Loomis Sayles
                                         Emerging Markets Fund
                                     -------------------------
                                             Period Ended
                                          September 30, 2000
                                     -------------------------
Institutional Class                    Shares*        Amount*
-------------------                  -----------   ------------
Issued from the sale of shares ....    258,695     $3,406,250
Issued in connection with the
   reinvestment of distributions ..          0              0
Redeemed ..........................    (11,149)      (183,893)
                                     ---------     ----------
Net change ........................    247,546     $3,222,357
                                     =========     ==========

Retail Class                          Shares**       Amount**
------------                         ---------     ----------
Issued from the sale of shares ....      1,799        $30,216
Issued in connection with the
   reinvestment of distributions ..          0              0
Redeemed ..........................          0              0
                                     ---------     ----------
Net change ........................      1,799        $30,216
                                     =========     ==========

 * FROM NOVEMBER 9, 1999 (COMMENCEMENT OF OPERATIONS).

** FROM MAY 9, 1999 (COMMENCEMENT OF OPERATIONS).

LOOMIS SAYLES EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2000

                                                              Loomis Sayles
                                                         Global Technology Fund
                                                         ----------------------
                                                             Period Ended
                                                         September 30, 2000
                                                         ----------------------
Institutional Class                                      Shares*      Amount*
-------------------                                      -------   -------------
Issued from the sale of shares ........................  730,784   $  9,373,436
Issued in connection with the
   reinvestment of distributions ......................        0              0
Redeemed .............................................. (126,138)    (1,727,964)
                                                         -------   -------------
Net change ............................................  604,646   $  7,645,472
                                                         =======   =============

Retail Class                                             Shares*        Amount*
------------                                             -------   -------------
Issued from the sale of shares ........................  766,007   $ 10,212,388
Issued in connection with the
   reinvestment of distributions ......................        0              0
Redeemed .............................................. (314,497)    (4,111,027)
                                                         -------   -------------
Net change ............................................  451,510   $  6,101,361
                                                         =======   =============

* FROM JANUARY 31, 2000 (COMMENCEMENT OF OPERATIONS).

                                                       Loomis Sayles Growth Fund
                                       --------------------------------------------------------
                                               Year Ended                     Year Ended
                                           September 30, 2000             September 30, 1999
                                       --------------------------    --------------------------
Institutional Class                     Shares        Amount           Shares         Amount
-------------------                    --------    ------------      ----------    ------------
Issued from the sale of shares ......   982,589    $ 13,739,510         595,614    $  6,698,266
Issued in connection with the
   reinvestment of distributions ....   213,234       2,582,261         670,374       6,335,038
Redeemed ............................  (701,344)     (9,865,685)       (855,375)    (10,013,356)
                                       --------    ------------      ----------    ------------
Net change ..........................   494,479    $  6,456,086         410,613    $  3,019,948
                                       ========    ============      ==========    ============
Retail Class                             Shares       Amount           Shares          Amount
------------                           --------    ------------      ----------    ------------
Issued from the sale of shares ......    30,092    $    403,759           6,413    $     68,404
Issued in connection with the
   reinvestment of distributions ....     4,783          57,295          15,812         148,319
Redeemed ............................   (24,121)       (333,030)         (8,103)        (90,325)
                                       --------    ------------      ----------    ------------
Net change ..........................    10,754    $    128,024          14,122    $    126,398
                                       ========    ============      ==========    ============
Admin Class                                                   Shares*       Amount*
-----------                                                  --------    ------------
Issued from the sale of shares ............................     11        $      164
Issued in connection with the
   reinvestment of distributions ..........................      0                 0
Redeemed ..................................................      0                 0
                                                             --------    ------------
Net change ................................................     11        $      164
                                                             ========    ============

* FROM JULY 31, 2000 (COMMENCEMENT OF CLASS OPERATIONS).

LOOMIS SAYLES EQUITY FUNDS                                                   127

LOOMIS SAYLES EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2000

                                               Loomis Sayles International Equity Fund
                                       --------------------------------------------------------
                                               Year Ended                     Year Ended
                                           September 30, 2000             September 30, 1999
                                       --------------------------    --------------------------
Institutional Class                     Shares        Amount           Shares         Amount
-------------------                    --------    ------------      ----------    ------------
Issued from the sale of shares ......  6,141,651  $ 121,233,754       1,220,250    $ 14,981,827
Issued in connection with the
   reinvestment of distributions ....    293,954      4,952,186         132,207       1,574,578
Redeemed ............................ (6,000,308)  (118,835,898)     (1,969,173)    (23,718,130)
                                      ----------  -------------      ----------    ------------
Net change ..........................    435,297  $   7,350,042        (616,716)   $ (7,161,725)
                                      ==========  =============      ==========    ============

Retail Class                            Shares        Amount           Shares         Amount
------------                           --------   -------------      ----------    ------------
Issued from the sale of shares ......  2,020,471  $  41,452,169          24,790    $    308,832
Issued in connection with the
   reinvestment of distributions ....      3,717         62,151             303           3,596
Redeemed ............................ (1,720,414)   (32,735,343)        (20,105)       (246,479)
                                      ----------  -------------      ----------    ------------
Net change ..........................    303,774  $   8,778,977           4,988    $     65,949
                                      ==========  =============      ==========    ============

Admin Class                             Shares*      Amount*
-----------                            --------   -------------
Issued from the sale of shares ......         10  $         167
Issued in connection with the
   reinvestment of distributions ....          0              0
Redeemed ............................          0              0
                                      ----------  -------------
Net change ..........................         10  $         167
                                      ==========  =============

* FROM JULY 31, 2000 (COMMENCEMENT OF OPERATIONS).

                                                    Loomis Sayles Mid-Cap Value Fund
                                       --------------------------------------------------------
                                               Year Ended                     Year Ended
                                           September 30, 2000             September 30, 1999
                                       --------------------------    --------------------------
Institutional Class                     Shares        Amount           Shares         Amount
-------------------                    --------    ------------      ----------    ------------
Issued from the sale of shares ......    155,561  $   1,788,815         279,307     $ 3,112,395
Issued in connection with the
   reinvestment of distributions ....     17,817        200,963          11,273         118,596
Redeemed ............................   (241,063)    (2,776,382)       (156,082)     (1,774,885)
                                      ----------  -------------      ----------    ------------
Net change ..........................    (67,685) $    (786,604)        134,498     $ 1,456,106
                                      ==========  =============      ==========    ============

Retail Class                            Shares         Amount          Shares         Amount
------------                           --------    ------------      ----------    ------------
Issued from the sale of shares ......      5,426  $      61,463          42,401     $   463,646
Issued in connection with the
   reinvestment of distributions ....        668          7,516             453           4,763
Redeemed ............................     (2,787)       (30,603)        (33,784)       (355,310)
                                      ----------  -------------      ----------    ------------
Net change ..........................      3,307  $      38,376           9,070     $   113,099
                                      ==========  =============      ==========    ============

LOOMIS SAYLES EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2000

                                           Loomis Sayles
                                           Research Fund
                                         ------------------
                                            Period Ended
                                         September 30, 2000
                                         ------------------
Institutional Class                     Shares*      Amount*
-------------------                    ---------    ---------
Issued from the sale of shares ......    332,974   $3,417,087
Issued in connection with the
   reinvestment of distributions ....          0            0
Redeemed ............................          0            0
                                       ---------   ----------
Net change ..........................    332,974   $3,417,087
                                       =========   ==========

* FROM JULY 31, 2000 (COMMENCEMENT OF OPERATIONS).

                                                  Loomis Sayles Small Cap Growth Fund
                                       --------------------------------------------------------
                                               Year Ended                     Year Ended
                                           September 30, 2000             September 30, 1999
                                       --------------------------    --------------------------
Institutional Class                     Shares        Amount           Shares         Amount
-------------------                    --------    ------------      ----------    ------------
Issued from the sale of shares ......  6,544,949  $ 168,973,667       4,039,306    $ 55,415,969
Issued in connection with the
   reinvestment of distributions ....          0              0               0               0
Redeemed ............................ (1,674,604)   (44,399,753)       (941,632)    (12,823,404)
                                      ----------  -------------      ----------    ------------
Net change ..........................  4,870,345  $ 124,573,914       3,097,674    $ 42,592,565
                                      ==========  =============      ==========    ============

Retail Class                            Shares        Amount           Shares         Amount
------------                           --------    ------------      ----------    ------------
Issued from the sale of shares ......  2,592,120  $  68,236,170         291,080    $  3,589,032
Issued in connection with the
   reinvestment of distributions ....          0              0               0               0
Redeemed ............................   (358,545)    (9,601,016)        (36,590)       (455,005)
                                      ----------  -------------      ----------    ------------
Net change ..........................  2,233,575  $  58,635,154         254,490    $  3,134,027
                                      ==========  =============      ==========    ============

Admin Class                             Shares*      Amount*
-----------                            --------    ------------
Issued from the sale of shares ......          7  $         174
Issued in connection with the
   reinvestment of distributions ....          0              0
Redeemed ............................          0              0
                                      ----------  -------------
Net change ..........................          7  $         174
                                      ==========  =============

* FROM JULY 31, 2000 (COMMENCEMENT OF CLASS OPERATIONS).

LOOMIS SAYLES EQUITY FUNDS                                                   129

LOOMIS SAYLES EQUITY FUNDS

SEPTEMBER 30, 2000

                                                     Loomis Sayles Small Cap Value Fund
                                       --------------------------------------------------------
                                               Year Ended                     Year Ended
                                           September 30, 2000             September 30, 1999
                                       --------------------------    --------------------------
Institutional Class                     Shares        Amount           Shares         Amount
-------------------                    --------    ------------      ----------    ------------
Issued from the sale of shares ......  3,190,066  $  59,944,936       4,989,202    $ 84,737,535
Issued in connection with the
   reinvestment of distributions ....    375,284      6,439,674         270,395       4,518,305
Redeemed ............................(10,440,533)  (193,537,135)     (6,836,078)   (116,873,636)
                                      ----------  -------------      ----------    ------------
Net change .......................... (6,875,183) $(127,152,525)     (1,576,481)   $(27,617,796)
                                      ==========  =============      ==========    ============
Retail Class                            Shares        Amount           Shares         Amount
------------                           --------    ------------      ----------    ------------
Issued from the sale of shares ......  2,528,175  $  45,649,528       2,803,843    $ 48,225,107
Issued in connection with the
   reinvestment of distributions ....    102,820      1,765,489          46,592         778,544
Redeemed ............................ (2,440,517)   (44,447,741)     (1,964,598)    (33,831,385)
                                      ----------  -------------      ----------    ------------
Net change ..........................    190,478  $   2,967,276         885,837    $ 15,172,266
                                      ==========  =============      ==========    ============
Admin Class                             Shares        Amount           Shares         Amount
------------                           --------    ------------      ----------    ------------
Issued from the sale of shares ......    398,777  $   7,378,041         462,206    $  7,924,628
Issued in connection with the
   reinvestment of distributions ....      3,646         62,683           1,071          17,884
Redeemed ............................   (124,340)    (2,321,148)       (248,524)     (4,284,027)
                                      ----------  -------------      ----------    ------------
Net change ..........................    278,083  $   5,119,576         214,753    $  3,658,485
                                      ==========  =============      ==========    ============
                                                        Loomis Sayles Worldwide Fund
                                       --------------------------------------------------------
                                               Year Ended                     Year Ended
                                           September 30, 2000             September 30, 1999
                                       --------------------------    --------------------------
Institutional Class                     Shares        Amount           Shares         Amount
-------------------                    --------    ------------      ----------    ------------
Issued from the sale of shares ......     74,658    $ 1,047,957          21,333    $    207,430
Issued in connection with the
   reinvestment of distributions ....     48,902        580,451          51,481         461,788
Redeemed ............................    (30,118)      (413,407)        (24,798)       (246,534)
                                      ----------  -------------      ----------    ------------
Net change ..........................     93,442    $ 1,215,001          48,016    $    422,684
                                      ==========  =============      ==========    ============

Retail Class                            Shares        Amount           Shares         Amount
------------                           --------    ------------      ----------    ------------
Issued from the sale of shares ......     56,422    $   799,135           6,580    $     63,000
Issued in connection with the
   reinvestment of distributions ....        989         11,700             549           4,916
Redeemed ............................     (7,661)      (105,323)         (1,936)        (18,780)
                                      ----------  -------------      ----------    ------------
Net change ..........................     49,750    $   705,512           5,193    $     49,136
                                      ==========  =============      ==========    ============

LOOMIS SAYLES EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2000
7. SUBSEQUENT EVENTS -- On August 7, 2000, the Board of Trustees approved the closing of the Retail Class of the Loomis Sayles Core Value and Worldwide Funds. It is expected that on or about December 18, 2000, the then outstanding Retail Class shares will be automatically converted into the Institutional Class shares having the same aggregate net asset value as the shares converted.
On October 18, 2000, the Board of Trustees approved the termination of the Loomis Sayles Mid-Cap Value Fund. It is expected that the Fund will terminate operations on or about December 18, 2000.
On October 30, 2000, CDC Asset Management (CDC AM) acquired Loomis Sayles' parent company, Nvest Companies, L.P. and its subsidiaries. CDC AM is part of the Caisse des Depots Consignations ("CDC"). CDC was created by the Federal Government and currently is supervised by the French Parliament.

LOOMIS SAYLES EQUITY FUNDS                                                   131

LOOMIS SAYLES EQUITY FUNDS

2000 U.S. TAX AND DISTRIBUTION INFORMATION TO SHAREHOLDERS (UNAUDITED)

FOREIGN TAX CREDITS -- The International Equity Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended September 30, 2000, the total amount of foreign taxes that will be passed through to shareholders and the foreign source income for information reporting purposes will be $127,561 (all of which represents taxes withheld) and $776,668, respectively.

CAPITAL GAINS DISTRIBUTIONS -- Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2000:

                                                                      Amount
                                                                      ------
Aggressive Growth Fund ........................................    $    61,718
Core Value Fund ...............................................      5,786,886
Growth Fund ...................................................      5,683,373
International Equity Fund .....................................      5,400,284
Mid-Cap Value Fund ............................................         61,094
Small Cap Value Fund ..........................................      3,905,981
Worldwide Fund ................................................         97,419

CORPORATE DIVIDENDS RECEIVED DEDUCTION -- For the fiscal year ended September 30, 2000, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:

                                                                    Qualifying
                                                                    Percentage
                                                                    ----------
Aggressive Growth Fund ........................................        7.31%
Core Value Fund ...............................................      100.00%
Growth Fund ...................................................        2.33%
Mid-Cap Value Fund ............................................       53.54%
Research Fund .................................................       17.53%
Small Cap Value Fund ..........................................       20.60%
Worldwide Fund ................................................        0.85%

LOOMIS SAYLES EQUITY FUNDS
SHAREHOLDER MEETING RESULTS (UNAUDITED)

At a special shareholders' meeting of the Loomis Sayles Funds held on October 5, 2000 shareholders of each Fund voted for the following proposal:

To approve new investment advisory agreements between the Trust on behalf of the Funds and Loomis Sayles & Company, L.P.

                                  VOTED        VOTED     ABSTAINED     TOTAL
FUND NAME                          FOR        AGAINST      VOTES       VOTES
-------------------               -----       -------    ---------     -----
Loomis Sayles Aggressive
   Growth Fund .........       1,607,579       5,389       465,017    2,077,985
Loomis Sayles Core
   Value Fund ..........       1,618,875      26,851         7,223    1,652,949
Loomis Sayles Emerging
   Markets Fund ........         158,998           0           129      159,127
Loomis Sayles Global
   Technology Fund .....         724,156       1,723         1,444      727,323
Loomis Sayles
   Growth Fund .........       2,109,112      19,424       115,400    2,243,936
Loomis Sayles International
   Equity Fund .........       5,647,809       7,771        17,768    5,673,348
Loomis Sayles Mid-Cap
   Value Fund ..........         394,556         212             0      394,768
Loomis Sayles
   Research Fund .......         200,461           0             0      200,461
Loomis Sayles Small Cap
   Growth Fund .........       5,723,969       4,445       545,385    6,273,799
Loomis Sayles Small Cap
   Value Fund ..........       9,297,858      44,552       880,250   10,222,660
Loomis Sayles Worldwide
   Fund ................         706,810           0           637      707,447

LOOMIS SAYLES EQUITY FUNDS                                                   133

LOOMIS SAYLES EQUITY FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of the Loomis Sayles Equity Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Loomis Sayles Equity Funds (consisting of the Loomis Sayles Aggressive Growth Fund, Core
Value Fund, Emerging Markets Fund, Global Technology Fund, Growth Fund, International Equity Fund, Mid-Cap Value Fund, Research Fund, Small Cap
Growth Fund, Small Cap Value Fund and Worldwide Fund) (collectively, the "Funds") at September 30, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
As described in Note 7, on October 18, 2000, the Trustees voted to liquidate the Loomis Sayles Mid-Cap Value Fund on or about December 18, 2000.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 15, 2000

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

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

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Telephone: 800 633-3330

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